J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.8

Loan ID	Seller Loan ID	Redaction ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	304875624	D	A	D	A	A	A	A	A	Closed	FCRE1764	2025-08-01 13:25	2025-08-07 15:37	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Received Updated 1003 and 1008 - Due Diligence Vendor-08/07/2025
Ready for Review-Document Uploaded. Please see attached 1008 and updated 1003.  - Seller-08/06/2025
Counter-Please provide a revised 1003 and 1008. - Due Diligence Vendor-08/06/2025
Ready for Review-Document Uploaded. Please see attached. There are statements in file from XXXX that verify the HELOC is a NOO (non-owner occupied) and does not belong to our subject that is a Primary Res, as confirmed by the Title Report. I’ve added the HELOC to the second rental on the VOM and updated the DTI, which remains within acceptable limits. - Seller-08/05/2025
																						Open-Missing the most recent 12 months mortgage history for XXXX and what property it is against. Upon receipt additional conditions maybe required. - Due Diligence Vendor-08/01/2025	Ready for Review-Document Uploaded. Please see attached 1008 and updated 1003. - Seller-08/06/2025 Ready for Review-Document Uploaded. Please see attached. There are statements in file from XXXX that verify the HELOC is a NOO (non-owner occupied) and does not belong to our subject that is a Primary Res, as confirmed by the Title Report. I’ve added the HELOC to the second rental on the VOM and updated the DTI, which remains within acceptable limits. - Seller-08/05/2025	Resolved-Received Updated 1003 and 1008 - Due Diligence Vendor-08/07/2025	Qualifying DTI below maximum allowed - Max DTI 50% - Borrower's DTI 39% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 720- Borrower's FICO 780		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5026381
XXXX		304875624	D	A	D	A	A	A	A	A	Closed	FCRE7497	2025-08-01 13:39	2025-08-06 16:05	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received Mortgage statements with escrows. - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please see attached. XXXX Mortgage loan statement for 3b - XXXX shows taxes and insurance are impounded. XXXX mortgage statement for 3c - XXXX shows taxes and insurance are impounded. Please clear this finding. - Seller-08/04/2025 Open-Missing for 3b the taxes and 3c the taxes & HOI. - Due Diligence Vendor-08/01/2025	Ready for Review-Document Uploaded. Please see attached. XXXX Mortgage loan statement for 3b - XXXX shows taxes and insurance are impounded. XXXX mortgage statement for 3c - XXXX shows taxes and insurance are impounded. Please clear this finding. - Seller-08/04/2025	Resolved-Received Mortgage statements with escrows. - Due Diligence Vendor-08/06/2025	Qualifying DTI below maximum allowed - Max DTI 50% - Borrower's DTI 39% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 720- Borrower's FICO 780		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5026670
XXXX	304875613	C	A	C	A	C	A	A	A	Closed	FCRE0075	2025-08-06 13:17	2025-08-25 15:43	Resolved	1 - Information	C	A	Credit	Eligibility	CoSignor or Guarantor is on debt or a loan not in this application according to the 1003 Declaration	Resolved-Received LOE from borrower marked in error. - Due Diligence Vendor-08/25/2025

Ready for Review-Document Uploaded. Please see attached.  - Seller-08/21/2025

																						Open-CoSignor or Guarantor is on debt or a loan not in this application according to the 1003 Declaration. Missing documentation and explanation for the "YES" answers under :Section 5: Declarations" for questions (5a.D1) : Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application; and (5a.F): Are you a co- signer or guarantor on any debt or loan that is not disclosed on this application? - Due Diligence Vendor-08/08/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/21/2025	Resolved-Received LOE from borrower marked in error. - Due Diligence Vendor-08/25/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 680- Borrower's FICO 749 Months Reserves exceed minimum required - Min reserves 3 mths- Borrower has 117.49 mths in reserves		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5078145
XXXX	304875613	C	A	C	A	C	A	A	A	Closed	finding-3634	2025-08-06 13:57	2025-08-08 17:16	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved------Zero (0%) tolerance fees increased by $200.00 (442 Re-Inspection) without a valid COC in file. However, there is a lender credit on Final Cd XXXX for fee's above legal limit in the amount of $200.00. Resolved.
 - Due Diligence Vendor-08/08/2025
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $200.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $200.00 (442 Re-Inspection) without a valid COC in file. However, there is a lender credit on Final Cd XXXX for fee's above legal limit in the amount of $200.00. Resolved. - Due Diligence Vendor-08/06/2025		Resolved------Zero (0%) tolerance fees increased by $200.00 (442 Re-Inspection) without a valid COC in file. However, there is a lender credit on Final Cd XXXX for fee's above legal limit in the amount of $200.00. Resolved. - Due Diligence Vendor-08/08/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 680- Borrower's FICO 749 Months Reserves exceed minimum required - Min reserves 3 mths- Borrower has 117.49 mths in reserves			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5079007
XXXX		304856763	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		304856818	D	A	A	A	A	A	D	A	Closed	FPRO1242	2025-10-06 09:08	2026-04-15 13:28	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received secondary valuation. - Due Diligence Vendor-10/13/2025 Ready for Review-Document Uploaded. Please see BPO valuation - Seller-10/09/2025 Open-Appraisal is Missing Missing secondary valuation. - Due Diligence Vendor-10/06/2025	Ready for Review-Document Uploaded. Please see BPO valuation - Seller-10/09/2025	Resolved-Received secondary valuation. - Due Diligence Vendor-10/13/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 720, Bwr FICO 801 Months Reserves exceed minimum required - 64 mths reserves; 6 mths required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5781285
XXXX		304856807	C	A	C	A	A	A	A	A	Closed	FCRE1160	2025-10-03 13:27	2025-10-13 14:16	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Expiration Date is before the Note Date	Resolved-Received policy with the corrected expiration date. - Due Diligence Vendor-10/13/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-10/09/2025 Open-Hazard Insurance Expiration Date of XXXX is prior to or equal to the Note Date of XXXX Provide insurance statement with accurate to and from dates. Current dates on statement in file show XXXX. - Due Diligence Vendor-10/03/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-10/09/2025	Resolved-Received policy with the corrected expiration date. - Due Diligence Vendor-10/13/2025	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 65.54m. Qualifying FICO score is at least 20 points above minimum for program - Lender minimum FICO 720, borrower FICO 801		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5769437
XXXX	304875602	C	B	C	B	A	A	A	A	Closed	FCRE1198	2025-10-07 07:24	2025-10-10 18:04	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Upon further review, the reserve requirements are waived due to a 10% + payment reduction. - Due Diligence Vendor-10/10/2025
Ready for Review-Document Uploaded. Subject RATE and TERM Refinance loan with new P&I of XXXX is lower than 10%, previous P&I XXXX as threshold - Seller-10/08/2025
																						Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 12 month(s) Assets are not sufficient to cover 12 months reserves required per guidelines. Missing personal bank statements to verify assets as unable to use business assets per guidelines. (no assets are in file) - Due Diligence Vendor-10/07/2025	Ready for Review-Document Uploaded. Subject RATE and TERM Refinance loan with new P&I of XXXX is lower than 10%, previous P&I XXXX as threshold - Seller-10/08/2025	Resolved-Upon further review, the reserve requirements are waived due to a 10% + payment reduction. - Due Diligence Vendor-10/10/2025	LTV is less than guideline maximum - LTV of 54.09% is below the maximum of 75% allowed per guidelines On time mortgage history exceeds guideline requirement - Credit report reflects on time mortgage history for last 28 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5799328
XXXX		304875602	C	B	C	B	A	A	A	A	Closed	FCRE0140	2025-10-07 07:30	2025-10-09 14:40	Waived	2 - Non-Material	C	B	Credit	Eligibility	DSCR loan does not meet program guidelines	Waived-Originator exception granted, waiver applied with comp factors. deemed non material as used higher market rents from 1025 in file. - Due Diligence Vendor-10/07/2025 Open-Exception in file to allow short term rental income of XXXX supported by bank statements. - Due Diligence Vendor-10/07/2025		Waived-Originator exception granted, waiver applied with comp factors. deemed non material as used higher market rents from 1025 in file. - Due Diligence Vendor-10/07/2025	LTV is less than guideline maximum - LTV of 54.09% is below the maximum of 75% allowed per guidelines On time mortgage history exceeds guideline requirement - Credit report reflects on time mortgage history for last 28 months			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	5799392
XXXX		304875602	C	B	C	B	A	A	A	A	Closed	FCRE1197	2025-10-07 06:35	2025-10-07 10:14	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited FICO is less than Guideline FICO	Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-10/07/2025 Open-Audited FICO of 672 is less than Guideline FICO of 680 Exception in file to allow FICO of 672 when the minimum FICO is 680. - Due Diligence Vendor-10/07/2025		Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-10/07/2025	LTV is less than guideline maximum - LTV of 54.09% is below the maximum of 75% allowed per guidelines On time mortgage history exceeds guideline requirement - Credit report reflects on time mortgage history for last 28 months	LTV is 5% less than guideline maximum P&I reduction more than 10% 24+ month on time mortgage history		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	5798911
XXXX		304875603	D	A	D	A	A	A	A	A	Closed	FCRE8887	2025-10-23 14:02	2025-10-23 14:48	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Received corrected application confirming citizenship. - Due Diligence Vendor-10/23/2025 Ready for Review-Document Uploaded. Document Uploaded. Updated PC Final 1003 Commercial loan application uploaded. Borr is a XXXX. - Due Diligence Vendor-10/23/2025 Open-The Final 1003 is Incomplete The borrower's citizenship status was not completed. - Due Diligence Vendor-10/23/2025		Resolved-Received corrected application confirming citizenship. - Due Diligence Vendor-10/23/2025	Months Reserves exceed minimum required - 104.98 mths reserves; 6 mths required. DSCR % greater than 1.20 - DSCR 1.79 with .75 min		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5992635
XXXX		304875603	D	A	D	A	A	A	A	A	Closed	FCRE1510	2025-10-21 16:28	2025-10-23 14:45	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument. - Due Diligence Vendor-10/23/2025 Ready for Review-Document Uploaded. Please see attached page 13 to 15 of 80 of signed closing package showing signature page, notary & legal description. Also see title deed continuation pages g. 16 to 19. Please clear this finding. - Seller-10/22/2025 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. The DOT ends on page 15, with no notary or signature page. - Due Diligence Vendor-10/21/2025	Ready for Review-Document Uploaded. Please see attached page 13 to 15 of 80 of signed closing package showing signature page, notary & legal description. Also see title deed continuation pages g. 16 to 19. Please clear this finding. - Seller-10/22/2025	Resolved-Received complete security instrument. - Due Diligence Vendor-10/23/2025	Months Reserves exceed minimum required - 104.98 mths reserves; 6 mths required. DSCR % greater than 1.20 - DSCR 1.79 with .75 min		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5964329
XXXX		304875436	D	A	D	A	A	A	A	A	Closed	FCRE1316	2025-10-24 08:39	2025-10-28 15:30	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received SOS confirming business active. - Due Diligence Vendor-10/28/2025 Ready for Review-Document Uploaded. Please see new printout reflects timestamp - This record as of XXXX - Seller-10/24/2025 Open-Borrower 1 3rd Party VOE Prior to Close Missing Provide evidence that B1's sole proprietor business, XXXX is in existence within 60 days of Note date. (XXXX search doc in file shows active; however, search does not include the date search was completed). - Due Diligence Vendor-10/24/2025	Ready for Review-Document Uploaded. Please see new printout reflects timestamp - This record as of XXXX - Seller-10/24/2025	Resolved-Received SOS confirming business active. - Due Diligence Vendor-10/28/2025	Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 40.77 Qualifying FICO score is at least 20 points above minimum for program - Lender minimum FICO 660, borrower FICO 759		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	6002284
XXXX	304875352	D	B	D	B	A	A	A	A	Closed	FCRE0177	2025-10-26 23:51	2025-12-03 13:22	Waived	2 - Non-Material	D	B	Credit	Eligibility	Missing Third Party Market Rent Source	Waived-Originator provided a waiver for XXXX with less than 60% as rental validation source, applied to non material finding with comp factors - Due Diligence Vendor-12/03/2025
Ready for Review-Document Uploaded. Please see Exception used at final approval - Seller-11/28/2025
Counter-Received duplicate XXXX-does not meet guidelines 3.2-(1) Market score must be 60 or higher.  Finding remains - Due Diligence Vendor-10/29/2025
Ready for Review-XXXX Lender notes the 3.2 DSCR guidelines state - Any of the following methods may be used to determine gross monthly rental income: - XXXX Rentalizer/Property Earning Potential Report accessed using the Explore Short-Term Rental Data, must meet the following requirements:
*** Revenue projection equals the average daily rental rate times the occupancy rate. *** supporting doc is the XXXX revenue projection of Averaged daily amount XXXX monthly income average used to qualify.
 - Seller-10/27/2025
Open-Missing Third Party Market Rent Source Missing 1007 form for subject property verifying a monthly short term rental amount totaling XXXX per month. Additional conditions may apply. - Due Diligence Vendor-10/27/2025	Ready for Review-Document Uploaded. Please see Exception used at final approval - Seller-11/28/2025
 Ready for Review-XXXX Lender notes the 3.2 DSCR guidelines state - Any of the following methods may be used to determine gross monthly rental income: - XXXX Rentalizer/Property Earning Potential Report accessed using the Explore Short-Term Rental Data, must meet the following requirements:
*** Revenue projection equals the average daily rental rate times the occupancy rate. *** supporting doc is the XXXX revenue projection of Averaged daily amount XXXX monthly income average used to qualify.
 - Seller-10/27/2025
																								Waived-Originator provided a waiver for XXXX with less than 60% as rental validation source, applied to non material finding with comp factors - Due Diligence Vendor-12/03/2025	Months Reserves exceed minimum required - Verified assets of 81.43 months exceeds the minimum required of 9 months Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 767 which exceeds the minimum of 700	Reserves: 79 months verified Credit: 0x30 for 24 months Fico 20 points above minimum	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	6017558
XXXX	304875454	C	A	C	A	A	A	A	A	Closed	FCRE1510	2025-10-30 10:17	2025-12-10 15:40	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received corrective Mortgage w/witnesses - Due Diligence Vendor-12/10/2025
Ready for Review-Document Uploaded. Please see attached corrective open-end mortgage deed showing 2 witnesses signature.  - Seller-12/09/2025
Counter-There has not been a change to XXXX law that eliminates the need for two Witnesses.  Two witnesses are required and one can be the notary. Finding remains.  - Due Diligence Vendor-11/03/2025
Ready for Review-I disagree.  It is not a requirement for recording, and this is a document that the settlement agent prepares and gets executed. Please take note, this is a cash-out refinance of an investment property and on page 641 of 720 on your file upload, there is a statutory warranty deed that shows two witnesses' signatures. Also, there is a 2012 change in XXXX wherein it eliminated the requirement that there be witnesses to a conveyance of land. It removed the requirement of attestation by two witnesses for conveyances of land. Please clear this finding.  - Seller-10/30/2025
Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing required witness signatures - Due Diligence Vendor-10/30/2025	Ready for Review-Document Uploaded. Please see attached corrective open-end mortgage deed showing 2 witnesses signature. - Seller-12/09/2025
 Ready for Review-I disagree.  It is not a requirement for recording, and this is a document that the settlement agent prepares and gets executed. Please take note, this is a cash-out refinance of an investment property and on page 641 of 720 on your file upload, there is a statutory warranty deed that shows two witnesses' signatures. Also, there is a 2012 change in XXXX wherein it eliminated the requirement that there be witnesses to a conveyance of land. It removed the requirement of attestation by two witnesses for conveyances of land. Please clear this finding.  - Seller-10/30/2025
																								Resolved-Received corrective Mortgage w/witnesses - Due Diligence Vendor-12/10/2025	Months Reserves exceed minimum required - 3 month minimum reserves required, borrower has 19.15 documented Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700, borrowers mid score is 739		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6066780
XXXX		304892513	C	A	C	A	A	A	B	A	Closed	FCRE0184	2025-10-31 11:08	2025-11-07 09:23	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Upon further review, the loan file contained all required business purpose documentation. - Due Diligence Vendor-11/07/2025 Ready for Review-Document Uploaded. Please see Business Purpose Affidavit confirming all funds are to be used for business. - Seller-11/05/2025 Open-Missing Cash-out Letter on a Business Purpose Loan. Not found in uploaded documents - Due Diligence Vendor-10/31/2025	Ready for Review-Document Uploaded. Please see Business Purpose Affidavit confirming all funds are to be used for business. - Seller-11/05/2025	Resolved-Upon further review, the loan file contained all required business purpose documentation. - Due Diligence Vendor-11/07/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - Min DSCR is .80, borrowers DSCR is above 1.0 at 1.075 Months Reserves exceed minimum required - 3 month minimum reserve required, borrower has 89.4 documented		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6082532
XXXX		304892513	C	A	C	A	A	A	B	A	Closed	FPRO0022	2025-10-31 11:08	2025-11-05 13:43	Resolved	1 - Information	B	A	Property	Property	FEMA disaster (Public) after appraisal without a PDI or 1004D	Resolved-The appraisal was completed on after the disaster on XXXX. Disaster end date XXXX. - Due Diligence Vendor-11/05/2025 Open-XXXX disaster after appraisal without a Public PDI or 1004D. No comments found in appraisal XXXX - Due Diligence Vendor-10/31/2025		Resolved-The appraisal was completed on after the disaster on XXXX. Disaster end date XXXX. - Due Diligence Vendor-11/05/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - Min DSCR is .80, borrowers DSCR is above 1.0 at 1.075 Months Reserves exceed minimum required - 3 month minimum reserve required, borrower has 89.4 documented			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6082531
XXXX	304892562	D	A	D	A	A	A	A	A	Closed	FCRE1316	2025-10-31 11:59	2025-11-04 14:42	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received EA letter dated within 60 days of the note. - Due Diligence Vendor-11/04/2025

Ready for Review-Document Uploaded. The borrower is self-employed. The delivered loan file included the attached CPA letter on page 395-396 as required per guidelines which states "in addition to verifying income, Underwriter must verify the current existence of the business within 60 days of the Note date. Acceptable methods of business verification include; CPA Verification". - Seller-11/03/2025

																						Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing VVOE dated within 10 days of closing. - Due Diligence Vendor-10/31/2025	Ready for Review-Document Uploaded. The borrower is self-employed. The delivered loan file included the attached CPA letter on page 395-396 as required per guidelines which states "in addition to verifying income, Underwriter must verify the current existence of the business within 60 days of the Note date. Acceptable methods of business verification include; CPA Verification". - Seller-11/03/2025	Resolved-Received EA letter dated within 60 days of the note. - Due Diligence Vendor-11/04/2025	Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 41.9 months. Qualifying FICO score is at least 20 points above minimum for program - Minimum FICO is 680; qualifying FICO is 702.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	6084128
XXXX		304875419	C	A	C	A	A	A	A	A	Closed	FCRE0179	2025-11-01 09:24	2025-11-05 14:45	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received UW attestation. - Due Diligence Vendor-11/05/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-11/03/2025 Open-UW Attestation/Docs stating warrantability are missing. No UW attestation addressing warrantability provided - Due Diligence Vendor-11/01/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-11/03/2025	Resolved-Received UW attestation. - Due Diligence Vendor-11/05/2025	LTV is less than guideline maximum - LTV is 51% with max allowed to 65% Qualifying FICO score is at least 20 points above minimum for program - Score is 667 with min required of 640		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6090673
XXXX		304875419	C	A	C	A	A	A	A	A	Closed	FCRE0184	2025-11-01 09:24	2025-11-05 14:45	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Received Cash Out Letter. - Due Diligence Vendor-11/05/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-11/03/2025 Open-Missing Cash-out Letter on a Business Purpose Loan. No cash out letter provided - Due Diligence Vendor-11/01/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-11/03/2025	Resolved-Received Cash Out Letter. - Due Diligence Vendor-11/05/2025	LTV is less than guideline maximum - LTV is 51% with max allowed to 65% Qualifying FICO score is at least 20 points above minimum for program - Score is 667 with min required of 640		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6090674
XXXX		304875419	C	A	C	A	A	A	A	A	Closed	FCOM1221	2025-11-01 08:46	2025-11-05 14:45	Resolved	1 - Information	C	A	Credit	Closing	The Deed of Trust is Incomplete	Resolved-Received Signature and Notary Page of the DOT. - Due Diligence Vendor-11/05/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-11/03/2025 Open-The Deed of Trust is Incomplete Missing pages including notary and signature. - Due Diligence Vendor-11/01/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-11/03/2025	Resolved-Received Signature and Notary Page of the DOT. - Due Diligence Vendor-11/05/2025	LTV is less than guideline maximum - LTV is 51% with max allowed to 65% Qualifying FICO score is at least 20 points above minimum for program - Score is 667 with min required of 640		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6090648
XXXX		304875610	B	B	B	B	A	A	A	A	Closed	FPRO1249	2025-11-04 15:25	2025-11-05 09:17	Waived	2 - Non-Material	B	B	Credit	Eligibility	Neighborhood Location Not Allowed for Program	Waived-Originator Exception in file Requesting to allow an exception for XXXX property. Non-Material for XXXX over. - Due Diligence Vendor-11/10/2025 Open-Primary Value Valuation Neighborhood Location Not Allowed for Program Primary Value Valuation Neighborhood Location is Allowed for Program - Due Diligence Vendor-11/04/2025		Waived-Originator Exception in file Requesting to allow an exception for XXXX. Non-Material for XXXX over. - Due Diligence Vendor-11/10/2025	Months Reserves exceed minimum required - Verified assets of 27.14 months exceeds the minimum required of 6 months DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.107 which exceeds the minimum required of 0.75	-52% ltv -0x30x24 -26 months reserves		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	6123001
XXXX		304875610	B	B	B	B	A	A	A	A	Closed	FCRE0140	2025-11-04 16:05	2025-11-05 09:16	Waived	2 - Non-Material	B	B	Credit	Eligibility	DSCR loan does not meet program guidelines	Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-11/05/2025 Open--Exception in file requesting to allow new lease with 1 month proof of rent and one month deposit. Non-Material: 1 month verified. - Due Diligence Vendor-11/04/2025		Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-11/05/2025	Months Reserves exceed minimum required - Verified assets of 27.14 months exceeds the minimum required of 6 months DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.107 which exceeds the minimum required of 0.75	-52% ltv -0x30x24 -26 months reserves		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	6123862
XXXX		304896974	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		304896938	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX		305052030	C	B	C	B	A	A	A	A	Closed	FCRE1492	2025-11-13 12:41	2025-11-18 16:13	Resolved	1 - Information	C	A	Credit	Assets	Cash Out Does Not Meet Guideline Requirements	Resolved-Cash Out Meets Guideline Requirements - Due Diligence Vendor-11/18/2025 Ready for Review-The transaction is not cash out. Borrower received Incidental cash back on a R/T refinance. - Seller-11/18/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-11/14/2025 Open-Cash Out Does Not Meet Guideline Requirements Cash out exceeds the maximum - Max cash back on Rate and Term lesser of of 2% ($6480) or $5000 - Cash back at closing. $7691.41 - Due Diligence Vendor-11/13/2025	Ready for Review-The transaction is not cash out. Borrower received Incidental cash back on a R/T refinance. - Seller-11/18/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-11/14/2025	Resolved-Cash Out Meets Guideline Requirements - Due Diligence Vendor-11/18/2025	On time mortgage history exceeds guideline requirement - Primary housing history 0x30x48. Months Reserves exceed minimum required - 0 reserves required, borrower has 6.65 documented		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	6241220
XXXX	305052030	C	B	C	B	A	A	A	A	Closed	FCRE0104	2025-11-13 12:44	2025-11-18 14:44	Waived	2 - Non-Material	C	B	Credit	Eligibility	Prepayment Penalty is not allowed	Waived-Originator waiver applied to non material finding with comp factors
Deemed non material due to the Promissory Note contain the following verbiage, that would eliminate the Pre-Payment Penalty when not allowed per State Regulations: • Sec. Q – “This Note shall be governed by the laws of the Property Jurisdiction” . - Due Diligence Vendor-11/18/2025
Ready for Review-Document Uploaded.  - Seller-11/17/2025
Ready for Review-Please note that all of our Promissory Notes contain the following verbiage, that would eliminate the Pre-Payment Penalty when not allowed per State Regulations:
•   Sec. Q – “This Note shall be governed by the laws of the Property Jurisdiction”
It is our position that no further documentation is required, since the Note already contains verbiage negating the Pre-Payment Penalty, if it is not allowed in the state in which the property is located.  The prepayment issue is not a credit factor and will not pose any salability issues based on the verbiage already included within the Promissory Note.  Any additional clerical requirements or pricing discrepancies will be addressed and remedied with the final investor; and, should not be a reason to delay the loan as it does not pose any qualifying concerns. - Seller-11/14/2025
Open-Prepayment Penalty is not allowed. XXXX does not allow for PP on an LLC - Due Diligence Vendor-11/13/2025	Ready for Review-Document Uploaded. - Seller-11/17/2025

 Ready for Review-Please note that all of our Promissory Notes contain the following verbiage, that would eliminate the Pre-Payment Penalty when not allowed per State Regulations:
•   Sec. Q – “This Note shall be governed by the laws of the Property Jurisdiction”
It is our position that no further documentation is required, since the Note already contains verbiage negating the Pre-Payment Penalty, if it is not allowed in the state in which the property is located.  The prepayment issue is not a credit factor and will not pose any salability issues based on the verbiage already included within the Promissory Note.  Any additional clerical requirements or pricing discrepancies will be addressed and remedied with the final investor; and, should not be a reason to delay the loan as it does not pose any qualifying concerns. - Seller-11/14/2025

																								Waived-Originator waiver applied to non material finding with comp factors Deemed non material due to the Promissory Note contain the following verbiage, that would eliminate the Pre-Payment Penalty when not allowed per State Regulations: • Sec. Q – “This Note shall be governed by the laws of the Property Jurisdiction” . - Due Diligence Vendor-11/18/2025	On time mortgage history exceeds guideline requirement - Primary housing history 0x30x48. Months Reserves exceed minimum required - 0 reserves required, borrower has 6.65 documented		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	6241281
XXXX	305052030	C	B	C	B	A	A	A	A	Closed	FCRE0184	2025-11-13 12:44	2025-11-18 13:26	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Received confirmation r/t and business purpose affidavit received. - Due Diligence Vendor-11/18/2025

Ready for Review-We respectfully disagree. A cash out letter is not required for incidental cash back on a R/T refinance. - Seller-11/17/2025

Counter-No document received. Missing Cash-out Letter on a Business Purpose Loan.  - Due Diligence Vendor-11/17/2025

Ready for Review-We respectfully disagree. a cash out letter is not required for incidental cash back on a R/T refinance. - Seller-11/14/2025

																						Open-Missing Cash-out Letter on a Business Purpose Loan. None in file upload - Due Diligence Vendor-11/13/2025	Ready for Review-We respectfully disagree. A cash out letter is not required for incidental cash back on a R/T refinance. - Seller-11/17/2025 Ready for Review-We respectfully disagree. a cash out letter is not required for incidental cash back on a R/T refinance. - Seller-11/14/2025	Resolved-Received confirmation r/t and business purpose affidavit received. - Due Diligence Vendor-11/18/2025	On time mortgage history exceeds guideline requirement - Primary housing history 0x30x48. Months Reserves exceed minimum required - 0 reserves required, borrower has 6.65 documented			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	6241282
XXXX		305039355	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX		305023672	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX		305035342	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX		305030864	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305035416	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	305035385	D	B	D	B	A	A	A	A	Closed	FCRE1158	2026-01-14 12:28	2026-03-19 11:13	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-The CD reflected the premium total amount paid was XXXX. An escrow analysis will be completed before it is due again. - Due Diligence Vendor-03/19/2026
Ready for Review-The discrepancy will be addressed and remedied with the final investor. Please see attached revised 1003 and 1008. - Seller-03/17/2026
Ready for Review-Document Uploaded.  - Seller-03/17/2026
Counter-HOI provided reflects premium much higher than collected on final CD and payment letter. Policy reflects total premium at XXXX - Due Diligence Vendor-02/26/2026
Ready for Review-Document Uploaded. Please see attached. - Seller-02/24/2026
																						Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided HOI policy provided shows premium at XXXX. Payment letter reflects monthly amount at XXXX. Verify premium and verify payment letter is correct. - Due Diligence Vendor-01/15/2026	Ready for Review-The discrepancy will be addressed and remedied with the final investor. Please see attached revised 1003 and 1008. - Seller-03/17/2026 Ready for Review-Document Uploaded. - Seller-03/17/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/24/2026	Resolved-The CD reflected the premium total amount paid was XXXX. An escrow analysis will be completed before it is due again. - Due Diligence Vendor-03/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7089340
XXXX	305035385	D	B	D	B	A	A	A	A	Closed	FCRE1506	2026-01-14 13:51	2026-03-19 11:01	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-DTI updated due to spouse responsible for XXXX, lots have been sold, 100% rental income can be used and taxes are not owed. - Due Diligence Vendor-03/19/2026
Ready for Review-Please refer to uploaded documents in related finding. - Seller-03/17/2026
Counter-XXXX requires - an approved IRS installment agreement with the terms of repayment, including the monthly payment amount and total amount due; and evidence the borrower is current on the payments associated with the tax installment plan. Acceptable evidence includes the most recent payment reminder from the IRS, reflecting the last payment amount and date and the next payment amount owed and due date. At least one payment must have been made prior to closing. - Due Diligence Vendor-01/20/2026
Ready for Review-According to the Divorce Decree Vacant lots are awarded to the spouse and she has sole responsibly for the expenses. The XXXX tax payment per the Divorce Decree has been added to the DTI calculations, see attached revised 1003 and 1008 in related finding. With respect the XXXX taxes, the divorce decree addressing taxes due is not evidence of delinquency and does not, by itself, require the lender to obtain proof of payment. A balance due at filing reflects under-withholding for the year and taxpayers often pay this amount at the time of filing or immediately afterward. There is no indication the borrower is past due, on a payment plan, or subject to an IRS lien. Without any evidence of delinquency there is no requirement in XXXX guidelines that requires post0filing tax payments. Because the Decree only mentions balances due and not a delinquent tax obligation, documentation of payment is not required. Furthermore, as noted on the Divorce Decree, any balances due, if any, will be paid with the proceeds from a property that is pending sale. - Seller-01/15/2026
Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. We are missing in DTI - taxes for two additional lots owned by borrower and ex-spouse located by 2nd home/rental on XXXX.  Need taxes for both lots to be included in DTI.
Borrower and ex-spouse both owe XXXX taxes to IRS. We need repayment agreement as this debt should also be included. - Due Diligence Vendor-01/15/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-03/17/2026
 Ready for Review-According to the Divorce Decree Vacant lots are awarded to the spouse and she has sole responsibly for the expenses. The XXXX tax payment per the Divorce Decree has been added to the DTI calculations, see attached revised 1003 and 1008 in related finding. With respect the XXXX taxes, the divorce decree addressing taxes due is not evidence of delinquency and does not, by itself, require the lender to obtain proof of payment. A balance due at filing reflects under-withholding for the year and taxpayers often pay this amount at the time of filing or immediately afterward. There is no indication the borrower is past due, on a payment plan, or subject to an IRS lien. Without any evidence of delinquency there is no requirement in XXXX guidelines that requires post0filing tax payments. Because the Decree only mentions balances due and not a delinquent tax obligation, documentation of payment is not required. Furthermore, as noted on the Divorce Decree, any balances due, if any, will be paid with the proceeds from a property that is pending sale. - Seller-01/15/2026
																								Resolved-DTI updated due to spouse responsible for XXXX, lots have been sold, 100% rental income can be used and taxes are not owed. - Due Diligence Vendor-03/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7091884
XXXX	305035385	D	B	D	B	A	A	A	A	Closed	FCRE1507	2026-01-14 13:51	2026-03-19 11:00	Resolved	1 - Information	C	A	Credit	QM-ATR	Discrepancy between Originator QM Status and Final QM Status	Resolved-The Originator QM Status and Final QM Status are the same. - Due Diligence Vendor-03/19/2026
Ready for Review-Please refer to uploaded documents in related finding. - Seller-03/17/2026
Counter-XXXX requires - an approved IRS installment agreement with the terms of repayment, including the monthly payment amount and total amount due; and evidence the borrower is current on the payments associated with the tax installment plan. Acceptable evidence includes the most recent payment reminder from the IRS, reflecting the last payment amount and date and the next payment amount owed and due date. At least one payment must have been made prior to closing. - Due Diligence Vendor-01/20/2026
Ready for Review-According to the Divorce Decree Vacant lots are awarded to the spouse and she has sole responsibly for the expenses. The XXXX tax payment per the Divorce Decree has been added to the DTI calculations, see attached revised 1003 and 1008 in related finding. With respect the XXXX taxes, the divorce decree addressing taxes due is not evidence of delinquency and does not, by itself, require the lender to obtain proof of payment. A balance due at filing reflects under-withholding for the year and taxpayers often pay this amount at the time of filing or immediately afterward. There is no indication the borrower is past due, on a payment plan, or subject to an IRS lien. Without any evidence of delinquency there is no requirement in XXXX guidelines that requires post0filing tax payments. Because the Decree only mentions balances due and not a delinquent tax obligation, documentation of payment is not required. Furthermore, as noted on the Divorce Decree, any balances due, if any, will be paid with the proceeds from a property that is pending sale. - Seller-01/15/2026
Open-The Originator QM Status is not the same as the Final QM Status.  We are missing in DTI - taxes for two additional lots owned by borrower and ex-spouse located by 2nd home/rental on XXXX.  Need taxes for both lots to be included in DTI.
Borrower and ex-spouse both owe XXXX taxes to IRS. We need repayment agreement as this debt should also be included. - Due Diligence Vendor-01/15/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-03/17/2026
 Ready for Review-According to the Divorce Decree Vacant lots are awarded to the spouse and she has sole responsibly for the expenses. The XXXX tax payment per the Divorce Decree has been added to the DTI calculations, see attached revised 1003 and 1008 in related finding. With respect the XXXX taxes, the divorce decree addressing taxes due is not evidence of delinquency and does not, by itself, require the lender to obtain proof of payment. A balance due at filing reflects under-withholding for the year and taxpayers often pay this amount at the time of filing or immediately afterward. There is no indication the borrower is past due, on a payment plan, or subject to an IRS lien. Without any evidence of delinquency there is no requirement in XXXX guidelines that requires post0filing tax payments. Because the Decree only mentions balances due and not a delinquent tax obligation, documentation of payment is not required. Furthermore, as noted on the Divorce Decree, any balances due, if any, will be paid with the proceeds from a property that is pending sale. - Seller-01/15/2026
																								Resolved-The Originator QM Status and Final QM Status are the same. - Due Diligence Vendor-03/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7091885
XXXX	305035385	D	B	D	B	A	A	A	A	Closed	FCRE1193	2026-01-14 14:13	2026-03-19 10:59	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-DTI updated due to spouse responsible for XXXX, lots have been sold, 100% rental income can be used and taxes are not owed. - Due Diligence Vendor-03/19/2026
Ready for Review-The lots have been sold. Please see warranty deed and updated 1003 and 1008 uploaded in related findings. - Seller-03/17/2026
Counter-Review is unable to locate ex spouse awarded lots.  Please provide.   - Due Diligence Vendor-01/16/2026
Ready for Review-According to the Divorce Decree Vacant lots are awarded to the spouse and she has sole responsibly for the expenses.  - Seller-01/15/2026
Open-Audited DTI of 62.77% exceeds Guideline DTI of 50% We are missing in DTI - taxes for two additional lots owned by borrower and ex-spouse located by 2nd home/rental on XXXX.  Need taxes for both lots to be included in DTI.
																						Borrower and ex-spouse both owe XXXX taxes to IRS. We need repayment agreement as this debt should also be included. - Due Diligence Vendor-01/15/2026	Ready for Review-The lots have been sold. Please see warranty deed and updated 1003 and 1008 uploaded in related findings. - Seller-03/17/2026 Ready for Review-According to the Divorce Decree Vacant lots are awarded to the spouse and she has sole responsibly for the expenses. - Seller-01/15/2026	Resolved-DTI updated due to spouse responsible for XXXX, lots have been sold, 100% rental income can be used and taxes are not owed. - Due Diligence Vendor-03/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7092379
XXXX	305035385	D	B	D	B	A	A	A	A	Closed	FCRE1440	2026-01-14 13:31	2026-03-19 10:58	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Guidelines allow rolling delinquencies are considered for 30 days late up to six (6) lates are one (1) event. Warranty deed provided showing the lots were sold. - Due Diligence Vendor-03/19/2026
Ready for Review-Document Uploaded. Please see attached documentation to support the sale of the two lots in question.  - Seller-03/17/2026
Counter-Review is unable to locate vacant lots awarded to ex spouse in decree received.  Missing confirmation of rolling delinquency as mortgage reflecting as late March, April and May.   - Due Diligence Vendor-01/16/2026
Ready for Review-1) According to the Divorce Decree Vacant lots are awarded to the ex-spouse and she has sole responsibly for the expenses. 2) Per XXXX guidelines, section 4.6.1 rolling delinquencies are considered as one event. - Seller-01/15/2026
Ready for Review-1) According to the Divorce Decree Vacant lots are warded to spouse and she will  has sole responsibly for the expenses. 2) Per XXXX guidelines, section 4.6.1 rolling delinquencies are considered as one event.  - Seller-01/15/2026
Open-Housing History Does Not Meet Guideline Requirements Need tax amounts for Lots 3 & 4 adjacent to XXXX property as taxes for each lot must be included in DTI.  (Lots addressed in divorce decree).
Borrower was 3x30 late on mortgage with XXXX within the past 12 months. Matrix indicates max of 1x30 late within past 12 month. - Due Diligence Vendor-01/15/2026	Ready for Review-Document Uploaded. Please see attached documentation to support the sale of the two lots in question. - Seller-03/17/2026
 Ready for Review-1) According to the Divorce Decree Vacant lots are awarded to the ex-spouse and she has sole responsibly for the expenses. 2) Per XXXX guidelines, section 4.6.1 rolling delinquencies are considered as one event. - Seller-01/15/2026
 Ready for Review-1) According to the Divorce Decree Vacant lots are warded to spouse and she will  has sole responsibly for the expenses. 2) Per XXXX guidelines, section 4.6.1 rolling delinquencies are considered as one event.  - Seller-01/15/2026
																								Resolved-Guidelines allow rolling delinquencies are considered for 30 days late up to six (6) lates are one (1) event. Warranty deed provided showing the lots were sold. - Due Diligence Vendor-03/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7091370
XXXX	305035385	D	B	D	B	A	A	A	A	Closed	FCRE1505	2026-01-14 13:31	2026-03-19 10:58	Resolved	1 - Information	C	A	Credit	Eligibility	Tradelines do not meet Guideline Requirements	Resolved-Tax transcripts provided showing the borrower does not own any income taxes. - Due Diligence Vendor-03/19/2026
Ready for Review-Document Uploaded. Please see attached evidence all taxes have been paid for XXXX.  - Seller-03/17/2026
Counter-XXXX requires - an approved IRS installment agreement with the terms of repayment, including the monthly payment amount and total amount due; and evidence the borrower is current on the payments associated with the tax installment plan. Acceptable evidence includes the most recent payment reminder from the IRS, reflecting the last payment amount and date and the next payment amount owed and due date. At least one payment must have been made prior to closing. - Due Diligence Vendor-01/20/2026
Ready for Review-Document Uploaded.  - Seller-01/15/2026
Ready for Review-The XXXX tax payment per the Divorce Decree has  been added to the DTI calculations, see attached revised 1003 and 1008. With respect the XXXX taxes, the divorce decree addressing taxes due is not evidence of delinquency and does not, by itself, require the lender to obtain proof of payment. A balance due at filing reflects under-withholding for the year and taxpayers often pay this amount at the time of filing or immediately afterward. There is no indication the borrower is past due, on a payment plan, or subject to an IRS  lien. Without any evidence of delinquency there is no requirement in XXXX guidelines that requires post0filing tax payments. Because the Decree only mentions balances due and not  a delinquent tax obligation, documentation of payment is not required. Furthermore, as noted on the Divorce Decree, any  balances due, if any, will be paid with the proceeds from a property that is pending sale. - Seller-01/15/2026
Open-The Tradelines for the borrower(s) do not meet the guideline requirements. Divorce decree addresses IRS taxes are due for XXXX.  Need tax agreement for both years to verify payment amount which is required to be included in DTI.
Provide bank statements to verify amount for both years of taxes is being automatically deducted from bank acct that matches IRS repayment agreement. - Due Diligence Vendor-01/15/2026	Ready for Review-Document Uploaded. Please see attached evidence all taxes have been paid for XXXX. - Seller-03/17/2026
 Ready for Review-Document Uploaded.  - Seller-01/15/2026
 Ready for Review-The XXXX tax payment per the Divorce Decree has  been added to the DTI calculations, see attached revised 1003 and 1008. With respect the XXXX taxes, the divorce decree addressing taxes due is not evidence of delinquency and does not, by itself, require the lender to obtain proof of payment. A balance due at filing reflects under-withholding for the year and taxpayers often pay this amount at the time of filing or immediately afterward. There is no indication the borrower is past due, on a payment plan, or subject to an IRS  lien. Without any evidence of delinquency there is no requirement in XXXX guidelines that requires post0filing tax payments. Because the Decree only mentions balances due and not  a delinquent tax obligation, documentation of payment is not required. Furthermore, as noted on the Divorce Decree, any  balances due, if any, will be paid with the proceeds from a property that is pending sale. - Seller-01/15/2026
																								Resolved-Tax transcripts provided showing the borrower does not own any income taxes. - Due Diligence Vendor-03/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7091371
XXXX		305035385	D	B	D	B	A	A	A	A	Closed	FCRE8013	2026-01-14 12:07	2026-02-26 11:51	Resolved	1 - Information	C	A	Credit	Eligibility	Purchase Contract Issue	Resolved-Client provided addendum to reflect seller paid cc in the amount of $1500 - Due Diligence Vendor-02/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/24/2026 Open-Loan Purpose is Purchase but Purchase Contract is only Partially Provided. Need addendum to sales contract signed by all parties for Seller Concession of $1500. - Due Diligence Vendor-01/15/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/24/2026	Resolved-Client provided addendum to reflect seller paid cc in the amount of $1500 - Due Diligence Vendor-02/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7088776
XXXX	305035385	D	B	D	B	A	A	A	A	Closed	FCRE0196	2026-01-14 13:46	2026-02-26 11:50	Resolved	1 - Information	C	A	Credit	Eligibility	Payoff(s) on the CD/HUD are not reported on Title Report	Resolved-Seller CD provided, 2 liens being paid off and seller must come to closing with funds. Not all mortgages for the seller will appear in title. - Due Diligence Vendor-02/26/2026

Ready for Review-Document Uploaded. Please see attached. - Seller-02/24/2026

Counter-Received copy of duplicate title.  Title provided did not confirm additional lien paid.  - Due Diligence Vendor-02/02/2026

Ready for Review-Document Uploaded. Please see attached FTP. - Seller-01/29/2026

Counter-Please provide the Seller Final Closing Disclosure for review.  - Due Diligence Vendor-01/20/2026

Ready for Review-We respectfully disagree. Private party payoffs are not always on title if they are not recorded liens and what the seller does with the proceeds of the sale of the property is not relevant to the borrower or the subject loan. - Seller-01/15/2026

																						Open-Payoff(s) on the CD/HUD are not reported on Title Report. Final CD in file shows two mortgage liens being paid off by seller (1st and 2nd liens). UW does not see on title commitment any liens listed that sellers owe. Need updated title and/or documentation support liens that were paid off on final CD. - Due Diligence Vendor-01/15/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/24/2026 Ready for Review-Document Uploaded. Please see attached FTP. - Seller-01/29/2026 Ready for Review-We respectfully disagree. Private party payoffs are not always on title if they are not recorded liens and what the seller does with the proceeds of the sale of the property is not relevant to the borrower or the subject loan. - Seller-01/15/2026	Resolved-Seller CD provided, 2 liens being paid off and seller must come to closing with funds. Not all mortgages for the seller will appear in title. - Due Diligence Vendor-02/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7091766
XXXX	305035385	D	B	D	B	A	A	A	A	Closed	FCRE0197	2026-01-14 13:46	2026-02-26 11:48	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Seller CD does reflect 2 liens being paid but also shows seller coming to closing with funds. Not all mortgages will appear on title for the seller - Due Diligence Vendor-02/26/2026

Ready for Review-Document Uploaded. Please see attached. - Seller-02/24/2026

Counter-Please provide the Seller Closing Disclosure for further review.  Additional Findings may apply. - Due Diligence Vendor-02/02/2026

Ready for Review-Document Uploaded. Please see FTP attached.  - Seller-01/29/2026

Counter-Please provide the Seller Final Closing Disclosure for review.  - Due Diligence Vendor-01/20/2026

Ready for Review-We respectfully disagree. Private party payoffs are not always on title if they are not recorded liens and what the seller does with the proceeds of the sale of the property is not relevant to the borrower or the subject loan.  - Seller-01/15/2026

																						Open-The Final SELLER CD/HUD is missing. Final CD in file shows two mortgage liens being paid off by seller (1st and 2nd liens). UW does not see on title commitment any liens listed that sellers owe. Need updated title and/or documentation support liens that were paid off on final CD. - Due Diligence Vendor-01/15/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/24/2026 Ready for Review-Document Uploaded. Please see FTP attached. - Seller-01/29/2026 Ready for Review-We respectfully disagree. Private party payoffs are not always on title if they are not recorded liens and what the seller does with the proceeds of the sale of the property is not relevant to the borrower or the subject loan. - Seller-01/15/2026	Resolved-Seller CD does reflect 2 liens being paid but also shows seller coming to closing with funds. Not all mortgages will appear on title for the seller - Due Diligence Vendor-02/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7091765
XXXX	305035385	D	B	D	B	A	A	A	A	Closed	FCRE2244	2026-01-14 12:07	2026-02-03 15:31	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Upon further review, rolling lates are considered 1x30. - Due Diligence Vendor-02/03/2026
Ready for Review-Please review guideline referenced; March, April and May being late would be considered a rolling 30 and count as 1 occurrence.  Per the XXXX guide, the borrower can have up to 6 consecutive 30 day lates to be considered a rolling 30 day late.  Please clear this finding. - Seller-01/31/2026
Counter-Rural with acreage addressed in another finding.  Missing validation of rolling lates.  Credit report reflect March, April and May and does not reflect as rolling.   - Due Diligence Vendor-01/16/2026
Ready for Review-An exception for the acreage is uploaded in a related findings. Additionally, per XXXX guidelines, section 4.6.1 rolling delinquencies are considered as one event. - Seller-01/15/2026
Open-Property Issues are identified for the property Appraisal reflects property as Rural with XXXX acres of land.  Guidelines dated XXXX indicate max of 20 acres for a Rural property.   Property would be ineligible.
																						Borrower was 3x30 late on mortgage with XXXX within the past 12 months. Matrix indicates max of 1x30 late within the past 12 month. - Due Diligence Vendor-01/14/2026	Ready for Review-Please review guideline referenced; March, April and May being late would be considered a rolling 30 and count as 1 occurrence. Per the XXXX guide, the borrower can have up to 6 consecutive 30 day lates to be considered a rolling 30 day late. Please clear this finding. - Seller-01/31/2026 Ready for Review-An exception for the acreage is uploaded in a related findings. Additionally, per XXXX guidelines, section 4.6.1 rolling delinquencies are considered as one event. - Seller-01/15/2026	Resolved-Upon further review, rolling lates are considered 1x30. - Due Diligence Vendor-02/03/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7088778
XXXX		305035385	D	B	D	B	A	A	A	A	Closed	FCRE1254	2026-01-14 14:17	2026-02-01 16:06	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received copy of recorded private road maintenance agreement. - Due Diligence Vendor-02/01/2026 Ready for Review-Document Uploaded. Please see attached - Seller-01/31/2026 Open-Property Title Issue Need to confirm is property is on a private road. Page 40 on title Schedule B II #9 reflect a road agreement. Provide copy of agreement to verify if this is or easements OR if property is on a private road. If it is on a private road - additional condition will apply. - Due Diligence Vendor-01/15/2026	Ready for Review-Document Uploaded. Please see attached - Seller-01/31/2026	Resolved-Received copy of recorded private road maintenance agreement. - Due Diligence Vendor-02/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7092440
XXXX		305035385	D	B	D	B	A	A	A	A	Closed	FPRO1249	2026-01-14 12:07	2026-01-16 16:40	Waived	2 - Non-Material	C	B	Credit	Eligibility	Neighborhood Location Not Allowed for Program	Waived-Originator provided a waiver for Rural property with acreage of XXXX, applied to non material finding with comp factors - Due Diligence Vendor-01/16/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/15/2026 Open-Primary Value Valuation Neighborhood Location Not Allowed for Program Appraisal reflects property as Rural with XXXX acres of land. Guidelines dated XXXX indicate max of 20 acres for a Rural property. Property would be ineligible. - Due Diligence Vendor-01/15/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/15/2026	Waived-Originator provided a waiver for Rural property with acreage of XXXX, applied to non material finding with comp factors - Due Diligence Vendor-01/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 750 Required is 680 Borrower has 750 LTV is less than guideline maximum - Required is 80 Borrower has 75 Required is 80 Borrower has 75	Reserves: 3+ months above required verified FICO of 750	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	7088775
XXXX		305035356	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	305039281	C	A	C	A	A	A	A	A	Closed	FCRE7375	2026-01-14 22:33	2026-01-20 14:38	Resolved	1 - Information	C	A	Credit	Borrower	Citizenship Does Not Meet Guideline Requirements	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-01/20/2026
Ready for Review-Per XXXX Guide, All nonpermanent resident alien borrower(s) must verify they are legally present in the United States with a copy of one of the following: a valid USCIS Form I-797 confirming a submitted application to renew is acceptable documentation and evidences the Borrower’s lawful status. The Borrower’s citizenship documentation is already included in the file. USCIS Form I-797C (Notice of Action) is located on page 1164 of the application package.

Additionally, the Borrower’s Driver’s License is valid. The expiration date is XXXX, confirming the identification was current at the time of application and remains unexpired.

Based on the above, the documentation requirement has been met, and no additional information is required to clear this finding. - Seller-01/16/2026
Open-Provide missing Citizenship Documentation; Application 1-797C in file page 1164. The Borrowers Drivers License expired XXXX. - Due Diligence Vendor-01/15/2026	Ready for Review-Per XXXX Guide, All nonpermanent resident alien borrower(s) must verify they are legally present in the United States with a copy of one of the following: a valid USCIS Form I-797 confirming a submitted application to renew is acceptable documentation and evidences the Borrower’s lawful status. The Borrower’s citizenship documentation is already included in the file. USCIS Form I-797C (Notice of Action) is located on page 1164 of the application package.

Additionally, the Borrower’s Driver’s License is valid. The expiration date is XXXX, confirming the identification was current at the time of application and remains unexpired.

Based on the above, the documentation requirement has been met, and no additional information is required to clear this finding. - Seller-01/16/2026
																								Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-01/20/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 731. Required is 680 Borrower has 731 Qualifying DTI below maximum allowed - DTI Required is 505 Borrower has 11.92%. Required is 50 Borrower has 11.92			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7102976
XXXX		305039281	C	A	C	A	A	A	A	A	Closed	FCRE0179	2026-01-14 22:09	2026-01-20 14:32	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received UW Attestation/Docs stating warrantability. - Due Diligence Vendor-03/25/2026 Ready for Review-Document Uploaded. Please see attached PC 1008- Warrantable condo - Seller-01/16/2026 Open-UW Attestation/Docs stating warrantability are missing. Missing UW Attestation/Docs stating warrantability. - Due Diligence Vendor-01/15/2026	Ready for Review-Document Uploaded. Please see attached PC 1008- Warrantable condo - Seller-01/16/2026	Resolved-Received UW Attestation/Docs stating warrantability. - Due Diligence Vendor-03/25/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 731. Required is 680 Borrower has 731 Qualifying DTI below maximum allowed - DTI Required is 505 Borrower has 11.92%. Required is 50 Borrower has 11.92		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7102830
XXXX	305102413	D	B	D	B	A	A	A	A	Closed	FCRE1491	2026-01-28 20:00	2026-03-11 12:05	Waived	2 - Non-Material	C	B	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Waived-Originator exception granted to allow less than 10% of their own funds (XXXX). Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-03/11/2026
Ready for Review-Document Uploaded. see attached - Seller-03/11/2026
Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close without the full 10% minimum contribution  - Seller-03/11/2026
Counter-Additional assets provided, borrower has a Total of XXXX of own funds.  XXXX is required to be documented. Even if we included the pending unsourced large deposits, borrower will still be short.  - Due Diligence Vendor-03/06/2026
Ready for Review-Document Uploaded. We kindly disagree, review of the file shows the borrower had a total of XXXX, available at closing, to cover the 10% required to be shown by the borrower.  Please note that the borrower is listed as an account holder for account #’s XXXX.  The assets from these accounts can be used to meet the 10% requirement and the reserve requirement since the $105,000.00 gift, from XXXX, was issued from a different account, Acct# 7019461107.  Lastly, we agree acct# shows a total of $69,470 in pending deposits; however, guidelines do not require large deposits to be sourced; and, we note that 1 transaction is a wire and the other a transfer, which would not have been initiated if the funds were not available.  It is reasonable to assume both transactions cleared confirming the borrower’s funds. - Seller-03/05/2026
Counter-Borrower must demonstrate that they have 10% of their own funds for the down payment. Must meet guidelines 9.4. - Due Diligence Vendor-02/01/2026
Ready for Review-We respectfully disagree. Per guidelines, section 9.4;  The borrower must demonstrate they have 10% of their own funds for the down payment but does not have to be contributed to the transaction. The 20% down payment for this loan was XXXX. The borrower contributed the EMD in the amount of XXXX from their own funds on XXXX and the loan file included verification of borrower own funds totaling XXXX. Borrower made an additional contribution from their own funds in the amount XXXX,. The totals exceed the requirement for 10% of their own funds. - Seller-01/29/2026
Open-Asset Qualification Does Not Meet Guideline Requirements Down Payment-Borrower doesn't have sufficient assets to cover the minimum requirement of the 10% . Per guides-The borrower must demonstrate they have 10% of their own funds for the down payment but does not have to be contributed to the transaction (Investment transaction only).
- Due Diligence Vendor-01/29/2026	Ready for Review-Document Uploaded. see attached - Seller-03/11/2026
 Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close without the full 10% minimum contribution  - Seller-03/11/2026
 Ready for Review-Document Uploaded. We kindly disagree, review of the file shows the borrower had a total of XXXX, available at closing, to cover the 10% required to be shown by the borrower.  Please note that the borrower is listed as an account holder for account #’s XXXX.  The assets from these accounts can be used to meet the 10% requirement and the reserve requirement since the $105,000.00 gift, from XXXX, was issued from a different account, Acct# XXXX.  Lastly, we agree acct# shows a total of XXXX in pending deposits; however, guidelines do not require large deposits to be sourced; and, we note that 1 transaction is a wire and the other a transfer, which would not have been initiated if the funds were not available.  It is reasonable to assume both transactions cleared confirming the borrower’s funds. - Seller-03/05/2026
 Ready for Review-We respectfully disagree. Per guidelines, section 9.4;  The borrower must demonstrate they have 10% of their own funds for the down payment but does not have to be contributed to the transaction. The 20% down payment for this loan was XXXX. The borrower contributed the EMD in the amount of XXXX and the loan file included verification of borrower own funds totaling XXXX. Borrower made an additional contribution from their own funds in the amount XXXX,. The totals exceed the requirement for 10% of their own funds. - Seller-01/29/2026
																								Waived-Originator exception granted to allow less than 10% of their own funds (XXXX). Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-03/11/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.73 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 732	DTI is 5% below Max allowed Residual Income =/> 1.5 times $3,500 monthly residual income	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	7341454
XXXX	305102413	D	B	D	B	A	A	A	A	Closed	FCRE1198	2026-01-28 15:53	2026-03-09 16:25	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Pending wire and transfer included, as they are before the funding date and not required to be sourced. - Due Diligence Vendor-03/09/2026
Counter-Additional Assets provided. Reserves are now calculating at 2.23 months - Due Diligence Vendor-03/06/2026
Ready for Review-Document Uploaded. We Kindly disagree, the borrower received total gift funds, in amount of XXXX, which covered the cash to close.  In addition, the file contains documentation to evidence he had XXXX available between accounts XXXX.  The combined balance would be sufficient to cover 14 months in reserves.   - Seller-03/05/2026
																						Open-Audited Reserves of 2.12 month(s) are less than Guideline Required Reserves of 3 month(s) 3 months reserves are required on loans with LTV equal to or less than 80%. Only 2.12 months of reserves have been verified and are insufficient to meet guidelines. Additional reserves are required to meet the minimum of 3 months. - Due Diligence Vendor-01/28/2026	Ready for Review-Document Uploaded. We Kindly disagree, the borrower received total gift funds, in amount of XXXX, which covered the cash to close. In addition, the file contains documentation to evidence he had XXXX available between accounts XXXX. The combined balance would be sufficient to cover 14 months in reserves. - Seller-03/05/2026	Resolved-Pending wire and transfer included, as they are before the funding date and not required to be sourced. - Due Diligence Vendor-03/09/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.73 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 732		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7338794
XXXX		305102413	D	B	D	B	A	A	A	A	Closed	FCRE9500	2026-01-28 16:02	2026-02-01 15:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Assets)	Resolved-Received revised gift letter of $105k. - Due Diligence Vendor-02/01/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-01/29/2026 Open-The gift letter from the Borrower's daughter reflects $210,000, while the final gift wired was only $105,000 verified with a Receipt of Funds of only $105,000 also. A gift letter reflecting the correct amount of $105,000 must be provided to meet guideline requirements. - Due Diligence Vendor-01/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-01/29/2026	Resolved-Received revised gift letter of $105k. - Due Diligence Vendor-02/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.73 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 732		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7338937
XXXX		305044672	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
XXXX	XXXX	305089838	D	A	D	A	A	A	A	A	Closed	FCRE1182	2026-02-05 13:48	2026-02-10 15:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Resolved-Received Approval/Underwriting Summary - Due Diligence Vendor-02/10/2026 Ready for Review-Document Uploaded. 1008 attached - Seller-02/07/2026 Open-Missing Approval/Underwriting Summary 1008/Loan Approval doc is missing from file. - Due Diligence Vendor-02/05/2026	Ready for Review-Document Uploaded. 1008 attached - Seller-02/07/2026	Resolved-Received Approval/Underwriting Summary - Due Diligence Vendor-02/10/2026	Long term residence - Long Term Residence = 17+ years Months Reserves exceed minimum required - Min 6, Borrower has 93.06		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	7473662
XXXX	305051943	D	A	D	A	A	A	A	A	Closed	FCRE8611	2026-02-11 12:58	2026-02-20 16:27	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-If a borrower is primarily a wage earner and does not need to rely on the partnership income to qualify, the lender may exclude the self-employment loss entirely, per XXXX. - Due Diligence Vendor-02/20/2026
Counter-XXXX states W-2 wage earner with a separate self-employment loss can often exclude the loss if they qualify solely on their base salary. The loss reported on the 1040's is substantial.  Please provide the documentation to support the UW's decision to exclude the loss.  - Due Diligence Vendor-02/19/2026
Ready for Review-As previously noted, XXXX permits lenders to ignore business losses shown on a borrower’s tax returns when the borrower has other stable qualifying income sufficient to qualify for the mortgage. - Seller-02/18/2026
Counter-Received confirmation borrower qualifying on Wage only.  Missing documentation supporting exclusion off partnership (rental) losses as reflecting on 1040.  Original finding remains.   - Due Diligence Vendor-02/17/2026
Ready for Review-The borrower was qualified with W2/paystub wages as a XXXX. XXXX permits lenders to ignore business losses shown on a borrower’s tax returns when the borrower has other stable qualifying income sufficient to qualify for the mortgage.  - Seller-02/12/2026
																						Open-Provide supporting documentation and rationale for not including partnership losses claimed on 1040s. (Inclusion of losses claimed on 1040s pushes DTI over limits). - Due Diligence Vendor-02/11/2026	Ready for Review-As previously noted, XXXX permits lenders to ignore business losses shown on a borrower’s tax returns when the borrower has other stable qualifying income sufficient to qualify for the mortgage. - Seller-02/18/2026 Ready for Review-The borrower was qualified with W2/paystub wages as a XXXX. XXXX permits lenders to ignore business losses shown on a borrower’s tax returns when the borrower has other stable qualifying income sufficient to qualify for the mortgage. - Seller-02/12/2026	Resolved-If a borrower is primarily a wage earner and does not need to rely on the partnership income to qualify, the lender may exclude the self-employment loss entirely, per XXXX. - Due Diligence Vendor-02/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 721 Required is 680 Borrower has 721 Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.23 Required is 50 Borrower has 39.23			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7563559
XXXX	305051943	D	A	D	A	A	A	A	A	Closed	FCRE1335	2026-02-11 15:06	2026-02-20 16:27	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 IRS Transcripts Missing	Resolved-The self-employed income has been resolved. - Due Diligence Vendor-02/20/2026
Counter-W-2's provided, transcripts are not required. Transcripts may need to be provided pending the resolution of the self employment income loss. - Due Diligence Vendor-02/19/2026
Ready for Review-As previously noted, XXXX permits lenders to ignore business losses shown on a borrower’s tax returns when the borrower has other stable qualifying income sufficient to qualify for the mortgage. - Seller-02/18/2026
Counter-Received 4506 C for 1040s.  Pending confirmation and rationale of not using partnership losses.  Original finding remains.  - Due Diligence Vendor-02/17/2026
Ready for Review-Document Uploaded. Please see attached. - Seller-02/12/2026
																						Open-Borrower 1 IRS Transcripts Missing IRS Transcripts Missing - Due Diligence Vendor-02/11/2026	Ready for Review-As previously noted, XXXX permits lenders to ignore business losses shown on a borrower’s tax returns when the borrower has other stable qualifying income sufficient to qualify for the mortgage. - Seller-02/18/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/12/2026	Resolved-The self-employed income has been resolved. - Due Diligence Vendor-02/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 721 Required is 680 Borrower has 721 Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.23 Required is 50 Borrower has 39.23		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7566625
XXXX	305051943	D	A	D	A	A	A	A	A	Closed	FCRE1198	2026-02-11 13:05	2026-02-19 15:18	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Upon further review, XXXX account is an authorized user only and has been excluded. Audited Reserves of 10.3 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-02/19/2026
Ready for Review-Document Uploaded. Please see attached and note, the borrower is an Authorized User on the XXXX.  - Seller-02/18/2026
Counter-Received credit refresh reflecting only 1 open XXXX monthly.  Missing corrected final 1003 reflecting XXXX open reflecting zero balance.  Currently reflects $98,405 from original credit report.   - Due Diligence Vendor-02/17/2026
Ready for Review-Document Uploaded. According to the attached Credit refresh, the 30-day XXXX balance was $4,174. The delivered loan file included sufficient assets to support the required 3-months in reserves totaling XXXX. - Seller-02/12/2026
																						Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s) Provide additional assets to meet reserve requirements. (Reducing assets by 2 XXXX accounts results in reserves shortage). - Due Diligence Vendor-02/11/2026	Ready for Review-Document Uploaded. Please see attached and note, the borrower is an Authorized User on the XXXX. - Seller-02/18/2026 Ready for Review-Document Uploaded. According to the attached Credit refresh, the 30-day XXXX balance was $4,174. The delivered loan file included sufficient assets to support the required 3-months in reserves totaling XXXX. - Seller-02/12/2026	Resolved-Upon further review, XXXX account is an authorized user only and has been excluded. Audited Reserves of 10.3 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-02/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 721 Required is 680 Borrower has 721 Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.23 Required is 50 Borrower has 39.23		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7563708
XXXX		305051943	D	A	D	A	A	A	A	A	Closed	FCRE1324	2026-02-11 11:43	2026-02-19 15:05	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 Tax Returns Not Signed	Resolved-Received 4506 C in lieu of signed tax returns. - Due Diligence Vendor-02/17/2026 Ready for Review-Per XXXX, if the income from the tax return is not used to qualify, XXXX does not require signing the tax return—because no return is needed. As such, the tax returns do not need to be signed. - Seller-02/12/2026 Open-Borrower 1 Tax Returns Not Signed Provide signed 2023 & 2024 1040s. - Due Diligence Vendor-02/11/2026	Ready for Review-Per XXXX, if the income from the tax return is not used to qualify, XXXX does not require signing the tax return—because no return is needed. As such, the tax returns do not need to be signed. - Seller-02/12/2026	Resolved-Received 4506 C in lieu of signed tax returns. - Due Diligence Vendor-02/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 721 Required is 680 Borrower has 721 Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.23 Required is 50 Borrower has 39.23			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7561880
XXXX		305051917	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX		305051911	C	A	C	A	A	A	A	A	Closed	FCRE1480	2026-02-11 16:24	2026-02-17 07:39	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Does Not Meet Guideline Requirements	Resolved-Client provided receipt of gift in the amount of $98569.26 from donor - Due Diligence Vendor-02/17/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-02/12/2026 Open-Asset Record 2 Does Not Meet G/L Requirements Provide verification of transfer of Gift Funds from donor for use towards subject transaction. - Due Diligence Vendor-02/11/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-02/12/2026	Resolved-Client provided receipt of gift in the amount of $98569.26 from donor - Due Diligence Vendor-02/17/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 32.18. Required is 50.49 Borrower has 32.18 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 728 Required is 700 Borrower has 728		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7568258
XXXX	305051914	C	B	A	A	C	A	C	B	Closed	finding-3652	2026-02-10 13:06	2026-02-17 08:51	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/17/2026
Ready for Review-Document Uploaded. there was a rate lock - lender credit at $12074- docs attached there was a guideline exception - lender credit at $3673.60- docs attached
CD sent with cure of $579.57- lender credit at $4253.17-docs attached cure increased to $1154.57- lender credit at $4828.17- docs attached  - Seller-02/12/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($4,828.17) does not exceed or equal the comparable sum of specific and non-specific lender credits ($12,074.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $12,074.00 to $4828.17 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $7,245.83, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is XXXX - Due Diligence Vendor-02/10/2026	Ready for Review-Document Uploaded. there was a rate lock - lender credit at $12074- docs attached there was a guideline exception - lender credit at $3673.60- docs attached CD sent with cure of $579.57- lender credit at $4253.17-docs attached cure increased to $1154.57- lender credit at $4828.17- docs attached - Seller-02/12/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/17/2026	LTV is less than guideline maximum - LTV Required is 85% Borrower has 80%. Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 778. Required is 720 Borrower has 778 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 32.99%. Required is 50 Borrower has 32.99		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7541890
XXXX	305051914	C	B	A	A	C	A	C	B	Closed	finding-3634	2026-02-10 13:06	2026-02-17 08:51	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/17/2026
Ready for Review-Document Uploaded. CURE CAPTURED ON CD SENT XXXX (PROVIDED) - INCREASED TO $1154.57 (PROVIDED) FINAL CD - Seller-02/12/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $579.57.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $579.57 (credit report and second appraisal) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $579.57, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - Year(s); Expiration Date: XXXX - Due Diligence Vendor-02/10/2026	Ready for Review-Document Uploaded. CURE CAPTURED ON CD SENT XXXX (PROVIDED) - INCREASED TO $1154.57 (PROVIDED) FINAL CD - Seller-02/12/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-02/17/2026	LTV is less than guideline maximum - LTV Required is 85% Borrower has 80%. Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 778. Required is 720 Borrower has 778 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 32.99%. Required is 50 Borrower has 32.99		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7541891
XXXX	305051914	C	B	A	A	C	A	C	B	Closed	FCRE0187	2026-02-11 18:27	2026-02-12 13:04	Waived	2 - Non-Material	C	B	Property	Property	Loan does not meet Flip transaction requirements	Waived-Loan and does not meet the Flip Transaction requirement and a full 2nd appraisal is required. EXCEPTION: Guide: Property does not meet "FLIP" conditions as it was not offered in the open market. EXCEPTION: Seeking exception to proceed as flip without being marketed as property was sold off market due to special circumstances.****Originator exception granted and in file, waiver applied with comp factors…

 - Due Diligence Vendor-02/12/2026

Open-Loan and does not meet the Flip Transaction requirement and a full 2nd appraisal is required. EXCEPTION:  Guide:  Property does not meet "FLIP" conditions as it was not offered in the open market.

EXCEPTION:  Seeking exception to proceed as flip without being marketed as property was sold off market due to special circumstances.

																						- Due Diligence Vendor-02/11/2026		Waived-Loan and does not meet the Flip Transaction requirement and a full 2nd appraisal is required. EXCEPTION: Guide: Property does not meet "FLIP" conditions as it was not offered in the open market. EXCEPTION: Seeking exception to proceed as flip without being marketed as property was sold off market due to special circumstances.****Originator exception granted and in file, waiver applied with comp factors… - Due Diligence Vendor-02/12/2026	LTV is less than guideline maximum - LTV Required is 85% Borrower has 80%. Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 778. Required is 720 Borrower has 778 Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 32.99%. Required is 50 Borrower has 32.99	High Fico Score, Low DTI.		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	7571504
XXXX		305051900	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX		305051895	B	B	A	A	A	A	B	B	Closed	FPRO9876	2026-06-23 13:43	2026-06-23 15:24	Waived	2 - Non-Material	B	B	Property	Value	Review Product 1 > 10% OR Review Product 2 > 10% S&P B Grade	Waived-The file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding. - Due Diligence Vendor-06/23/2026 Open-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-06/23/2026		Waived-The file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding. - Due Diligence Vendor-06/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 789 Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.15 LTV is less than guideline maximum - Required is 80 Borrower has 75			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	9895179
XXXX		305051975	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX		305051897	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX		305051941	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX		305051949	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
XXXX	305052018	D	A	D	A	A	A	A	A	Closed	FCRE2109	2026-02-17 16:20	2026-02-23 13:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Upon further review, no additional documentation is required. Review used the higher total monthly obligations - Due Diligence Vendor-02/23/2026
Ready for Review-1008 rents used -XXXX after rents. Debts - XXXX and Other REOs XXXX
 - Seller-02/19/2026
Counter-Received 1008 reflecting XXXX total liabilities.  Audit reflect XXXX.  - Due Diligence Vendor-02/19/2026
Ready for Review-Document Uploaded. Lender notes the 1008 is used for informational purposes only and is not part of the New URLA 1003 required documentation. Attached is the updated 1008 to reflect the total liabilities matching the 1003 - Seller-02/18/2026
																						Open-Missing Final 1008. Total payments from 1008 in file do not match total payments from Final 1003 or Audit. - Due Diligence Vendor-02/17/2026	Ready for Review-1008 rents used -XXXX after rents. Debts - XXXX and Other REOs XXXX - Seller-02/19/2026 Ready for Review-Document Uploaded. Lender notes the 1008 is used for informational purposes only and is not part of the New URLA 1003 required documentation. Attached is the updated 1008 to reflect the total liabilities matching the 1003 - Seller-02/18/2026	Resolved-Upon further review, no additional documentation is required. Review used the higher total monthly obligations - Due Diligence Vendor-02/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 795 Required is 660 Borrower has 795 LTV is less than guideline maximum - Max LTV is 75 Borrower has 62.5 Required is 75 Borrower has 62.5 Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 30.47 Required is 50.49 Borrower has 30.47		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7663223
XXXX	305051896	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-02-12 13:27	2026-02-19 09:37	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan has full appraisal and escrows. - Due Diligence Vendor-02/19/2026
Ready for Review-Finding is not valid, Lender notes HPML loan meets NON QM guideline section 12.4, the closing docs confirms loan closed as a HPML, file contains full appraisal and escrows are not waived.
 - Seller-02/18/2026
																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. -----Statute of limitations – One year; Expiration date: XXXX. - Due Diligence Vendor-02/12/2026	Ready for Review-Finding is not valid, Lender notes HPML loan meets NON QM guideline section 12.4, the closing docs confirms loan closed as a HPML, file contains full appraisal and escrows are not waived. - Seller-02/18/2026	Resolved-Loan has full appraisal and escrows. - Due Diligence Vendor-02/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 806 which exceeds the minimum of 720 Required is 720 Borrower has 806 Qualifying DTI below maximum allowed - DTI of 16.06% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 16.06			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	7588257
XXXX		305052027	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX		305062478	D	B	D	B	A	A	A	A	Closed	FCRE1198	2026-03-24 15:18	2026-03-24 15:21	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator exception granted, waiver applied with comp factors - Due Diligence Vendor-03/24/2026 Open-Audited Reserves of 2.95 month(s) are less than Guideline Required Reserves of 6 month(s) Verified reserves of 2.95 month(s) are less than Guideline Required Reserves of 6 month(s). - Due Diligence Vendor-03/24/2026		Waived-Originator exception granted, waiver applied with comp factors - Due Diligence Vendor-03/24/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.26 Required is 50 Borrower has 34.26 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 753 Required is 680 Borrower has 753 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80	Qualifying FICO score is at least 20 points above minimum for program Qualifying DTI 5% below maximum allowed		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	8297605
XXXX	305062478	D	B	D	B	A	A	A	A	Closed	FCRE1481	2026-02-27 10:15	2026-03-20 17:33	Resolved	1 - Information	C	A	Credit	Assets	Asset 3 Does Not Meet Guideline Requirements	Resolved-After further review, the gift letter is acceptable. - Due Diligence Vendor-03/20/2026
Counter-Per GL 9.6 Gift Letters must specify the dollar amount of the gift. Since the funds needed were less than gift letter provided, updated gift letter needed as all documents related to the gift are less than the letter provided - Due Diligence Vendor-03/18/2026
Ready for Review-The gift documentation in the file reflects a gift letter for $105,000 from the donor. The amount of $93,818.84 was the portion of the gift that was actually transferred and applied toward the transaction to meet the approved exception.

Per XXXX (Personal Gifts), the gift letter must state the amount of the gift from the donor, and lenders must document the transfer of the gift funds to the borrower. The guideline allows the gift letter to reflect the maximum amount of the gift, while the documentation must support the actual amount received and used for the transaction.

In this case, the donor indicated a gift of $105,000, and $93,818.84 of those funds were transferred and applied to the loan. The transfer of funds is documented in the file and supports the amount used toward the transaction.

Since the actual gift funds received are fully documented and are within the amount stated on the gift letter, the existing gift documentation complies with XXXX guidelines and supports the funds used for closing.

Please clear this finding. - Seller-03/16/2026
Counter-Received exception to allow 2.95.  This would be inclusive of a gift of $93,818.84 to meet this exception.   File does not include a gift letter to support source of funds for $93,818.84.  Please provide gift letter for noted funds to have waiver applied. - Due Diligence Vendor-03/16/2026
Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with only 2.9 months in reserves - Seller-03/12/2026
Counter-Received proof of receipt of $93,818.84.  Gift letter in file from husband indicate $105k.  Missing proof of  receipt of 105k  gift.   - Due Diligence Vendor-03/03/2026
Ready for Review-Document Uploaded. Please see attached escrow receipt of gift funds from donor XXXX. No issues found. - Seller-03/02/2026
Open-Asset Record 3 Does Not Meet G/L Requirements The Gift of $105,000 does not meet guidelines requirements. The gift letter was provided, however, verification that sufficient funds have been transferred was not provided.
A copy of the donor’s check or cashier check with donor’s name as the remitter and the
borrower’s deposit slip, a copy of the donor’s check to the closing agent, or a settlement statement showing receipt of the donor’s check must be provided so that the gift funds do not have to be excluded. - Due Diligence Vendor-02/27/2026	Ready for Review-The gift documentation in the file reflects a gift letter for $105,000 from the donor. The amount of $93,818.84 was the portion of the gift that was actually transferred and applied toward the transaction to meet the approved exception.

Per XXXX (Personal Gifts), the gift letter must state the amount of the gift from the donor, and lenders must document the transfer of the gift funds to the borrower. The guideline allows the gift letter to reflect the maximum amount of the gift, while the documentation must support the actual amount received and used for the transaction.

In this case, the donor indicated a gift of $105,000, and $93,818.84 of those funds were transferred and applied to the loan. The transfer of funds is documented in the file and supports the amount used toward the transaction.

Since the actual gift funds received are fully documented and are within the amount stated on the gift letter, the existing gift documentation complies with XXXX guidelines and supports the funds used for closing.

Please clear this finding. - Seller-03/16/2026
 Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with only 2.9 months in reserves - Seller-03/12/2026
 Ready for Review-Document Uploaded. Please see attached escrow receipt of gift funds from donor XXXX. No issues found. - Seller-03/02/2026
																								Resolved-After further review, the gift letter is acceptable. - Due Diligence Vendor-03/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.26 Required is 50 Borrower has 34.26 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 753 Required is 680 Borrower has 753 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7844585
XXXX	305062478	D	B	D	B	A	A	A	A	Closed	FCRE7497	2026-02-27 10:20	2026-03-06 11:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received online verification no hoa. - Due Diligence Vendor-03/06/2026
Ready for Review-Document Uploaded. An online source has been reviewed to confirm the HOA status for the subject property.
The listing on XXXX indicates $0 HOA fees, confirming that there is no Homeowners Association associated with the property.
Accordingly, no HOA dues apply to the subject property. Please clear this condition.
 - Seller-03/05/2026
Counter-Received tax bill.  Tax bill does not confirm if no HOA.  An online source would be sufficient to confirm no HOA for XXXX.  - Due Diligence Vendor-03/03/2026
Ready for Review-Document Uploaded. Based on multiple recent property listings and public real-estate data for the XXXX, properties on XXXX are described as fee-simple townhomes with no homeowners association (HOA) and no HOA dues. These listings specifically mention no HOA fees as part of the property details.
 So, for XXXX:
There is no HOA fee associated with properties in this community — it’s generally a fee-simple townhome neighborhood without an HOA or HOA dues. Please clear this finding.
 - Seller-03/02/2026
Open-Verification of monthly HOA dues for the property located on XXXX is required however it has not been provided. - Due Diligence Vendor-02/27/2026	Ready for Review-Document Uploaded. An online source has been reviewed to confirm the HOA status for the subject property.
The listing on XXXX indicates $0 HOA fees, confirming that there is no Homeowners Association associated with the property.
Accordingly, no HOA dues apply to the subject property. Please clear this condition.
 - Seller-03/05/2026
 Ready for Review-Document Uploaded. Based on multiple recent property listings and public real-estate data for the XXXX, properties on XXXX are described as fee-simple townhomes with no homeowners association (HOA) and no HOA dues. These listings specifically mention no HOA fees as part of the property details.
 So, for XXXX:
There is no HOA fee associated with properties in this community — it’s generally a fee-simple townhome neighborhood without an HOA or HOA dues. Please clear this finding.
 - Seller-03/02/2026
																								Resolved-Received online verification no hoa. - Due Diligence Vendor-03/06/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.26 Required is 50 Borrower has 34.26 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 753 Required is 680 Borrower has 753 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7844687
XXXX		305062460	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	305062448	C	B	C	B	A	A	A	A	Closed	FCRE8201	2026-03-05 08:57	2026-03-11 14:31	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Originator waiver applied to non-material finding with compensating factors. Exception to allow a rent free borrower to purchase an investment property. - Due Diligence Vendor-03/11/2026

Ready for Review-Document Uploaded. Please see exception allowing the loan to be approved with the Borrower being Rent Free - Seller-03/11/2026

																						Open-The borrower lives rent free and the fraud report does not indicate borrower is on the deed to the property. If a borrower lives rent free, the purchase of a primary and second home is only allowed. The subject is a purchase of an investment property. - Due Diligence Vendor-03/05/2026	Ready for Review-Document Uploaded. Please see exception allowing the loan to be approved with the Borrower being Rent Free - Seller-03/11/2026	Waived-Originator waiver applied to non-material finding with compensating factors. Exception to allow a rent free borrower to purchase an investment property. - Due Diligence Vendor-03/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 806 Qualifying DTI below maximum allowed - Required is 45 Borrower has 17.69	* DTI is 5% below Max allowed * FICO is >20 points above Min required	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	7941364
XXXX		305062448	C	B	C	B	A	A	A	A	Closed	FCRE1205	2026-03-03 15:46	2026-03-06 12:41	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Client provided updated Fraud report reflecting missing names, all clear - Due Diligence Vendor-03/06/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/05/2026 Open-XXXX was not ran for both Seller's names, both realtors, appraisal company and the appraiser. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/05/2026	Resolved-Client provided updated Fraud report reflecting missing names, all clear - Due Diligence Vendor-03/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 806 Qualifying DTI below maximum allowed - Required is 45 Borrower has 17.69		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7905077
XXXX		305062448	C	B	C	B	A	A	A	A	Closed	FCRE1440	2026-03-03 15:38	2026-03-06 12:37	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Client provided rent free letter signed by all parties and confirms rent free for past 3 years - Due Diligence Vendor-03/06/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/05/2026 Open-Housing History Does Not Meet Guideline Requirements Missing rent free letter. The borrower is currently living rent free. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/05/2026	Resolved-Client provided rent free letter signed by all parties and confirms rent free for past 3 years - Due Diligence Vendor-03/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 806 Qualifying DTI below maximum allowed - Required is 45 Borrower has 17.69		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7904930
XXXX		305062448	C	B	C	B	A	A	A	A	Closed	FCRE1482	2026-03-03 16:11	2026-03-06 12:34	Resolved	1 - Information	C	A	Credit	Assets	Asset 4 Does Not Meet Guideline Requirements	Resolved-Asset 4 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-03/06/2026 Ready for Review-Document Uploaded. Please see attached gift receipt from the donor's account. - Seller-03/05/2026 Open-Asset 4 Does Not Meet Guideline Requirements The loan file contains a Gift Letter from the borrower's daughter reflecting a gift of $136,000. However, the loan file is missing receipt of the gift funds. The gift letter states it will be given at closing, however, the final CD does not reflect the funds being received. - Due Diligence Vendor-03/03/2026	Ready for Review-Document Uploaded. Please see attached gift receipt from the donor's account. - Seller-03/05/2026	Resolved-Asset 4 Meets Guideline Requirements Or Not Applicable - Due Diligence Vendor-03/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 806 Qualifying DTI below maximum allowed - Required is 45 Borrower has 17.69		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	7905602
XXXX		305062481	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-03-05 10:44	2026-03-10 12:02	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received REO documents. - Due Diligence Vendor-03/10/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/09/2026 Open-REO 3b, 3c, and 3d recently refinanced with lender. Provide first payment letter, CD, etc... to verify new monthly payments. - Due Diligence Vendor-03/09/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/09/2026	Resolved-Received REO documents. - Due Diligence Vendor-03/10/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.06 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 749 LTV is less than guideline maximum - Required is 80 Borrower has 75		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7943979
XXXX		305062481	D	A	D	A	A	A	A	A	Closed	FCRE5770	2026-03-09 07:56	2026-03-10 11:59	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Received Credit Report. - Due Diligence Vendor-03/10/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/09/2026 Open-Borrower 1 Credit Report is Missing. Missing credit report with FICO scores. Credit refresh in file. - Due Diligence Vendor-03/09/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/09/2026	Resolved-Received Credit Report. - Due Diligence Vendor-03/10/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.06 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 749 LTV is less than guideline maximum - Required is 80 Borrower has 75		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7991784
XXXX		305071173	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-09 08:40	2026-03-11 12:12	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Client provided rent free letter. Previous ownership thru family transfer from XXXX - Due Diligence Vendor-03/11/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/09/2026 Open-Housing History Does Not Meet Guideline Requirements Missing rent free letter for primary residence. - Due Diligence Vendor-03/09/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/09/2026	Resolved-Client provided rent free letter. Previous ownership thru family transfer from XXXX - Due Diligence Vendor-03/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 786 Required is 700 Borrower has 786 Months Reserves exceed minimum required - Months Reserves exceed minimum required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	7993465
XXXX		305062485	C	B	C	A	C	B	C	A	Closed	FCRE1506	2026-03-10 13:58	2026-03-12 14:09	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received missing credit history. - Due Diligence Vendor-03/12/2026 Ready for Review-Document Uploaded. Please see attached XXXX VOR from 4.1.2024 to date 0x30 verified - Seller-03/11/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing a complete 12 months rental payment history. Missing are the following months in the past 12 months: 12/2025, 4/2025, 3/2025 & 2/2025. - Due Diligence Vendor-03/10/2026	Ready for Review-Document Uploaded. Please see attached XXXX VOR from 4.1.2024 to date 0x30 verified - Seller-03/11/2026	Resolved-Received missing credit history. - Due Diligence Vendor-03/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 720 Borrower has 777 Required is 720 Borrower has 777 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 21.08 Required is 50 Borrower has 21.08		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8027025
XXXX		305062485	C	B	C	A	C	B	C	A	Closed	FCRE1440	2026-03-09 12:36	2026-03-12 14:07	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-03/12/2026 Ready for Review-Document Uploaded. Please see attached XXXX VOR from 4.1.2024 to date 0x30 verified - Seller-03/11/2026 Open-Housing History Does Not Meet Guideline Requirements Missing a complete 12 months rental payment history. Missing are the following months in the past 12 months: 12/2025, 4/2025, 3/2025 & 2/2025. - Due Diligence Vendor-03/09/2026	Ready for Review-Document Uploaded. Please see attached XXXX VOR from 4.1.2024 to date 0x30 verified - Seller-03/11/2026	Resolved-Received VOR. - Due Diligence Vendor-03/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 720 Borrower has 777 Required is 720 Borrower has 777 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 21.08 Required is 50 Borrower has 21.08		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8000376
XXXX		305062485	C	B	C	A	C	B	C	A	Closed	FPRO1136	2026-03-09 12:05	2026-03-12 14:06	Resolved	1 - Information	C	A	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Resolved-Received 1004D - Due Diligence Vendor-03/12/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/11/2026 Open-Primary Value Subject Property Appraisal is not on an As-Is Basis and Completion Report (1004D) is not Present Subject to completion, bedrooms are missing flooring. - Due Diligence Vendor-03/09/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/11/2026	Resolved-Received 1004D - Due Diligence Vendor-03/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 720 Borrower has 777 Required is 720 Borrower has 777 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 21.08 Required is 50 Borrower has 21.08		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7999815
XXXX	305062485	C	B	C	A	C	B	C	A	Closed	finding-3367	2026-03-09 10:22	2026-03-12 08:46	Resolved	1 - Information	C	A	Compliance	Disclosure	RESPA Homeownership Counseling Organizations Disclosure Date Test	Resolved-Received Homeownership Counseling Disclosure. Finding Resolved. - Due Diligence Vendor-03/12/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-03/11/2026
																						Open-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. -----Homeownership Counseling List in file is dated XXXX and not provided to borrower within three days of application date of XXXX. - Due Diligence Vendor-03/09/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/11/2026	Resolved-Received Homeownership Counseling Disclosure. Finding Resolved. - Due Diligence Vendor-03/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 720 Borrower has 777 Required is 720 Borrower has 777 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 21.08 Required is 50 Borrower has 21.08		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	7996561
XXXX		305062485	C	B	C	A	C	B	C	A	Closed	FCOM1267	2026-03-09 10:02	2026-03-09 10:27	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Partially Provided	Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) Originator waiver applied to non-material findings - Due Diligence Vendor-03/09/2026		Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) Originator waiver applied to non-material findings - Due Diligence Vendor-03/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 720 Borrower has 777 Required is 720 Borrower has 777 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 21.08 Required is 50 Borrower has 21.08			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	7995527
XXXX	XXXX	305079376	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-03-11 09:55	2026-03-17 12:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received back of perm resident alien card. - Due Diligence Vendor-03/17/2026 Ready for Review-Document Uploaded. - Seller-03/13/2026 Open-Borrower Citizenship Documentation Is Missing Missing the back of the Perm Resident Card - Due Diligence Vendor-03/11/2026	Ready for Review-Document Uploaded. - Seller-03/13/2026	Resolved-Received back of perm resident alien card. - Due Diligence Vendor-03/17/2026	LTV is less than guideline maximum - Required is 80 Borrower has 63.72 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 729		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8044282
XXXX	305062471	C	B	A	A	C	B	A	A	Closed	finding-3367	2026-03-10 13:02	2026-03-13 10:01	Resolved	1 - Information	C	A	Compliance	Disclosure	RESPA Homeownership Counseling Organizations Disclosure Date Test	Resolved-Received Homeownership Counseling Disclosure. Finding Resolved. - Due Diligence Vendor-03/13/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-03/12/2026
																						Open-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. -----Homeownership Counseling List in file is dated XXXX and not provided to borrower within three days of application date of XXXX. - Due Diligence Vendor-03/10/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/12/2026	Resolved-Received Homeownership Counseling Disclosure. Finding Resolved. - Due Diligence Vendor-03/13/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 36.99 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 769		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8024955
XXXX		305062471	C	B	A	A	C	B	A	A	Closed	FCOM1267	2026-03-10 12:53	2026-03-10 12:53	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Partially Provided	Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/10/2026		Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/10/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 36.99 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 769			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	8024695
XXXX		305062471	C	B	A	A	C	B	A	A	Closed	FCOM1301	2026-03-10 11:37	2026-03-10 11:37	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/10/2026		Waived-The Home Loan Toolkit disclosure is missing. Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/10/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 36.99 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 769			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8022034
XXXX	XXXX	305086833	C	B	C	B	A	A	A	A	Closed	FCRE1254	2026-03-12 08:31	2026-03-13 17:10	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received Notice of Termination. - Due Diligence Vendor-03/13/2026 Ready for Review-Document Uploaded. RELEASE FROM TITLE - Seller-03/12/2026 Open-Property Title Issue Please provide evidence that a Termination of Notice of Commencement was obtained and recorded to satisfy Schedule B Part 1 #12 requirement. Commitment reflects a Notice of Commencement XXXX with no evidence of release. - Due Diligence Vendor-03/12/2026	Ready for Review-Document Uploaded. RELEASE FROM TITLE - Seller-03/12/2026	Resolved-Received Notice of Termination. - Due Diligence Vendor-03/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 794 LTV is less than guideline maximum - Required is 80 Borrower has 74.68 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.12 Required is 0.8 Borrower has 1.12		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8067402
XXXX	XXXX	305086833	C	B	C	B	A	A	A	A	Closed	FCRE1200	2026-03-10 12:16	2026-03-13 17:09	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Originator provided a waiver for loan amount, applied to non material finding with reviewed comp factors - Due Diligence Vendor-03/13/2026 Ready for Review-Document Uploaded. loan amount exception - Seller-03/12/2026 Open-Audited Loan Amount is less than the Guideline Minimum Loan Amount of XXXX Audited Loan Amount is less than the Guideline Minimum Loan Amount of $300,000. - Due Diligence Vendor-03/12/2026	Ready for Review-Document Uploaded. loan amount exception - Seller-03/12/2026	Waived-Originator provided a waiver for loan amount, applied to non material finding with reviewed comp factors - Due Diligence Vendor-03/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 794 LTV is less than guideline maximum - Required is 80 Borrower has 74.68 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.12 Required is 0.8 Borrower has 1.12		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	8023880
XXXX	XXXX	305079404	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-10 13:52	2026-03-26 15:55	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received confirmation of subject mortgage history paid satisfactorily. - Due Diligence Vendor-03/26/2026
Ready for Review-Document Uploaded.  - Seller-03/25/2026
Counter-Received statements for Jan and Dec on subject.  Received bank statements.  Missing subject property VOM.   - Due Diligence Vendor-03/23/2026
Ready for Review-My Post Closing Underwriter is needing more information in regards to this finding. What specifically are you looking for us to provide? - Seller-03/20/2026
Counter-Borrower has 3 mortgages on credit reporting over 12 months that includes primary. Subject was purchased XXXX and client has provided statements - Due Diligence Vendor-03/20/2026
Ready for Review-Document Uploaded. The loan was just originated in XXXX, so there aren’t 12 months, but I have provided bank statements verifying the April through February payments. - Seller-03/19/2026
Open-Housing History Does Not Meet Guideline Requirements Provide full 12 month payment history for the subject property.  The credit report verifies one payment and 2 months bank statements show payments being made in 11/2025 and 12/2025. Additional findings may apply.
																						- Due Diligence Vendor-03/10/2026	Ready for Review-Document Uploaded. - Seller-03/25/2026 Ready for Review-My Post Closing Underwriter is needing more information in regards to this finding. What specifically are you looking for us to provide? - Seller-03/20/2026 Ready for Review-Document Uploaded. The loan was just originated in XXXX, so there aren’t 12 months, but I have provided bank statements verifying the April through February payments. - Seller-03/19/2026	Resolved-Received confirmation of subject mortgage history paid satisfactorily. - Due Diligence Vendor-03/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 791 LTV is less than guideline maximum - Required is 75 Borrower has 52.17		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8026438
XXXX		305062533	C	B	C	A	C	B	A	A	Closed	FCRE1506	2026-03-11 12:07	2026-06-23 13:07	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-03/17/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/13/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing credit information such as VOR and monthly payment and balance of the Solar Contract with XXXX to determine ATR/QM. Upon receipt additional conditions may apply. - Due Diligence Vendor-03/11/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/13/2026	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-03/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 739 Required is 660 Borrower has 739 Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 33.24 Required is 50.49 Borrower has 33.24		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8049689
XXXX	305062533	C	B	C	A	C	B	A	A	Closed	FCRE0110	2026-03-13 06:45	2026-03-19 15:22	Resolved	1 - Information	C	A	Credit	Eligibility	Missing or incomplete documentation for Solar Panels	Resolved-Solar is Power Purchase Agreement and is not included in the DTI. - Due Diligence Vendor-03/19/2026

Ready for Review-Document Uploaded. Disagree, counter is not valid. Please escalate this matter for manager review as TPR counters are looping without resolution. Please read the agreement and you will find this to be Power purchase type, and these Utility Power purchase obligations are not a hit against the Qualifying ratios. Please expedite this to be cleared as soon as possible - Seller-03/17/2026

Counter-Client provided Solar terms however the payment is only calculated on first year. Will need the maximum payment for qualifying - Due Diligence Vendor-03/17/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-03/13/2026

																						Open-Missing proof of the SunRun Solar Lease monthly payment and balance owned with terms and conditions. Additional findings may apply. - Due Diligence Vendor-03/13/2026	Ready for Review-Document Uploaded. Disagree, counter is not valid. Please escalate this matter for manager review as TPR counters are looping without resolution. Please read the agreement and you will find this to be Power purchase type, and these Utility Power purchase obligations are not a hit against the Qualifying ratios. Please expedite this to be cleared as soon as possible - Seller-03/17/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/13/2026	Resolved-Solar is Power Purchase Agreement and is not included in the DTI. - Due Diligence Vendor-03/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 739 Required is 660 Borrower has 739 Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 33.24 Required is 50.49 Borrower has 33.24		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8090882
XXXX		305062533	C	B	C	A	C	B	A	A	Closed	FCRE1440	2026-03-11 11:58	2026-03-17 10:58	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Client provided VOR - Due Diligence Vendor-03/17/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/13/2026 Open-Housing History Does Not Meet Guideline Requirements. Missing copy of the VOR for the departing residence. Additional findings may apply. - Due Diligence Vendor-03/11/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/13/2026	Resolved-Client provided VOR - Due Diligence Vendor-03/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 739 Required is 660 Borrower has 739 Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 33.24 Required is 50.49 Borrower has 33.24		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8049519
XXXX		305062533	C	B	C	A	C	B	A	A	Closed	FCRE2244	2026-03-11 11:43	2026-03-17 10:17	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-All pages of Appraisal have been provided. No Property Issues identified for the property. - Due Diligence Vendor-03/17/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/13/2026 Open-Property Issues are identified for the property Missing all pages of the appraisal from XXXX. Upon receipt additional conditions maybe required. - Due Diligence Vendor-03/11/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/13/2026	Resolved-All pages of Appraisal have been provided. No Property Issues identified for the property. - Due Diligence Vendor-03/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 739 Required is 660 Borrower has 739 Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 33.24 Required is 50.49 Borrower has 33.24		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8049251
XXXX		305062533	C	B	C	A	C	B	A	A	Closed	FCOM0013	2026-03-11 09:40	2026-03-17 09:00	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/17/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/13/2026 Open-Missing e-Consent. Missing proof e-consent was received and agreed upon by borrower. - Due Diligence Vendor-03/11/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/13/2026	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 739 Required is 660 Borrower has 739 Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 33.24 Required is 50.49 Borrower has 33.24		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8043940
XXXX	305062533	C	B	C	A	C	B	A	A	Closed	finding-3367	2026-03-11 09:56	2026-03-16 14:47	Resolved	1 - Information	C	A	Compliance	Disclosure	RESPA Homeownership Counseling Organizations Disclosure Date Test	Resolved-Rec'd homeownership counseling organizations disclosure with XXXX website issued XXXX. - Due Diligence Vendor-03/16/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-03/13/2026
																						Open-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on New Year's Day (01/01/2026)As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. -----Homeownership Counseling List in file is dated XXXX and not provided to borrower within three days of application date of XXXX. - Due Diligence Vendor-03/11/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/13/2026	Resolved-Rec'd homeownership counseling organizations disclosure with XXXX website issued XXXX. - Due Diligence Vendor-03/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 739 Required is 660 Borrower has 739 Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 33.24 Required is 50.49 Borrower has 33.24		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8044319
XXXX		305062533	C	B	C	A	C	B	A	A	Closed	FCOM1267	2026-03-11 09:40	2026-03-11 09:40	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Partially Provided	Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) Originator waiver applied to non-material findings - Due Diligence Vendor-03/11/2026		Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) Originator waiver applied to non-material findings - Due Diligence Vendor-03/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 739 Required is 660 Borrower has 739 Qualifying DTI below maximum allowed - Max DTI is 50.49 Borrower has 33.24 Required is 50.49 Borrower has 33.24			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8043939
XXXX	XXXX	305079391	C	B	C	A	B	B	A	A	Closed	FCRE1510	2026-03-13 08:54	2026-03-19 14:23	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-03/19/2026 Ready for Review-Document Uploaded. - Seller-03/17/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Exhibit A; legal description. - Due Diligence Vendor-03/13/2026	Ready for Review-Document Uploaded. - Seller-03/17/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-03/19/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 16.3 LTV is less than guideline maximum - Required is 90 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 733		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8092981
XXXX	XXXX	305079391	C	B	C	A	B	B	A	A	Closed	FCOM5135	2026-03-11 11:06	2026-03-11 11:50	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Waived-Required Affiliated Business Disclosure Missing ----- Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/11/2026		Waived-Required Affiliated Business Disclosure Missing ----- Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/11/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 16.3 LTV is less than guideline maximum - Required is 90 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 733			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8047239
XXXX	305071113	D	A	D	A	D	A	A	A	Closed	finding-3352	2026-03-12 12:12	2026-06-25 11:24	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/12/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.61 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 700 Borrower has 727			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8074750
XXXX	305071113	D	A	D	A	D	A	A	A	Closed	FCRE1150	2026-03-17 06:05	2026-03-25 14:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Subordination Agreement is Missing	Resolved-Received subordination agreement - Due Diligence Vendor-03/25/2026
Ready for Review-Document Uploaded. Not a valid counter, the Subordination is not a doc returned to our office, the document is generated and sent back to XXXX after closing. I have attached the recorded copy, Please expedite this to be cleared as soon as possible - Seller-03/23/2026
Counter-Client provided Subordination however it is not signed by borrower. Please provide fully executed agreement - Due Diligence Vendor-03/18/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-03/17/2026
																						Open-Missing Subordination Agreement Missing subordination agreement for second lien reflected on title with XXXX. - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. Not a valid counter, the Subordination is not a doc returned to our office, the document is generated and sent back to XXXX after closing. I have attached the recorded copy, Please expedite this to be cleared as soon as possible - Seller-03/23/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/17/2026	Resolved-Received subordination agreement - Due Diligence Vendor-03/25/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.61 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 700 Borrower has 727		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8145302
XXXX		305071113	D	A	D	A	D	A	A	A	Closed	FCRE1510	2026-03-12 12:50	2026-03-18 10:52	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Client provided Ex A legal description. There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-03/18/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/17/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Exhibit A; Legal Description. - Due Diligence Vendor-03/12/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/17/2026	Resolved-Client provided Ex A legal description. There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-03/18/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.61 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 700 Borrower has 727		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8075716
XXXX		305071113	D	A	D	A	D	A	A	A	Closed	FCOM1266	2026-03-12 11:41	2026-03-18 09:15	Resolved	1 - Information	D	A	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Resolved-Received Homeownership Counseling Disclosure. Finding Resolved. - Due Diligence Vendor-03/18/2026 Ready for Review-Document Uploaded. Please see attached LOS tracking and Homeownership Counseling Disclosure - Seller-03/17/2026 Open-Homeownership Counseling Disclosure Is Missing Please provide Homeownership Counseling Disclosure provided to borrower within three business days of application date. Statute of Limitations - 3Year(s); Expiration Date: XXXX. - Due Diligence Vendor-03/12/2026	Ready for Review-Document Uploaded. Please see attached LOS tracking and Homeownership Counseling Disclosure - Seller-03/17/2026	Resolved-Received Homeownership Counseling Disclosure. Finding Resolved. - Due Diligence Vendor-03/18/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.61 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 700 Borrower has 727		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8073038
XXXX		305071113	D	A	D	A	D	A	A	A	Closed	FCOM0013	2026-03-12 11:41	2026-03-18 09:15	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/18/2026 Ready for Review-Document Uploaded. Please see attached LOS tracking - Seller-03/17/2026 Open-Missing e-Consent. Missing Electronic Consent. Please provide. - Due Diligence Vendor-03/12/2026	Ready for Review-Document Uploaded. Please see attached LOS tracking - Seller-03/17/2026	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/18/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.61 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 700 Borrower has 727		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8073039
XXXX		305071132	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305079386	C	A	C	A	A	A	A	A	Closed	FCRE1232	2026-03-16 12:25	2026-03-27 16:28	Resolved	1 - Information	C	A	Credit	Eligibility	Calculated DSCR does not meet the Minimum DSCR allowed	Resolved-The Calculated DSCR is equal to or exceeds the minimum DSCR per lender guidelines or Not Applicable. - Due Diligence Vendor-03/27/2026

Ready for Review-Document Uploaded. Attached is an updated 1008, URLA and the correct insurance policy.  The premium disclosed on the CD is higher, so we issued a PCCD.

 The DSCR is now .75444.
 - Seller-03/25/2026

																						Open-The Calculated DSCR of '0.740' is less than the minimum DSCR per lender guidelines of '0.75'. Per guides the minimum DSCR is 0.75. Audit recalculated PITIA (to include the monthly HOA dues) results in a DSCR % of 0.74, which is below the minimum allowed. - Due Diligence Vendor-03/16/2026	Ready for Review-Document Uploaded. Attached is an updated 1008, URLA and the correct insurance policy. The premium disclosed on the CD is higher, so we issued a PCCD. The DSCR is now .75444. - Seller-03/25/2026	Resolved-The Calculated DSCR is equal to or exceeds the minimum DSCR per lender guidelines or Not Applicable. - Due Diligence Vendor-03/27/2026	On time mortgage history exceeds guideline requirement - Borrower has 0x30x42 months mortgage history, guides allow up to 1x30x12 months. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 760		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8130583
XXXX	XXXX	305079386	C	A	C	A	A	A	A	A	Closed	FCRE1182	2026-03-16 12:28	2026-03-27 16:27	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Resolved-Received 1008 - Due Diligence Vendor-03/27/2026 Ready for Review-Document Uploaded. - Seller-03/25/2026 Open-Missing Approval/Underwriting Summary Lender to provide a final loan approval and/or underwriting summary. - Due Diligence Vendor-03/16/2026	Ready for Review-Document Uploaded. - Seller-03/25/2026	Resolved-Received 1008 - Due Diligence Vendor-03/27/2026	On time mortgage history exceeds guideline requirement - Borrower has 0x30x42 months mortgage history, guides allow up to 1x30x12 months. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 760		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8130754
XXXX		305062043	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	305061801	D	B	D	B	C	A	A	A	Closed	finding-3352	2026-03-16 07:52	2026-06-24 10:54	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/24/2026
Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. -----Statute of limitations – One year; Expiration date: XXXX.
																						- Due Diligence Vendor-03/16/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/24/2026	Qualifying FICO score is at least 20 points above minimum for program - qualifying score 709 min score 680. Required is 680 Borrower has 709 Qualifying DTI below maximum allowed - DTI 42.34 max 50%. Required is 50 Borrower has 42.38			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8122351
XXXX	305061801	D	B	D	B	C	A	A	A	Closed	FCRE1198	2026-03-16 14:11	2026-03-23 14:02	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver for 6 months verified reserves < required 12 months, applied to non material finding with comp factors - Due Diligence Vendor-03/23/2026
Ready for Review-Document Uploaded. please see the upl doc - Seller-03/19/2026
Counter-File submitted using XXXX which indicate LTV greater than 85% requires 12 months PITIA. Finding remains. - Due Diligence Vendor-03/18/2026
Ready for Review-Document Uploaded. please see the upl info from the UW  - Seller-03/17/2026
																						Open-Audited Reserves of 6.51 month(s) are less than Guideline Required Reserves of 12 month(s). 12 months required for LTV over 85%. provide sufficient asset to support total reserves required. - Due Diligence Vendor-03/16/2026	Ready for Review-Document Uploaded. please see the upl doc - Seller-03/19/2026 Ready for Review-Document Uploaded. please see the upl info from the UW - Seller-03/17/2026	Waived-Originator provided a waiver for 6 months verified reserves < required 12 months, applied to non material finding with comp factors - Due Diligence Vendor-03/23/2026	Qualifying FICO score is at least 20 points above minimum for program - qualifying score 709 min score 680. Required is 680 Borrower has 709 Qualifying DTI below maximum allowed - DTI 42.34 max 50%. Required is 50 Borrower has 42.38	Ratios: <43% Long term employment	XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	8133433
XXXX		305061801	D	B	D	B	C	A	A	A	Closed	FCRE8887	2026-03-16 08:33	2026-03-18 16:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Received 1003. - Due Diligence Vendor-03/18/2026 Ready for Review-Document Uploaded. please see the upl ini 1003 - Seller-03/17/2026 Open-Initial 1003 is missing page 8 - Due Diligence Vendor-03/16/2026	Ready for Review-Document Uploaded. please see the upl ini 1003 - Seller-03/17/2026	Resolved-Received 1003. - Due Diligence Vendor-03/18/2026	Qualifying FICO score is at least 20 points above minimum for program - qualifying score 709 min score 680. Required is 680 Borrower has 709 Qualifying DTI below maximum allowed - DTI 42.34 max 50%. Required is 50 Borrower has 42.38		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8122914
XXXX	305061801	D	B	D	B	C	A	A	A	Closed	finding-3634	2026-03-16 07:52	2026-03-18 13:03	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $0.20.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-03/18/2026
Ready for Review-Please provide more information the Attorney rev fee $350.00 has been on the initial LE since the beginning & all LE & CD.  - Seller-03/17/2026
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $350.20.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $350.00 (Attorney Review Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $350.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3Year(s); Expiration Date: XXXX.
- Due Diligence Vendor-03/16/2026	Ready for Review-Please provide more information the Attorney rev fee $350.00 has been on the initial LE since the beginning & all LE & CD. - Seller-03/17/2026	Resolved-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $0.20.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-03/18/2026

																									Qualifying FICO score is at least 20 points above minimum for program - qualifying score 709 min score 680. Required is 680 Borrower has 709 Qualifying DTI below maximum allowed - DTI 42.34 max 50%. Required is 50 Borrower has 42.38			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8122348
XXXX		305062528	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305079389	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305078310	C	A	A	A	C	A	A	A	Closed	FCOM9175	2026-03-17 13:36	2026-03-20 11:39	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Closing Disclosure not received by the borrower 3 days prior to consummation	Resolved-Received CD XXXX. Finding Resolved. - Due Diligence Vendor-03/20/2026 Ready for Review-Document Uploaded. UPLOADED - Seller-03/18/2026 Open-Missing initial closing disclosure at least 3 days prior to closing. - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. UPLOADED - Seller-03/18/2026	Resolved-Received CD XXXX. Finding Resolved. - Due Diligence Vendor-03/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 760 Required is 660 Borrower has 760 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8157910
XXXX	305078297	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-03-17 14:22	2026-06-25 11:24	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/17/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 31.41 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 756			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8160212
XXXX	305078297	C	A	C	A	C	A	A	A	Closed	FCRE0110	2026-03-19 12:21	2026-03-24 13:15	Resolved	1 - Information	C	A	Credit	Eligibility	Missing or incomplete documentation for Solar Panels	Resolved-Terms of SunRun were provided. - Due Diligence Vendor-03/24/2026
Ready for Review-XXXX solar lease agreements are assumable, most commonly when a home is sold. This is a standard and well established process at XXXX. Please refer to page 9 of the previously attached agreement which states “Selling your home: If you sell your Home, you may transfer all rights and obligations under the Agreement to the new owner, provided that the new owner (a) meets XXXX credit requirements of a FICO score of 650 or higher; and (b) agrees to assume the Agreement. If the new owner doesn’t meet XXXX credit requirements, they can still assume the Agreement if either of the following apply: (1) they qualify for a mortgage to purchase the Home or purchase the Home in cash; (2) payment to XXXX of a $250.00 credit check exemption fee, by either you or the new owner. If the new homeowner does not agree to assume the Agreement, or if they don't qualify based on any of the above criteria, you are required to purchase the System.”  The borrower’s FICO is 756 and they were approved for a mortgage to purchase the Home.

 - Seller-03/20/2026
Counter-Client provided Solar Agreement with the seller. Missing transfer of solar agreement to borrower - Due Diligence Vendor-03/20/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-03/19/2026
Open-Provide docs to evidence the terms of XXXX debt obligation (Audit could not locate docs referencing this account in file). - Due Diligence Vendor-03/19/2026	Ready for Review-XXXX solar lease agreements are assumable, most commonly when a home is sold. This is a standard and well established process at XXXX. Please refer to page 9 of the previously attached agreement which states “Selling your home: If you sell your Home, you may transfer all rights and obligations under the Agreement to the new owner, provided that the new owner (a) meets XXXX credit requirements of a FICO score of 650 or higher; and (b) agrees to assume the Agreement. If the new owner doesn’t meet XXXX credit requirements, they can still assume the Agreement if either of the following apply: (1) they qualify for a mortgage to purchase the Home or purchase the Home in cash; (2) payment to XXXX of a $250.00 credit check exemption fee, by either you or the new owner. If the new homeowner does not agree to assume the Agreement, or if they don't qualify based on any of the above criteria, you are required to purchase the System.” The borrower’s FICO is 756 and they were approved for a mortgage to purchase the Home.

 - Seller-03/20/2026
 Ready for Review-Document Uploaded. Please see attached.  - Seller-03/19/2026
																								Resolved-Terms of XXXX were provided. - Due Diligence Vendor-03/24/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 31.41 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 756		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8214920
XXXX		305078297	C	A	C	A	C	A	A	A	Closed	FCOM1978	2026-03-17 14:26	2026-03-20 09:08	Resolved	1 - Information	C	A	Compliance	TRID	Missing Intent to Proceed	Resolved-Received borrower acknowledgement. Finding Resolved. - Due Diligence Vendor-03/20/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/19/2026 Open------Missing Signed Intent to Proceed - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/19/2026	Resolved-Received borrower acknowledgement. Finding Resolved. - Due Diligence Vendor-03/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 31.41 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 756		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8160579
XXXX	305078297	C	A	C	A	C	A	A	A	Closed	finding-3540	2026-03-17 14:22	2026-03-20 09:07	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received signed document. Finding Resolved. - Due Diligence Vendor-03/20/2026
Ready for Review-Document Uploaded. ATTACHED  - Seller-03/19/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XXXX" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. --------- CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-03/17/2026	Ready for Review-Document Uploaded. ATTACHED - Seller-03/19/2026	Resolved-Received signed document. Finding Resolved. - Due Diligence Vendor-03/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 31.41 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 756		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8160210
XXXX		305078297	C	A	C	A	C	A	A	A	Closed	FCOM0013	2026-03-17 15:58	2026-03-20 09:05	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/20/2026 Ready for Review-Please see attached. - Seller-03/19/2026 Open-Missing e-Consent. -----Missing e-consent - Due Diligence Vendor-03/17/2026	Ready for Review-Please see attached. - Seller-03/19/2026	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 31.41 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 756			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8163178
XXXX	305078341	D	A	D	A	C	A	A	A	Closed	finding-3352	2026-03-17 16:30	2026-06-25 11:25	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026

Ready for Review-Disagree- this loan has impounds and an appraisal. HPML is ok. Please clear - Seller-03/19/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/17/2026	Ready for Review-Disagree- this loan has impounds and an appraisal. HPML is ok. Please clear - Seller-03/19/2026	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 732 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 44.06			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8164176
XXXX		305078341	D	A	D	A	C	A	A	A	Closed	FCRE6019	2026-03-18 11:38	2026-03-24 16:35	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Country of origin provided. - Due Diligence Vendor-03/24/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/19/2026 Open-Borrower Citizenship Documentation Is Missing Missing legal documentation required for ITIN borrower. - Due Diligence Vendor-03/18/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/19/2026	Resolved-Country of origin provided. - Due Diligence Vendor-03/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 732 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 44.06		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8184924
XXXX		305078341	D	A	D	A	C	A	A	A	Closed	FCRE1440	2026-03-18 11:35	2026-03-23 12:34	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-03/23/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/19/2026 Open-Housing History Does Not Meet Guideline Requirements Missing a 12-month satisfactory rental history. Additional conditions may apply. - Due Diligence Vendor-03/18/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/19/2026	Resolved-Received VOR. - Due Diligence Vendor-03/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 732 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 44.06		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8184860
XXXX		305078341	D	A	D	A	C	A	A	A	Closed	FCOM0013	2026-03-18 08:56	2026-03-23 09:26	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/23/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/19/2026 Open-Missing e-Consent. Missing e-consent. - Due Diligence Vendor-03/18/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/19/2026	Resolved-Received acknowledgement of E-Consent. Finding Resolved. - Due Diligence Vendor-03/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 732 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 44.06		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8180913
XXXX	XXXX	305079379	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX		305078313	C	A	C	A	A	A	A	A	Closed	FCRE8013	2026-03-20 08:57	2026-03-23 13:40	Resolved	1 - Information	C	A	Credit	Eligibility	Purchase Contract Issue	Resolved-Client provided purchase contract - Due Diligence Vendor-03/23/2026 Ready for Review-Document Uploaded. Please see attached purchase contract -XXXX. Please clear this finding. - Seller-03/20/2026 Open-Loan Purpose is Purchase but Purchase Contract is only Partially Provided. Missing full purchase contract. Only Addendum in file. - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. Please see attached purchase contract -XXXX. Please clear this finding. - Seller-03/20/2026	Resolved-Client provided purchase contract - Due Diligence Vendor-03/23/2026	Months Reserves exceed minimum required - Guidelines require 3 months of reserves. Borrower has 67.92 months of verified reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 789 Required is 700 Borrower has 789		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8234078
XXXX		305078319	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	305078284	C	A	C	A	A	A	A	A	Closed	FCRE2244	2026-03-20 14:12	2026-03-26 17:07	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Upon further review, the cabin style exterior appears to be log siding, interior appear Drywall with wood accents. - Due Diligence Vendor-03/26/2026
Ready for Review-Document Uploaded. There is No docs details that support subject as being a XXXX. See also HAZ Ins Policy verified Construction type as Wood frame, this is required to properly insure the property. Counter is not valid, Please escalate this matter for manager review as TPR counters are looping without resolution.  The log cosmetic attributes are just that cosmetic. The Subject is a Cabin style home visually and aesthetically fit to its surroundings.  All Property supporting docs (Haz Ins, Title, Tax cert, and appraisal report) verify the subject as being a conventional build "Cabin style". Lender notes the Property is a Cabin style Design with “Drywall/Wd/Av-Gd” walls, cosmetic outer finish appears to be log, however it is not a Log Home due to no supporting details for special Log “Structural engineering” certificates.  Please expedite this to be cleared as soon as possible - Seller-03/25/2026
Counter-Pictures of the living room, dining room and kitchen reflect wood (log) walls. - Due Diligence Vendor-03/24/2026
Ready for Review-Lender notes the Property is a Cabin style Design with “Drywall/Wd/Av-Gd” walls, cosmetic outer finish appears to be log, however it is not a Log Home. Please expedite this to be cleared as soon as possible - Seller-03/21/2026
Open-Property Issues are identified for the property Subject appear to be a Log Home, and property type is ineligible, need to provide an exception. - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. There is No docs details that support subject as being a XXXX. See also HAZ Ins Policy verified Construction type as Wood frame, this is required to properly insure the property. Counter is not valid, Please escalate this matter for manager review as TPR counters are looping without resolution. The log cosmetic attributes are just that cosmetic. The Subject is a XXXX home visually and aesthetically fit to its surroundings. All Property supporting docs (Haz Ins, Title, Tax cert, and appraisal report) verify the subject as being a conventional build "XXXX". Lender notes the Property is a XXXX Design with “Drywall/Wd/Av-Gd” walls, cosmetic outer finish appears to be XXXX, however it is not a XXXX due to no supporting details for special XXXX “Structural engineering” certificates. Please expedite this to be cleared as soon as possible - Seller-03/25/2026
 Ready for Review-Lender notes the Property is a XXXX Design with “Drywall/Wd/Av-Gd” walls, cosmetic outer finish appears to be XXXX, however it is not a XXXX. Please expedite this to be cleared as soon as possible - Seller-03/21/2026
																								Resolved-Upon further review, the cabin style exterior appears to be log siding, interior appear Drywall with wood accents. - Due Diligence Vendor-03/26/2026	LTV is less than guideline maximum - Required is 80 Borrower has 73.46 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 756		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8245095
XXXX	305078346	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-19 09:35	2026-03-24 13:08	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Transaction payment history was required. - Due Diligence Vendor-03/24/2026
Ready for Review-Document Uploaded.  We respectfully disagree with the finding indicating that a 12-month mortgage payment history is required for the subject property.

The borrower acquired the subject investment property on XXXX and has owned the property for approximately nine (9) months. Therefore, a 12-month payment history is not available and should not be considered a requirement in this scenario.

Per cash-out refinance guidelines (Section 3.3), only a minimum of three (3) months seasoning (note-to-note) is required. The borrower meets and exceeds this requirement.

As the loan complies with the applicable seasoning guidelines, the request for a 12-month mortgage history is not applicable to this transaction. Accordingly, we request that this finding be cleared. - Seller-03/20/2026
Open-Housing History Does Not Meet Guideline Requirements Missing 12 month mortgage pay history for subject property. - Due Diligence Vendor-03/19/2026	Ready for Review-Document Uploaded. We respectfully disagree with the finding indicating that a 12-month mortgage payment history is required for the subject property.

The borrower acquired the subject investment property on XXXX and has owned the property for approximately nine (9) months. Therefore, a 12-month payment history is not available and should not be considered a requirement in this scenario.

Per cash-out refinance guidelines (Section 3.3), only a minimum of three (3) months seasoning (note-to-note) is required. The borrower meets and exceeds this requirement.

As the loan complies with the applicable seasoning guidelines, the request for a 12-month mortgage history is not applicable to this transaction. Accordingly, we request that this finding be cleared. - Seller-03/20/2026
																								Resolved-Transaction payment history was required. - Due Diligence Vendor-03/24/2026	Qualifying DTI below maximum allowed - DTI of 22.02% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 22.02 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 777 which exceeds the minimum of 700 Required is 700 Borrower has 777		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8208776
XXXX		305078346	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-03-18 14:54	2026-03-24 12:45	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Mortgage Document (Deed of Trust) provided with legal description. - Due Diligence Vendor-03/24/2026 Ready for Review-Document Uploaded. Please see attached Recorded DOT with Legal Description. - Seller-03/20/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing attached legal description - Due Diligence Vendor-03/18/2026	Ready for Review-Document Uploaded. Please see attached Recorded DOT with Legal Description. - Seller-03/20/2026	Resolved-Mortgage Document (Deed of Trust) provided with legal description. - Due Diligence Vendor-03/24/2026	Qualifying DTI below maximum allowed - DTI of 22.02% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 22.02 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 777 which exceeds the minimum of 700 Required is 700 Borrower has 777		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8192242
XXXX		305078320	C	A	C	A	A	A	A	A	Closed	FCRE1254	2026-03-22 12:53	2026-03-26 14:48	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received revised commitment with the correct proposed Insured. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached. Per Title Officer "Vesting on schedule A cannot be changed as that is who was the current owner at the time of the sale. Please refer to vesting on Schedule B, requirement #A and B." - Seller-03/25/2026 Open-Property Title Issue provide title reflecting proposed insured as the business entity - Due Diligence Vendor-03/22/2026	Ready for Review-Document Uploaded. Please see attached. Per Title Officer "Vesting on schedule A cannot be changed as that is who was the current owner at the time of the sale. Please refer to vesting on Schedule B, requirement #A and B." - Seller-03/25/2026	Resolved-Received revised commitment with the correct proposed Insured. - Due Diligence Vendor-03/26/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 783 Months Reserves exceed minimum required - Min 6, actual 21.79		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8253936
XXXX	305078339	D	B	D	B	C	A	A	A	Closed	FCRE0179	2026-03-19 14:51	2026-03-31 14:45	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received 1008 with Attestation. - Due Diligence Vendor-03/31/2026
Ready for Review-The subject condominium project, XXXX, is involved in litigation related to a tenant relocation claim amounting to $625.00 due to alleged delayed repair of water damage and subsequent mold growth in a single unit (XXXX).

Per XXXX – Litigation in Condominium Projects, minor litigation exceptions apply when the claim:

Is covered by the HOA’s insurance carrier, which has agreed to defend and cover exposure
Involves the HOA as defendant but represents a localized issue without impact on the overall project
Has anticipated damages and legal costs that are reasonably known and are nominal relative to project reserves (in this case, a claim of $625.00)
Concerns a specific unit’s localized damage that does not impact overall safety, structural soundness, habitability, or functional use of the entire project

Given the limited scope and minimal financial impact of this litigation, and its coverage by insurance (as confirmed in supporting documentation), this matter fits squarely within the minor litigation exception criteria.

The litigation concerns a discrete tenant relocation expense related to a specific unit and does not affect the structural integrity or safety of the project as a whole.

Therefore, the project remains eligible under XXXX guidelines, and this finding related to litigation should be cleared. Please clear this finding.  - Seller-03/27/2026
Counter-Received 1008 reflecting Warrantable Type Q.  Condo is involved in litigation and limited review is not eligible.  Finding remains.   - Due Diligence Vendor-03/25/2026
Ready for Review-Document Uploaded. Please see attached  PC 1008 - Warrantable Condo. - Seller-03/23/2026
Open-UW Attestation/Docs stating warrantability are missing. Missing UW Attestation/Docs stating warrantability - Due Diligence Vendor-03/19/2026	Ready for Review-The subject condominium project, XXXX, is involved in litigation related to a tenant relocation claim amounting to $625.00 due to alleged delayed repair of water damage and subsequent mold growth in a single unit (XXXX).

Per XXXX– Litigation in Condominium Projects, minor litigation exceptions apply when the claim:

Is covered by the HOA’s insurance carrier, which has agreed to defend and cover exposure
Involves the HOA as defendant but represents a localized issue without impact on the overall project
Has anticipated damages and legal costs that are reasonably known and are nominal relative to project reserves (in this case, a claim of $625.00)
Concerns a specific unit’s localized damage that does not impact overall safety, structural soundness, habitability, or functional use of the entire project

Given the limited scope and minimal financial impact of this litigation, and its coverage by insurance (as confirmed in supporting documentation), this matter fits squarely within the minor litigation exception criteria.

The litigation concerns a discrete tenant relocation expense related to a specific unit and does not affect the structural integrity or safety of the project as a whole.

Therefore, the project remains eligible under XXXX guidelines, and this finding related to litigation should be cleared. Please clear this finding.  - Seller-03/27/2026
 Ready for Review-Document Uploaded. Please see attached  PC 1008 - Warrantable Condo. - Seller-03/23/2026
																								Resolved-Received 1008 with Attestation. - Due Diligence Vendor-03/31/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 755 Required is 660 Borrower has 755 Qualifying DTI below maximum allowed - Max DTI is 45 Borrower has 31.87 Required is 45 Borrower has 31.87 LTV is less than guideline maximum - Max LTV is 80 Borrower has 57.14 Required is 80 Borrower has 57.14		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8220768
XXXX	305078339	D	B	D	B	C	A	A	A	Closed	FCRE1180	2026-03-19 14:29	2026-03-31 14:43	Resolved	1 - Information	D	A	Credit	Missing Doc	HO-6 Insurance Policy is Missing	Resolved-HO-6 Insurance Policy with betterment included on addendum. - Due Diligence Vendor-03/31/2026
Ready for Review-The subject property is at XXXX, while the master policy lists XXXX. This minor geographic variation does not affect coverage or insurability of the subject unit or project.
The policy explicitly includes walls-in coverage up to original specifications, including betterments and improvements as required by the Condo Association agreement, meeting XXXX requirements.
Therefore, the address discrepancy is not a valid finding, and the insurance coverage is adequate. Please clear this finding.
 - Seller-03/27/2026
Counter-Received master policy. Policy notes: Walls In coverage included up to original specifications including betterments & improvements (if required by the Condo Association agreement). Review is unable to confirm betterment coverage and borrower/address not reflecting.   - Due Diligence Vendor-03/25/2026
Ready for Review-Document Uploaded. Please see attached Master Insurance Policy that was uploaded to your system. Page 2 shows Walls In Coverage. No issues found. Please clear this finding.  - Seller-03/23/2026
Open-HO-6 Insurance Policy is Missing Missing HO6 policy or proof that the borrower is covered by the Condo Master Insurance Policy. Upon receipt additional conditions maybe required. - Due Diligence Vendor-03/19/2026	Ready for Review-The subject property is at XXXX, while the master policy lists XXXX. This minor geographic variation does not affect coverage or insurability of the subject unit or project.
The policy explicitly includes walls-in coverage up to original specifications, including betterments and improvements as required by the Condo Association agreement, meeting XXXX requirements.
Therefore, the address discrepancy is not a valid finding, and the insurance coverage is adequate. Please clear this finding.
 - Seller-03/27/2026
 Ready for Review-Document Uploaded. Please see attached Master Insurance Policy that was uploaded to your system. Page 2 shows Walls In Coverage. No issues found. Please clear this finding.  - Seller-03/23/2026
																								Resolved-HO-6 Insurance Policy with betterment included on addendum. - Due Diligence Vendor-03/31/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 755 Required is 660 Borrower has 755 Qualifying DTI below maximum allowed - Max DTI is 45 Borrower has 31.87 Required is 45 Borrower has 31.87 LTV is less than guideline maximum - Max LTV is 80 Borrower has 57.14 Required is 80 Borrower has 57.14		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8219934
XXXX	305078339	D	B	D	B	C	A	A	A	Closed	FPRO9999	2026-03-19 14:24	2026-03-26 11:46	Waived	2 - Non-Material	C	B	Credit	Eligibility	Condo project has pending litigation	Waived-Litigation documents refelct the litigation was submitted to sall claims court stating the cost of the calim to $625.00. The litigation doeas not affect structural, health or safety issue and is considered minor in nature. - Due Diligence Vendor-03/26/2026
Ready for Review-The association is involved in a minor, unit-specific small claims case regarding delayed repair of a leak that resulted in water damage and mold in another unit. The claim amount is $625.
This is an isolated, non-structural issue that does not affect the subject unit or overall project condition, and no financial or operational impact is anticipated.
This litigation is considered non-material and complies with XXXX project eligibility requirements, as it is limited in scope, involves a nominal claim amount, and does not affect the safety, structural integrity, habitability, or financial stability of the project.
The litigation is immaterial to project risk and does not impair marketability, insurability, or collateral value of the subject property. Please clear this finding.

 - Seller-03/23/2026
Open-The condo project has pending litigation. Missing approval for the Pending Litigation against the Condo Management (regarding water and mold damage). Upon receipt additional conditions may apply, - Due Diligence Vendor-03/23/2026	Ready for Review-The association is involved in a minor, unit-specific small claims case regarding delayed repair of a leak that resulted in water damage and mold in another unit. The claim amount is $625.
This is an isolated, non-structural issue that does not affect the subject unit or overall project condition, and no financial or operational impact is anticipated.
This litigation is considered non-material and complies with XXXX project eligibility requirements, as it is limited in scope, involves a nominal claim amount, and does not affect the safety, structural integrity, habitability, or financial stability of the project.
The litigation is immaterial to project risk and does not impair marketability, insurability, or collateral value of the subject property. Please clear this finding.

 - Seller-03/23/2026
																								Waived-Litigation documents refelct the litigation was submitted to sall claims court stating the cost of the calim to $625.00. The litigation doeas not affect structural, health or safety issue and is considered minor in nature. - Due Diligence Vendor-03/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 755 Required is 660 Borrower has 755 Qualifying DTI below maximum allowed - Max DTI is 45 Borrower has 31.87 Required is 45 Borrower has 31.87 LTV is less than guideline maximum - Max LTV is 80 Borrower has 57.14 Required is 80 Borrower has 57.14			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8219836
XXXX		305078339	D	B	D	B	C	A	A	A	Closed	FCOM0013	2026-03-19 12:52	2026-03-23 15:02	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Upon further review, no additional documentation required. - Due Diligence Vendor-03/23/2026 Open-Missing e-Consent. Missing econsent - Due Diligence Vendor-03/19/2026		Resolved-Upon further review, no additional documentation required. - Due Diligence Vendor-03/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 755 Required is 660 Borrower has 755 Qualifying DTI below maximum allowed - Max DTI is 45 Borrower has 31.87 Required is 45 Borrower has 31.87 LTV is less than guideline maximum - Max LTV is 80 Borrower has 57.14 Required is 80 Borrower has 57.14			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8215711
XXXX	305078348	C	B	C	A	C	B	A	A	Closed	finding-3352	2026-03-19 12:24	2026-06-25 11:26	Resolved	1 - Information	B	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026

Waived-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/19/2026	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026

 Waived-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  - Due Diligence Vendor-03/19/2026

																									Qualifying DTI below maximum allowed - Qualifying DTI below maximum allowed Required is 50 Borrower has 27.77 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 720 Borrower has 760			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8214978
XXXX	305078348	C	B	C	A	C	B	A	A	Closed	finding-3635	2026-03-19 12:24	2026-03-26 17:02	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Cured-Received PCCD refund check in the of $594.60. Finding cured. - Due Diligence Vendor-03/26/2026
Ready for Review-Document Uploaded.  - Seller-03/24/2026
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,085.00) exceed the comparable charges ($2,264.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ----- Ten (10%) tolerance fees (Lender's Insurance Title Policy & Settlement Closing Fee) increased by $594.60 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $594.60, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date:XXXX - Due Diligence Vendor-03/19/2026	Ready for Review-Document Uploaded. - Seller-03/24/2026	Cured-Received PCCD refund check in the of $594.60. Finding cured. - Due Diligence Vendor-03/26/2026	Qualifying DTI below maximum allowed - Qualifying DTI below maximum allowed Required is 50 Borrower has 27.77 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 720 Borrower has 760		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8214977
XXXX		305078348	C	B	C	A	C	B	A	A	Closed	FCRE1440	2026-03-19 16:43	2026-03-25 14:43	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-03/25/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/23/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOR - provide payment history on current primary. Per application borrower rents $2,300 monthly for 5 years. - Due Diligence Vendor-03/19/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/23/2026	Resolved-Received VOR. - Due Diligence Vendor-03/25/2026	Qualifying DTI below maximum allowed - Qualifying DTI below maximum allowed Required is 50 Borrower has 27.77 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 720 Borrower has 760		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8223568
XXXX		305078348	C	B	C	A	C	B	A	A	Closed	FCOM0013	2026-03-19 11:46	2026-03-23 15:05	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Upon further review no additional documentation required - Due Diligence Vendor-03/23/2026 Open-Missing e-Consent. ----- Missing proof e-consent was received and agreed upon by borrower. - Due Diligence Vendor-03/19/2026		Resolved-Upon further review no additional documentation required - Due Diligence Vendor-03/23/2026	Qualifying DTI below maximum allowed - Qualifying DTI below maximum allowed Required is 50 Borrower has 27.77 Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score is at least 20 points above minimum for program Required is 720 Borrower has 760			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8214140
XXXX	305078312	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-03-20 10:03	2026-03-30 09:48	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received evidence of Sept payment and terms of the lease. - Due Diligence Vendor-03/30/2026
Ready for Review-Document Uploaded.  - Seller-03/26/2026
Ready for Review-Document Uploaded. Please see attached lease renewal agreement and snippet of VOR 12 months payment history. It shows Sept 2025 rent was paid on Sept. 2, 2025. No issues found. Please clear this finding.  - Seller-03/26/2026
Counter-Received printout.  Review is unable to confirm terms of lease.  Missing acceptable confirmation Sept paid in full.  VOR along with lease required.  - Due Diligence Vendor-03/25/2026
Ready for Review-Document Uploaded. Document Uploaded. Please see attached VOR-12 months payment history. Please take note that on Oct 01- rent payment was only $1,001 because they deducted  the $133 overpayment to XXXX. While the Oct 31 payment shows Oct 25 rent when it should be for November rent.    This VOR was uploaded to your system. Please clear this finding or escalate to management.  - Seller-03/23/2026
Open-Housing History Does Not Meet Guideline Requirements Provide missing VOR verifying 12m housing history for borrowers' rental of current primary residence. - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. - Seller-03/26/2026
 Ready for Review-Document Uploaded. Please see attached lease renewal agreement and snippet of VOR 12 months payment history. It shows Sept 2025 rent was paid on Sept. 2, 2025. No issues found. Please clear this finding.  - Seller-03/26/2026
 Ready for Review-Document Uploaded. Document Uploaded. Please see attached VOR-12 months payment history. Please take note that on Oct 01- rent payment was only $1,001 because they deducted  the $133 overpayment to XXXX. While the Oct 31 payment shows Oct 25 rent when it should be for November rent.    This VOR was uploaded to your system. Please clear this finding or escalate to management.  - Seller-03/23/2026
																								Resolved-Received evidence of Sept payment and terms of the lease. - Due Diligence Vendor-03/30/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 29.56 Required is 45 Borrower has 29.56 LTV is less than guideline maximum - Required is 80 Borrower has 72.57 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 800 Required is 680 Borrower has 812		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8235646
XXXX		305078312	C	A	C	A	C	A	A	A	Closed	finding-3656	2026-03-26 14:31	2026-03-26 14:35	Resolved	1 - Information	C	A	Compliance	TRID	TRID Lender's and Owner's Title Insurance Policy Amounts Validation Test	Resolved-Fee fixed. Finding resolved. - Due Diligence Vendor-03/26/2026		Resolved-Fee fixed. Finding resolved. - Due Diligence Vendor-03/26/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 29.56 Required is 45 Borrower has 29.56 LTV is less than guideline maximum - Required is 80 Borrower has 72.57 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 800 Required is 680 Borrower has 812			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8341802
XXXX	305078312	C	A	C	A	C	A	A	A	Closed	finding-3634	2026-03-19 13:13	2026-03-26 14:32	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-PCCD received, finding resolved - Due Diligence Vendor-03/26/2026
Ready for Review-Document Uploaded. CURE CAPTURED ON FINAL CD  - Seller-03/24/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $294.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $294 (Credit Report) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $294, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 1 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-03/19/2026	Ready for Review-Document Uploaded. CURE CAPTURED ON FINAL CD - Seller-03/24/2026	Resolved-PCCD received, finding resolved - Due Diligence Vendor-03/26/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 29.56 Required is 45 Borrower has 29.56 LTV is less than guideline maximum - Required is 80 Borrower has 72.57 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 800 Required is 680 Borrower has 812		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8217023
XXXX	305078312	C	A	C	A	C	A	A	A	Closed	finding-3635	2026-03-19 13:13	2026-03-26 14:32	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-PCCD fixed the fees. Finding resolved. - Due Diligence Vendor-03/26/2026
Ready for Review-Document Uploaded. SEE ATTACHED - FEES WERE IN THE WRONG BLOCK  - Seller-03/24/2026
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($1,275.00) exceed the comparable charges ($781.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees (Loan Tie In Fee, Title Courier Fee, Title Endorsement Fee, Wire Transfer Fee) increased by $415.90 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $415.90, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 1 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-03/19/2026	Ready for Review-Document Uploaded. SEE ATTACHED - FEES WERE IN THE WRONG BLOCK - Seller-03/24/2026	Resolved-PCCD fixed the fees. Finding resolved. - Due Diligence Vendor-03/26/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 29.56 Required is 45 Borrower has 29.56 LTV is less than guideline maximum - Required is 80 Borrower has 72.57 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 800 Required is 680 Borrower has 812		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8217026
XXXX		305078312	C	A	C	A	C	A	A	A	Closed	FCRE1510	2026-03-20 09:41	2026-03-25 14:09	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-03/25/2026 Ready for Review-Document Uploaded. Please see attached Recorded DOT with legal description. - Seller-03/23/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Provide missing Legal Description/Exhibit A for Mortgage. - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. Please see attached Recorded DOT with legal description. - Seller-03/23/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-03/25/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 29.56 Required is 45 Borrower has 29.56 LTV is less than guideline maximum - Required is 80 Borrower has 72.57 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 800 Required is 680 Borrower has 812		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8235032
XXXX		305078312	C	A	C	A	C	A	A	A	Closed	FCOM0013	2026-03-19 12:17	2026-03-23 15:09	Resolved	1 - Information	A	A	Compliance	Disclosure	Missing e-Consent	Resolved-Upon further review, no additional documentation required - Due Diligence Vendor-03/23/2026 Open-Missing e-Consent. -----Missing proof e-consent was received and agreed upon by borrower. - Due Diligence Vendor-03/19/2026		Resolved-Upon further review, no additional documentation required - Due Diligence Vendor-03/23/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 29.56 Required is 45 Borrower has 29.56 LTV is less than guideline maximum - Required is 80 Borrower has 72.57 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 800 Required is 680 Borrower has 812			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8214875
XXXX	XXXX	305079407	B	B	B	B	A	A	A	A	Closed	FCRE0969	2026-03-19 16:43	2026-03-23 11:21	Waived	2 - Non-Material	B	B	Credit	Closing	Prepayment Penalty Issue	Waived-Waiver applied to non-material finding. Loan closed in entity name. - Due Diligence Vendor-03/23/2026 Open-XXXX - Due Diligence Vendor-03/19/2026		Waived-Waiver applied to non-material finding. Loan closed in entity name. - Due Diligence Vendor-03/23/2026	Qualifying FICO score is at least 20 points above minimum for program - looking Required is 700 Borrower has 764 DSCR =/> 1.00 and minimum is 0.85 or Less - 1.1784 is above min required 0.75 Required is 0.75 Borrower has 1.178			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	8223570
XXXX		305062172	C	A	C	A	A	A	A	A	Closed	FCRE1254	2026-03-20 14:46	2026-04-03 12:35	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received recorded termination. - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. Recorded Term uploaded - Seller-04/02/2026 Open-Property Title Issue Schedule B #9 requiring Notice of Commencement termination with an affidavit from the contractor that work is completed. - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. Recorded Term uploaded - Seller-04/02/2026	Resolved-Received recorded termination. - Due Diligence Vendor-04/03/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 753 Required is 620 Borrower has 753 LTV is less than guideline maximum - Required is 80 Borrower has 61.74 Required is 80 Borrower has 61.74		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8245907
XXXX		305078329	C	B	C	B	A	A	A	A	Closed	FCRE1440	2026-03-20 16:08	2026-03-24 13:15	Waived	2 - Non-Material	C	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Non-material with compensating factors. - Due Diligence Vendor-03/24/2026 Open-Housing History Does Not Meet Guideline Requirements Guidelines state rent free allowed for Primary Residence and Second Homes only. The subject loan is a purchase of an investment property and the borrower currently lives rent free. Approved exception in file. - Due Diligence Vendor-03/20/2026		Waived-Non-material with compensating factors. - Due Diligence Vendor-03/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 797 Required is 680 Borrower has 797 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 32.11 Required is 50 Borrower has 32.11 LTV is less than guideline maximum - Max LTV is 80 Borrower has 75 Required is 80 Borrower has 75	Comp factors: - DTI is 20% below max - Assets above min required - Yrs on job 13		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	8247949
XXXX	305078317	D	A	D	A	C	A	A	A	Closed	finding-3352	2026-03-20 10:28	2026-06-25 11:28	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026

Waived-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/20/2026	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026

 Waived-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  - Due Diligence Vendor-03/20/2026

																									LTV is less than guideline maximum - LTV Required is 90% Borrower has 85%. Required is 90 Borrower has 85 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 749. Required is 700 Borrower has 749			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8236488
XXXX	305078317	D	A	D	A	C	A	A	A	Closed	FCRE1193	2026-03-24 12:14	2026-03-30 12:54	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Received XXXX printout supporting ownership of lien. - Due Diligence Vendor-03/30/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-03/26/2026
Counter-Lender indicate REO paid by XXXX.  Missing proof of 6 months to meet 8.1 Guideline- Excluded from DTI: Debts paid by others can be excluded from the DTI Ratio if the debt is being paid in a satisfactory manner by another party for the past 6 months. Acceptable documentation would include cancelled checks or bank statements that consistently show another party making at least the past 6 payments.
 - Due Diligence Vendor-03/26/2026
Ready for Review-The debt was excluded as allowed per XXXX guidelines, B3-6-05 Loans secured by financial assets. In this case the Note is held by a self directed IRA. - Seller-03/24/2026
																						Open-Audited DTI of 51.81% exceeds Guideline DTI of 50%. Due a higher REO payment for property 3b. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/26/2026 Ready for Review-The debt was excluded as allowed per XXXX guidelines, B3-6-05 Loans secured by financial assets. In this case the Note is held by a self directed IRA. - Seller-03/24/2026	Resolved-Received XXXX printout supporting ownership of lien. - Due Diligence Vendor-03/30/2026	LTV is less than guideline maximum - LTV Required is 90% Borrower has 85%. Required is 90 Borrower has 85 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 749. Required is 700 Borrower has 749		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8292224
XXXX		305078317	D	A	D	A	C	A	A	A	Closed	FCRE0117	2026-03-24 12:16	2026-03-26 15:11	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Project Warrantable is Unable to Determine	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-03/26/2026 Ready for Review-As indicated on the 1008 delivered with the loan file this is a Warrantable Condo. Master HOI uploaded in related findings. - Seller-03/24/2026 Open-Condo Project Warrantable is Unable to Determine. Missing Master Condo Policy. - Due Diligence Vendor-03/24/2026	Ready for Review-As indicated on the 1008 delivered with the loan file this is a Warrantable Condo. Master HOI uploaded in related findings. - Seller-03/24/2026	Resolved-Upon further review, the loan file contained all required documentation - Due Diligence Vendor-03/26/2026	LTV is less than guideline maximum - LTV Required is 90% Borrower has 85%. Required is 90 Borrower has 85 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 749. Required is 700 Borrower has 749			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8292275
XXXX		305078317	D	A	D	A	C	A	A	A	Closed	FCRE0108	2026-03-20 15:23	2026-03-26 15:09	Resolved	1 - Information	C	A	Credit	Insurance	Fidelity Coverage not met	Resolved-Received Master policy with sufficient Fidelity Coverage. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026 Open-Fidelity Coverage not met. Provide fidelity/crime insurance for the project. Fidelity insurance coverage equaling at least the sum of three months of assessments on all units in the project is required. (must meet XXXX requirements). - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026	Resolved-Received Master policy with sufficient Fidelity Coverage. - Due Diligence Vendor-03/26/2026	LTV is less than guideline maximum - LTV Required is 90% Borrower has 85%. Required is 90 Borrower has 85 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 749. Required is 700 Borrower has 749		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8246919
XXXX		305078317	D	A	D	A	C	A	A	A	Closed	FCRE1173	2026-03-20 15:23	2026-03-26 15:09	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Missing	Resolved-Condo Master Insurance Policy is fully present - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026 Open-Missing Condo Master Insurance Policy. Provide Missing Master Insurance Policy. Master liability of at least $1,000,000 is required per occurrence. - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026	Resolved-Condo Master Insurance Policy is fully present - Due Diligence Vendor-03/26/2026	LTV is less than guideline maximum - LTV Required is 90% Borrower has 85%. Required is 90 Borrower has 85 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 749. Required is 700 Borrower has 749		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8246920
XXXX	305078317	D	A	D	A	C	A	A	A	Closed	finding-3634	2026-03-20 10:28	2026-03-25 13:17	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Rec'd LE issued XXXX and LOS screen shot showing loan was extended for 5 days which caused loan points to increase. - Due Diligence Vendor-03/25/2026
Ready for Review-Document Uploaded. LE REDISCLOSED XXXX- COC & CD
SEE REBUTTAL
 - Seller-03/24/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,013.62.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). --------Zero (0%) tolerance fees increased by $1,013.62 Points-Loan Discount Fee without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $1,013.62, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. LE REDISCLOSED XXXX- COC & CD SEE REBUTTAL - Seller-03/24/2026	Resolved-Rec'd LE issued XXXX and LOS screen shot showing loan was extended for 5 days which caused loan points to increase. - Due Diligence Vendor-03/25/2026	LTV is less than guideline maximum - LTV Required is 90% Borrower has 85%. Required is 90 Borrower has 85 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 749. Required is 700 Borrower has 749		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8236486
XXXX		305078305	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-20 17:56	2026-03-25 14:03	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-03/25/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026 Open-Housing History Does Not Meet Guideline Requirements Missing the borrower's housing payment history for at least the last 12 months. Upon receipt additional conditions maybe required. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/24/2026	Resolved-Received VOR. - Due Diligence Vendor-03/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 814 Required is 660 Borrower has 814 LTV is less than guideline maximum - Max LTV is 80 Borrower has 60 Required is 80 Borrower has 60		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8249492
XXXX		305078328	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	No Cash Out - Borrower Initiated
XXXX		305078304	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-03-21 09:04	2026-03-26 11:23	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-EAD Card received - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/24/2026 Open-Borrower Citizenship Documentation Is Missing Per Guidelines, Non-Permanent Residents must validate the borrower has employment authorization. This may be documented with either an EAD or a VISA permitting employment. The Borrower’s Social Security card with “Valid for Work Only with DHS Authorization” was in the file, however then the Employment Authorization Card (EAD) was not provided. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/24/2026	Resolved-EAD Card received - Due Diligence Vendor-03/26/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 36.41 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 742		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8252286
XXXX	XXXX	305079387	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305079369	D	A	D	A	A	A	A	A	Closed	FCRE4104	2026-03-20 14:23	2026-04-01 14:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing explanation and supporting documentation for large deposit(s)	Resolved-Upon further review, per GL 3.20 large deposits are not required to be sourced - Due Diligence Vendor-04/01/2026 Ready for Review-Document Uploaded. - Seller-03/30/2026 Open-Missing explanation and supporting documentation for large deposit(s) In business account for $215,381. Additional findings may apply. - Due Diligence Vendor-03/20/2026	Ready for Review-Document Uploaded. - Seller-03/30/2026	Resolved-Upon further review, per GL 3.20 large deposits are not required to be sourced - Due Diligence Vendor-04/01/2026	Long term residence - Long Term Residence = 12+ years Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 731		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8245442
XXXX	305078343	D	A	D	A	A	A	A	A	Closed	FCRE5809	2026-03-24 15:48	2026-04-03 14:36	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing evidence of self employment	Resolved-Client has provided Statement of Information, Corporation was filed XXXX by borrowers. Business Search reflects Spouse as XXXX with a filing date of XXXX. - Due Diligence Vendor-04/03/2026
Ready for Review-Document Uploaded.  - Seller-04/02/2026
Ready for Review-Document Uploaded. Please note the finding was how long business has been in existence,. We have provided the business filing and attached is the SOS. The SOS is in the name of the spouse,  which the CPA verified, is the other owner.  - Seller-04/02/2026
Counter-Received SOS, however it does not confirm how long the borrower has owned the business. Finding remains. - Due Diligence Vendor-03/26/2026
Ready for Review-Document Uploaded. Please see attached documentation to support how long the business has been in existence.  - Seller-03/25/2026
																						Open-Provide CPA letter verifying how long business has been in existence, (Missing from current letter in file). - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. - Seller-04/02/2026 Ready for Review-Document Uploaded. Please note the finding was how long business has been in existence,. We have provided the business filing and attached is the SOS. The SOS is in the name of the spouse, which the CPA verified, is the other owner. - Seller-04/02/2026 Ready for Review-Document Uploaded. Please see attached documentation to support how long the business has been in existence. - Seller-03/25/2026	Resolved-Client has provided Statement of Information, Corporation was filed XXXX by borrowers. Business Search reflects Spouse as XXXX with a filing date of XXXX. - Due Diligence Vendor-04/03/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 720 Required is 700 Borrower has 720 Months Reserves exceed minimum required - 8.33 Months Reserves exceed 3 months minimum required		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8298353
XXXX	XXXX	305079388	D	A	D	A	A	A	A	A	Closed	FCRE1316	2026-03-25 13:32	2026-05-12 14:20	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received Invoice from business dated XXXX to validate business is currently operating, page 603 of upload is Business search and page 614 is Certificate of Ownership since XXXX - Due Diligence Vendor-05/12/2026
Ready for Review-Document Uploaded.  - Seller-05/11/2026
Counter-Received email of borrower business.  Review is unable to locate the documentation to confirm business is active.  Please provide.  - Due Diligence Vendor-04/02/2026
Ready for Review-Document Uploaded.  - Seller-04/01/2026
																						Open-Borrower 1 3rd Party VOE Prior to Close Missing Guidelines require verification of ownership by a Tax Professional (APA, Tax Attorney, EA, PTIN or CTEC). - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. - Seller-05/11/2026 Ready for Review-Document Uploaded. - Seller-04/01/2026	Resolved-Received Invoice from business dated XXXX to validate business is currently operating, page 603 of upload is Business search and page 614 is Certificate of Ownership since XXXX - Due Diligence Vendor-05/12/2026	Qualifying DTI below maximum allowed - 33.5 below max allowed 50 Required is 50 Borrower has 33.5 Qualifying FICO score is at least 20 points above minimum for program - 710 exceeds min required 640 Required is 640 Borrower has 710 LTV is less than guideline maximum - 80 below max allowed 90 Required is 90 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8316611
XXXX	XXXX	305079388	D	A	D	A	A	A	A	A	Closed	FCRE1491	2026-03-25 14:13	2026-04-03 14:04	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Received 1008 reflecting business asset analysis reflecting no negative impact and balance considered available. - Due Diligence Vendor-04/03/2026

Ready for Review-Document Uploaded.  - Seller-04/02/2026

Counter-Received confirmation cash flow completed.  UW to confirm balance available.   - Due Diligence Vendor-03/30/2026

Ready for Review-Document Uploaded.  - Seller-03/27/2026

																						Open-Asset Qualification Does Not Meet Guideline Requirements Missing letter from CPA/EA/CTEC or tax preparer with a PTIN stating using business funds will not negatively impact the business. Letter in file was signed by borrower. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. - Seller-04/02/2026 Ready for Review-Document Uploaded. - Seller-03/27/2026	Resolved-Received 1008 reflecting business asset analysis reflecting no negative impact and balance considered available. - Due Diligence Vendor-04/03/2026	Qualifying DTI below maximum allowed - 33.5 below max allowed 50 Required is 50 Borrower has 33.5 Qualifying FICO score is at least 20 points above minimum for program - 710 exceeds min required 640 Required is 640 Borrower has 710 LTV is less than guideline maximum - 80 below max allowed 90 Required is 90 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8317286
XXXX	XXXX	305079388	D	A	D	A	A	A	A	A	Closed	FCRE5782	2026-03-25 13:47	2026-03-30 15:14	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received credit refresh. - Due Diligence Vendor-03/30/2026 Ready for Review-Document Uploaded. - Seller-03/27/2026 Open-Borrower 1 Gap Credit Report is Missing Unable to locate 10d gap report in file. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. - Seller-03/27/2026	Resolved-Received credit refresh. - Due Diligence Vendor-03/30/2026	Qualifying DTI below maximum allowed - 33.5 below max allowed 50 Required is 50 Borrower has 33.5 Qualifying FICO score is at least 20 points above minimum for program - 710 exceeds min required 640 Required is 640 Borrower has 710 LTV is less than guideline maximum - 80 below max allowed 90 Required is 90 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8316846
XXXX	XXXX	305079408	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	305078298	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-03-23 22:10	2026-04-02 10:49	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-04/02/2026
Ready for Review-Document Uploaded.  - Seller-03/31/2026
Counter-COC provided is not valid as subject property was identified as a Condo per appraisal on XXXX, any changes to LEs CDs must be within 3 days of discovery which is not the case here. Finding remains - Due Diligence Vendor-03/27/2026
Ready for Review-Disregard the rebuttal. I need to do more research on this change as it appears it may not be valid.
 - Seller-03/26/2026
Ready for Review-Document Uploaded.  - Seller-03/26/2026
Ready for Review-THIS WAS LEFT OFF OF THE COC FORM. LOCK PROVIDE WITH EXPLANATION. PLEASE ESCALATE TO XXXX FOR REVIEW - Seller-03/26/2026
Counter-COC must specifically state lender credit decrease and reasoning. Finding remains.  - Due Diligence Vendor-03/26/2026
Ready for Review-Document Uploaded. COC AND CD UPLOADED - Seller-03/24/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($3,794.93) does not exceed or equal the comparable sum of specific and non-specific lender credits ($5,692.39). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $5,692.39 to $3,794.93 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $1897.46, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. - Seller-03/31/2026 Ready for Review-Disregard the rebuttal. I need to do more research on this change as it appears it may not be valid. - Seller-03/26/2026 Ready for Review-Document Uploaded. - Seller-03/26/2026 Ready for Review-THIS WAS LEFT OFF OF THE COC FORM. LOCK PROVIDE WITH EXPLANATION. PLEASE ESCALATE TO XXXX FOR REVIEW - Seller-03/26/2026 Ready for Review-Document Uploaded. COC AND CD UPLOADED - Seller-03/24/2026	Resolved-Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-04/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 727 which exceeds the minimum of 620 Required is 660 Borrower has 727 LTV is less than guideline maximum - LTV of 71.67% is below the maximum of 90% allowed per guidelines Required is 90 Borrower has 71.67		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8278493
XXXX		305078298	D	A	D	A	C	A	A	A	Closed	FCRE1440	2026-03-24 07:09	2026-03-26 13:24	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/24/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOR for borrowers. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/24/2026	Resolved-Received VOR. - Due Diligence Vendor-03/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 727 which exceeds the minimum of 620 Required is 660 Borrower has 727 LTV is less than guideline maximum - LTV of 71.67% is below the maximum of 90% allowed per guidelines Required is 90 Borrower has 71.67		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8283790
XXXX		305078298	D	A	D	A	C	A	A	A	Closed	FCRE1173	2026-03-24 06:40	2026-03-26 13:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Missing	Resolved-Received Condo Master Insurance Policy - Due Diligence Vendor-03/26/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/24/2026 Open-Missing Condo Master Insurance Policy Missing master policy. - Due Diligence Vendor-03/24/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/24/2026	Resolved-Received Condo Master Insurance Policy - Due Diligence Vendor-03/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 727 which exceeds the minimum of 620 Required is 660 Borrower has 727 LTV is less than guideline maximum - LTV of 71.67% is below the maximum of 90% allowed per guidelines Required is 90 Borrower has 71.67		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8283424
XXXX	305078352	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-25 06:57	2026-03-26 16:09	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received 12 month housing payment history. - Due Diligence Vendor-03/26/2026
Ready for Review-Document Uploaded. The borrower purchased the subject on XXXX. Please see attached verification of mortgage and verification of rent payments prior the purchase of the subject.  - Seller-03/25/2026
																						Open-Housing History Does Not Meet Guideline Requirements Guidelines state Verification of Mortgage (VOM) and/or Verification of Rent (VOR) is required to support housing payment history and reviewed for delinquencies in the last 12months. Provide 12 month housing history for the borrower. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. The borrower purchased the subject on XXXX. Please see attached verification of mortgage and verification of rent payments prior the purchase of the subject. - Seller-03/25/2026	Resolved-Received 12 month housing payment history. - Due Diligence Vendor-03/26/2026	Qualifying DTI below maximum allowed - DTI of 34.52% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 34.52 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 745 which exceeds the minimum of 680 Required is 680 Borrower has 745		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8308054
XXXX		305078324	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-25 08:21	2026-03-27 15:11	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received mortgage statement confirming missing payments. - Due Diligence Vendor-03/27/2026 Ready for Review-Document Uploaded. please see attached - Seller-03/25/2026 Open-Housing History Does Not Meet Guideline Requirements. Missing proof of Dec and Jan payment for XXXX. (required if 60 days after the Note rom application date). - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. please see attached - Seller-03/25/2026	Resolved-Received mortgage statement confirming missing payments. - Due Diligence Vendor-03/27/2026	Credit history exceeds minimum required - Credit history exceeds minimum required by 0x30>than 99 months. Months Reserves exceed minimum required - 130.5 months reserves (cash out used for reserves) is greater than 3 months reserves required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8308929
XXXX		305082146	D	A	D	A	A	A	D	A	Closed	FPRO1253	2026-03-26 13:14	2026-06-24 09:28	Resolved	1 - Information	D	A	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Client provided BPO which has a higher value - Due Diligence Vendor-03/30/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/27/2026 Open-Subject is a Multifamily 8 units. An Exterior Only Broker Price Opinion (BPO) required based on sales approach unless two full appraisals are provided. The file only contains one appraisal and a BPO is required. If the value from the BPO is more than 10% below the the appraised value then the value of the BPO is used for LTV purposes. Additional conditions may apply. - Due Diligence Vendor-03/26/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/27/2026	Resolved-Client provided BPO which has a higher value - Due Diligence Vendor-03/30/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 730 LTV is less than guideline maximum - Required is 75 Borrower has 65		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8339496
XXXX		305082146	D	A	D	A	A	A	D	A	Closed	FCRE7347	2026-03-26 13:43	2026-04-28 13:29	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Lease agreement for unit XXXX provided. Proof of rent is not required since the lease amount is the same as market rent. - Due Diligence Vendor-04/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/27/2026 Open-The multifamily 8 unit property is missing a lease for unit XXXX. Provide a current updated lease agreement and 2 months rent received. Additional conditions may apply. - Due Diligence Vendor-03/26/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/27/2026	Resolved-Lease agreement for unit XXXX provided. Proof of rent is not required since the lease amount is the same as market rent. - Due Diligence Vendor-04/28/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 730 LTV is less than guideline maximum - Required is 75 Borrower has 65		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8340501
XXXX		305082146	D	A	D	A	A	A	D	A	Closed	FCRE1440	2026-03-25 17:39	2026-03-30 14:21	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Client provided sufficient VOR - Due Diligence Vendor-03/30/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-03/27/2026 Open-Housing History Does Not Meet Guideline Requirements Missing verification of rent - Provide a12 month satisfactory payment history on primary residence. - Due Diligence Vendor-03/25/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/27/2026	Resolved-Client provided sufficient VOR - Due Diligence Vendor-03/30/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 730 LTV is less than guideline maximum - Required is 75 Borrower has 65		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8322214
XXXX		305078301	C	A	A	A	C	A	A	A	Closed	FCOM3605	2026-03-27 13:40	2026-03-31 09:01	Resolved	1 - Information	C	A	Compliance	TRID	TRID: CD not delivered at least 3 days prior to consummation	Resolved-Received CD XXXX. Finding Resolved. - Due Diligence Vendor-03/31/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/28/2026 Open-Missing initial CD acknowledged by borrower a minimum of 3 days prior to consummation. Additional findings may apply upon receipt. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-03/27/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/28/2026	Resolved-Received CD XXXX. Finding Resolved. - Due Diligence Vendor-03/31/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 33.65 Required is 45 Borrower has 33.65 LTV is less than guideline maximum - Required is 80 Borrower has 70 Required is 80 Borrower has 70		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8363772
XXXX	305087276	D	B	D	B	C	B	A	A	Closed	finding-3352	2026-03-27 13:53	2026-06-25 11:28	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-03/27/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026	Months Reserves exceed minimum required - Guidelines require 6 months reserves. Borrower has 14.63 months of reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 747			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8364024
XXXX		305087276	D	B	D	B	C	B	A	A	Closed	FCRE1193	2026-04-21 13:56	2026-04-23 14:39	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Originator Waiver applied to Non-Material Finding with Comp Factors. Guidelines require a mas DTI of 50% - Exception to allow the loan to close with a 51% DTI - Due Diligence Vendor-04/23/2026 Ready for Review-Document Uploaded. Please see attached exception - Seller-04/23/2026 Open-***NEW*** DTI increased to 50.53% due to lesser rent value from 1007 provided by originator - Due Diligence Vendor-04/21/2026	Ready for Review-Document Uploaded. Please see attached exception - Seller-04/23/2026	Waived-Originator Waiver applied to Non-Material Finding with Comp Factors. Guidelines require a mas DTI of 50% - Exception to allow the loan to close with a 51% DTI - Due Diligence Vendor-04/23/2026	Months Reserves exceed minimum required - Guidelines require 6 months reserves. Borrower has 14.63 months of reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 747	FICO is 20 points above minimum required Reserves = 3+ months above minimum required 5+ years in current business	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	8800822
XXXX	305087276	D	B	D	B	C	B	A	A	Closed	FCRE1345	2026-03-30 12:12	2026-04-23 14:38	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 1 Lease Agreements Missing	Waived-Originator Waiver applied to Non-Material Finding with Comp Factors. Guidelines require a mas DTI of 50% - Exception to allow the loan to close with a 51% DTI
 - Due Diligence Vendor-04/23/2026
Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with a 51% DTI - Seller-04/23/2026
Ready for Review-Document Uploaded.  - Seller-04/18/2026
Ready for Review-Please see 1007 reflects market rents for departing residence located at XXXX, which meets requirement:  recently completed appraisal form 1007 or 1025 (as applicable) can be used to determine gross market rent.

 - Seller-04/18/2026
																						Open-Borrower 1 Lease Agreements Missing The Borrower's departing residence was being qualified with gross rental income of XXXX per month. Guidelines require a copy of the executed 12-month term lease, verification of receipt of the security deposit and proof of the ﬁrst month’s rent deposited to borrower’s account. If no lease/deposit is available, a recently completed appraisal form 1007 or 1025 (as applicable) can be used to determine gross market rent. This requirement must be met to continue to qualify the Borrower with XXXX in gross rental income. - Due Diligence Vendor-03/30/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with a 51% DTI - Seller-04/23/2026 Ready for Review-Document Uploaded. - Seller-04/18/2026 Ready for Review-Please see 1007 reflects market rents for departing residence located at XXXX, which meets requirement: recently completed appraisal form 1007 or 1025 (as applicable) can be used to determine gross market rent. - Seller-04/18/2026	Waived-Originator Waiver applied to Non-Material Finding with Comp Factors. Guidelines require a mas DTI of 50% - Exception to allow the loan to close with a 51% DTI - Due Diligence Vendor-04/23/2026	Months Reserves exceed minimum required - Guidelines require 6 months reserves. Borrower has 14.63 months of reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 747	FICO is 20 points above minimum required Reserves = 3+ months above minimum required 5+ years in current business	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	8386595
XXXX	305087276	D	B	D	B	C	B	A	A	Closed	FCRE6019	2026-03-30 15:32	2026-04-08 14:13	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received borrowers EAD card front and back. Borrower Citizenship Documentation Provided - Due Diligence Vendor-04/08/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-04/07/2026

																						Open-Borrower Citizenship Documentation Is Missing Guidelines state an individual admitted to the United States as a lawful temporary resident. Lawful nonpermanent residents are legally accorded the privilege of residing temporarily in the United States. Must validate the borrower has employment authorization. This may be documented with either an EAD or a VISA permitting employment. The borrower's employment authorization is missing from the loan file. Additional conditions may apply. - Due Diligence Vendor-03/30/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/07/2026	Resolved-Received borrowers EAD card front and back. Borrower Citizenship Documentation Provided - Due Diligence Vendor-04/08/2026	Months Reserves exceed minimum required - Guidelines require 6 months reserves. Borrower has 14.63 months of reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 747		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8391648
XXXX		305087276	D	B	D	B	C	B	A	A	Closed	FCOM1301	2026-03-27 13:23	2026-03-30 06:57	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material findings. - Due Diligence Vendor-03/27/2026		Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material findings. - Due Diligence Vendor-03/27/2026	Months Reserves exceed minimum required - Guidelines require 6 months reserves. Borrower has 14.63 months of reserves. Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 747			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8363373
XXXX		305087313	C	A	C	A	A	A	A	A	Closed	FCRE0200	2026-03-30 12:44	2026-04-02 13:00	Resolved	1 - Information	C	A	Credit	Debt	Missing proof of liability not disclosed on credit report	Resolved-Received Gap Report reflect not passed due. - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Lender notes the Credit no score shows 3.19 NO Past due amounts for XXXX - Seller-03/31/2026 Open-Verify past due with XXXX is now current. The fraud report indicates a new 30 day past due. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Lender notes the Credit no score shows 3.19 NO Past due amounts for XXXX - Seller-03/31/2026	Resolved-Received Gap Report reflect not passed due. - Due Diligence Vendor-04/02/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 25.72 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 732		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8387301
XXXX		305087313	C	A	C	A	A	A	A	A	Closed	FCRE5790	2026-03-30 12:39	2026-04-02 12:57	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-Upon further review, UDM was located in the loan file. - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Lender notes the loan closed XXXX, <10 days - does suffice. Please see highlighted areas - Seller-03/31/2026 Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date) - Due Diligence Vendor-03/30/2026	Ready for Review-Document Uploaded. Lender notes the loan closed XXXX, <10 days - does suffice. Please see highlighted areas - Seller-03/31/2026	Resolved-Upon further review, UDM was located in the loan file. - Due Diligence Vendor-04/02/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 25.72 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 732		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8387174
XXXX		305087313	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-31 09:27	2026-04-02 12:57	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/31/2026 Open-Housing History Does Not Meet Guideline Requirements Provide 12 month satisfactory rental history. Borrower rents primary residence for the past 5 years. Additional conditions may apply - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/31/2026	Resolved-Received VOR - Due Diligence Vendor-04/02/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 25.72 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 732		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8402936
XXXX		305087337	D	A	D	A	A	A	A	A	Closed	FCRE1510	2026-03-28 07:20	2026-04-02 10:48	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached Recorded DOT with Exhibit A. Please clear this finding. - Seller-03/31/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Legal Description from the Mortgage (Deed of Trust). - Due Diligence Vendor-03/28/2026	Ready for Review-Document Uploaded. Please see attached Recorded DOT with Exhibit A. Please clear this finding. - Seller-03/31/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-04/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 700 Required is 680 Borrower has 718 LTV is less than guideline maximum - Max LTV is 80 Borrower has 75 Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 37.78 Required is 50 Borrower has 37.78		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8372056
XXXX		305087337	D	A	D	A	A	A	A	A	Closed	FCRE9995	2026-03-31 05:57	2026-04-02 10:47	Resolved	1 - Information	C	A	Credit	Income/Employment	Business Narrative Missing or has issues	Resolved-Received Business Narrative and CPA Letter - B1 = 45% Owner....B2 = 55% Owner.....Verified Business 2+ Years - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached Business Narrative that was uploaded to your system. Please clear this finding. - Seller-03/31/2026 Open-Business Narrative Missing or has issues. The Business Narrative is required . - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached Business Narrative that was uploaded to your system. Please clear this finding. - Seller-03/31/2026	Resolved-Received Business Narrative and CPA Letter - B1 = 45% Owner....B2 = 55% Owner.....Verified Business 2+ Years - Due Diligence Vendor-04/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 700 Required is 680 Borrower has 718 LTV is less than guideline maximum - Max LTV is 80 Borrower has 75 Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 37.78 Required is 50 Borrower has 37.78		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8400419
XXXX		305087337	D	A	D	A	A	A	A	A	Closed	FCRE1316	2026-03-30 16:32	2026-04-02 10:46	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received CPA Letter - B1 = 45% Owner....B2 = 55% Owner.....Verified Business 2+ Years - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Borrower 1 3rd Party VOE Prior to Close Missing Missing the Verbal Verification of Employment for the borrower prior to closing. Upon receipt additional conditions may apply. - Seller-03/31/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing the Verbal Verification of Employment for the borrower prior to closing. Upon receipt additional conditions may apply. - Due Diligence Vendor-03/30/2026	Ready for Review-Document Uploaded. Borrower 1 3rd Party VOE Prior to Close Missing Missing the Verbal Verification of Employment for the borrower prior to closing. Upon receipt additional conditions may apply. - Seller-03/31/2026	Resolved-Received CPA Letter - B1 = 45% Owner....B2 = 55% Owner.....Verified Business 2+ Years - Due Diligence Vendor-04/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 700 Required is 680 Borrower has 718 LTV is less than guideline maximum - Max LTV is 80 Borrower has 75 Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 37.78 Required is 50 Borrower has 37.78		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8392844
XXXX	305087337	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-03-30 16:32	2026-04-02 10:46	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CPA Letter - B1 = 45% Owner....B2 = 55% Owner.....Verified Business 2+ Years - Due Diligence Vendor-04/02/2026

Ready for Review-• Per guideline 7.1.1, Business Bank Statemetns qualifying income may be calculated using a standard fixed expense ratio of 50% or a CPA-provided expense ratio. In this case, the Underwriter utilized the standard 50% expense ratio to determine qualifying income.
• A CPA letter is only required when using a CPA-certified expense ratio. Since the standard expense ratio was applied, a CPA letter is not required for income calculation.
• Therefore, this condition is not applicable and should be cleared as an invalid finding.
 - Seller-03/31/2026

																						Open-Borrower 1 CPA Letter Missing .Missing CPA Letter for the borrower confirming the % of ownership , the date the business opened, business expense factor and if the business is in good standing. Upon receipt additional conditions maybe required. - Due Diligence Vendor-03/30/2026	Ready for Review-• Per guideline 7.1.1, Business Bank Statemetns qualifying income may be calculated using a standard fixed expense ratio of 50% or a CPA-provided expense ratio. In this case, the Underwriter utilized the standard 50% expense ratio to determine qualifying income. • A CPA letter is only required when using a CPA-certified expense ratio. Since the standard expense ratio was applied, a CPA letter is not required for income calculation. • Therefore, this condition is not applicable and should be cleared as an invalid finding. - Seller-03/31/2026	Resolved-Received CPA Letter - B1 = 45% Owner....B2 = 55% Owner.....Verified Business 2+ Years - Due Diligence Vendor-04/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 700 Required is 680 Borrower has 718 LTV is less than guideline maximum - Max LTV is 80 Borrower has 75 Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 37.78 Required is 50 Borrower has 37.78			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8392845
XXXX		305087337	D	A	D	A	A	A	A	A	Closed	FCRE1347	2026-03-30 16:32	2026-04-02 10:46	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Received CPA Letter - B1 = 45% Owner....B2 = 55% Owner.....Verified Business 2+ Years - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached 3rd Party SE VOE from PTIN dated XXXX. Please clear this finding, - Seller-03/31/2026 Open-Borrower 2 3rd Party VOE Prior to Close Missing .Missing the Verbal Verification of Employment for the co- borrower prior to closing. Upon receipt additional conditions may apply. - Due Diligence Vendor-03/30/2026	Ready for Review-Document Uploaded. Please see attached 3rd Party SE VOE from PTIN dated XXXX. Please clear this finding, - Seller-03/31/2026	Resolved-Received CPA Letter - B1 = 45% Owner....B2 = 55% Owner.....Verified Business 2+ Years - Due Diligence Vendor-04/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 700 Required is 680 Borrower has 718 LTV is less than guideline maximum - Max LTV is 80 Borrower has 75 Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 37.78 Required is 50 Borrower has 37.78		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8392846
XXXX	305087337	D	A	D	A	A	A	A	A	Closed	FCRE1355	2026-03-30 16:32	2026-04-02 10:46	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 CPA Letter Missing	Resolved-Received CPA Letter - B1 = 45% Owner....B2 = 55% Owner.....Verified Business 2+ Years - Due Diligence Vendor-04/02/2026

Ready for Review-• Per guideline 7.1.1, Business Bank Statemetns qualifying income may be calculated using a standard fixed expense ratio of 50% or a CPA-provided expense ratio. In this case, the Underwriter utilized the standard 50% expense ratio to determine qualifying income.
• A CPA letter is only required when using a CPA-certified expense ratio. Since the standard expense ratio was applied, a CPA letter is not required for income calculation.
• Therefore, this condition is not applicable and should be cleared as an invalid finding.
 - Seller-03/31/2026

																						Open-Borrower 2 CPA Letter Missing Addressed in conditions Borrower 1 CPA Letter Missing - Due Diligence Vendor-03/30/2026	Ready for Review-• Per guideline 7.1.1, Business Bank Statemetns qualifying income may be calculated using a standard fixed expense ratio of 50% or a CPA-provided expense ratio. In this case, the Underwriter utilized the standard 50% expense ratio to determine qualifying income. • A CPA letter is only required when using a CPA-certified expense ratio. Since the standard expense ratio was applied, a CPA letter is not required for income calculation. • Therefore, this condition is not applicable and should be cleared as an invalid finding. - Seller-03/31/2026	Resolved-Received CPA Letter - B1 = 45% Owner....B2 = 55% Owner.....Verified Business 2+ Years - Due Diligence Vendor-04/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 700 Required is 680 Borrower has 718 LTV is less than guideline maximum - Max LTV is 80 Borrower has 75 Required is 80 Borrower has 75 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 37.78 Required is 50 Borrower has 37.78			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8392847
XXXX	305087360	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-03-31 08:17	2026-04-22 13:28	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received explanation: statement dated 2/11/26 shows due for 3/1/26 payment with 2/1/26 payment of 2319.75 paid 2/10/26. If January payment were late, would be reflected on Feb statement. Payoff provides proof of non-default as it reflects interest <1mo. - Due Diligence Vendor-04/22/2026
Ready for Review-Mortgage statement dated 2/11/26 shows due for 3/1/26 payment with  2/1/26 payment of 2319.75 paid 2/10/26. There are no outstanding late fees or default interest on the statement and XXXX does not pick up any lates either. It is assumed Jan 2026 payment was made on time. Even if Jan payment was paid 30 days late, Bundt allows 1x30x12 w/ no reduction in LTV and max LTV is 80% , currently at 80% so this would have no affect on outcome of loan.  - Seller-04/20/2026
Counter-Due to the fact Borrower is already 1x30x12 - copy of January 2026 statement is requred. - Due Diligence Vendor-04/14/2026
Ready for Review-Agree the January 2026 statement from XXXX is not included. However, the February 11, 2026 statement reflects the loan as current with no overdue payments, which supports that the January payment was made and the account is not delinquent.

Even in a conservative scenario, XXXX DSCR guidelines allow up to 1x30 in the most recent 12 months for housing history. That said, the February statement does not indicate any past due status, so there is no evidence to support a late payment.

Based on the available documentation, the mortgage reflects current status with no delinquencies. Please review and clear this finding. - Seller-04/10/2026
Counter-Received Mortgage Statements and LOE for late payment.   Missing Statement to reflect Jan Payment for XXXX Loan.  - Due Diligence Vendor-04/02/2026
Ready for Review-Document Uploaded. Please see attached 12 months payment history for XXXX that was uploaded to your system, No issues found. Please clear this finding.  - Seller-03/31/2026
Open-Housing History Does Not Meet Guideline Requirements. Missing a complete full 12 months housing history for the subject (XXXX) and for the primary residence (XXXX). - Due Diligence Vendor-03/31/2026	Ready for Review-Mortgage statement dated 2/11/26 shows due for 3/1/26 payment with 2/1/26 payment of 2319.75 paid 2/10/26. There are no outstanding late fees or default interest on the statement and XXXX does not pick up any lates either. It is assumed Jan 2026 payment was made on time. Even if Jan payment was paid 30 days late, Bundt allows 1x30x12 w/ no reduction in LTV and max LTV is 80% , currently at 80% so this would have no affect on outcome of loan. - Seller-04/20/2026
 Ready for Review-Agree the January 2026 statement from XXXX is not included. However, the February 11, 2026 statement reflects the loan as current with no overdue payments, which supports that the January payment was made and the account is not delinquent.

Even in a conservative scenario, XXXX DSCR guidelines allow up to 1x30 in the most recent 12 months for housing history. That said, the February statement does not indicate any past due status, so there is no evidence to support a late payment.

Based on the available documentation, the mortgage reflects current status with no delinquencies. Please review and clear this finding. - Seller-04/10/2026
 Ready for Review-Document Uploaded. Please see attached 12 months payment history for XXXX that was uploaded to your system, No issues found. Please clear this finding.  - Seller-03/31/2026
																								Resolved-Received explanation: statement dated 2/11/26 shows due for 3/1/26 payment with 2/1/26 payment of 2319.75 paid 2/10/26. If January payment were late, would be reflected on Feb statement. Payoff provides proof of non-default as it reflects interest <1mo. - Due Diligence Vendor-04/22/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.118 Required is 0 Borrower has 1.118 Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 771 Required is 640 Borrower has 771		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8401749
XXXX		305087234	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	305087372	D	A	C	A	A	A	D	A	Closed	FCRE1440	2026-03-30 14:23	2026-04-21 14:41	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR for borrowers current primary residence. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/21/2026
Ready for Review-Document Uploaded. please see attached VOR- XXXX - Seller-04/18/2026
Counter-Received VOM for Subject Property.  Borrower Rents Primary Residence.  The Lease and VOR submitted is NOT for Borrower nor Borrower Primary Residence.  Missing VOR for Borrower's Primary  - Due Diligence Vendor-04/02/2026
Ready for Review-Document Uploaded. Please see attached shows no lates  - Seller-03/31/2026
																						Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory rental history for the borrower's primary residence and the subject property. Additional conditions may apply. - Due Diligence Vendor-03/30/2026	Ready for Review-Document Uploaded. please see attached VOR- XXXX. signed 3/6/26 - Seller-04/18/2026 Ready for Review-Document Uploaded. Please see attached shows no lates - Seller-03/31/2026	Resolved-Received VOR for borrowers current primary residence. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 754 LTV is less than guideline maximum - Required is 75 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8390338
XXXX		305087372	D	A	C	A	A	A	D	A	Closed	FPRO1253	2026-03-30 14:47	2026-04-02 09:56	Resolved	1 - Information	D	A	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Received BPO to support appraised value - Due Diligence Vendor-04/02/2026 Ready for Review-Document Uploaded. Please see attached - Seller-03/31/2026 Open-Commercial Exterior Only Broker Price Opinion (BPO) required based upon sales approach. Additional findings may apply upon receipt. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached - Seller-03/31/2026	Resolved-Received BPO to support appraised value - Due Diligence Vendor-04/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 754 LTV is less than guideline maximum - Required is 75 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8390841
XXXX	305087372	D	A	C	A	A	A	D	A	Closed	FCRE8201	2026-03-31 11:25	2026-04-02 09:52	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved-Experienced Investors only for 5-10 Units. Subject Property owned less than 1 Year. To show Borrower Experience lease for XXXX submitted starting 9/1/2024. “Landlord” on Lease is XXXX. Op Agreement in file confirms 50% Ownership in XXXX to satisfy Borrower Experience. - Due Diligence Vendor-04/02/2026
Ready for Review-Rents 5,275.00 divided by$3,973.40 = 1.328. Lender notes the Subject property is a DSCR XXXX loan type, and only qualifies on DSCR Rent divided by the PITIA. no further docs are required - Seller-03/31/2026
																						Open-Provide proof that the borrower owns another investment property. The loan application reflects an additional property; however, the file does not contain a property detail report showing ownership in the LLC. Additional conditions may apply. - Due Diligence Vendor-03/31/2026	Ready for Review-Rents 5,275.00 divided by$3,973.40 = 1.328. Lender notes the Subject property is a DSCR XXXX loan type, and only qualifies on DSCR Rent divided by the PITIA. no further docs are required - Seller-03/31/2026	Resolved-Experienced Investors only for 5-10 Units. Subject Property owned less than 1 Year. To show Borrower Experience lease for XXXX submitted starting 9/1/2024. “Landlord” on Lease is XXXX. Op Agreement in file confirms 50% Ownership in XXXX to satisfy Borrower Experience. - Due Diligence Vendor-04/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 754 LTV is less than guideline maximum - Required is 75 Borrower has 70			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8407837
XXXX	XXXX	305079375	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-03-31 09:57	2026-04-03 11:06	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-04/03/2026
Ready for Review-Document Uploaded.  - Seller-04/02/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $225.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $225 (Final Inspection Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $225, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date:XXXX. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. - Seller-04/02/2026	Resolved-Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-04/03/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 795 LTV is less than guideline maximum - Required is 90 Borrower has 80 Qualifying DTI below maximum allowed - Required is 45 Borrower has 28.62		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8403627
XXXX	305087326	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-03-31 13:13	2026-04-10 10:48	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - mortgage statement in file verified the borrower was not obligated on the note and on title only. - Due Diligence Vendor-04/10/2026
Ready for Review-Not a valid counter, the docs provided shows owners... Please expedite this to be cleared as soon as possible - Seller-04/09/2026
Counter-Received LOX clarifying addresses and image of XXXX reflecting borrower & nbs names, documents already present in file. Condition remains.  Please provide property report for REO 3b= XXXX to verify ownership.  - Due Diligence Vendor-04/09/2026
Ready for Review-Document Uploaded. please read further, document provided for XXXX is a TAX BILL Shows borrower is on title. No further doc are required. Please expedite this to be cleared as soon as possible - Seller-04/08/2026
Counter-Provide Property Detail report to validate ownership for XXXX - Due Diligence Vendor-04/06/2026
Ready for Review-Document Uploaded. No Mtg rating is required, Lender notes the Borrower is not obligated on XXXX mortgage (Only Spouse), Borrower is only on title for INV REO XXXX. Please see attached supporting docs show only on title and Not on XXXX mortgage    - Seller-04/02/2026
Open-Housing History Does Not Meet Guideline Requirements Missing proof of the Truist Mortgage payment history for the most recent 12 months (for property 3b in the REO). Upon receipt additional conditions maybe required. - Due Diligence Vendor-03/31/2026	Ready for Review-Not a valid counter, the docs provided shows owners... Please expedite this to be cleared as soon as possible - Seller-04/09/2026
 Ready for Review-Document Uploaded. please read further, document provided for XXXX is a TAX BILL Shows borrower is on title. No further doc are required. Please expedite this to be cleared as soon as possible - Seller-04/08/2026
 Ready for Review-Document Uploaded. No Mtg rating is required, Lender notes the Borrower is not obligated on XXXX mortgage (Only Spouse), Borrower is only on title for INV REO XXXX. Please see attached supporting docs show only on title and Not on XXXX mortgage    - Seller-04/02/2026
																								Resolved-Housing History Meets Guideline Requirements - mortgage statement in file verified the borrower was not obligated on the note and on title only. - Due Diligence Vendor-04/10/2026	Months Reserves exceed minimum required - Min reserves req'd 3mths. Borrower has 6.71mths in reserves. Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 797 Required is 660 Borrower has 797 Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.57		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8409941
XXXX	305087326	D	A	D	A	A	A	A	A	Closed	FCRE1193	2026-03-31 14:03	2026-04-09 18:02	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Received sufficient documentation to support the exclusion of the departing residence. - Due Diligence Vendor-04/09/2026
Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Lender notes The Property is under contract with Company ""XXXX" (whom guarantees sale), at minimum is to cover the new equity loan and all other debts (please read thoroughly). All the document received has met all conditions necessary in order to exclude.  Please expedite this to be cleared as soon as possible - Seller-04/08/2026
Counter-Received email from title stating that the current primary had not sold.  In order not to count the payment, provide executed final CD for current primary residence - Due Diligence Vendor-04/06/2026
Ready for Review-Document Uploaded. Disagree, Lender notes Subject Purchase closed concurrently with the sale of the Departing residence at XXXX. See supporting docs attached  - Seller-04/02/2026
Open-Audited DTI of 50.89% exceeds Guideline DTI of 50% The DTI exceeds 50%, it appears the Lender did not include the primary housing into the DTI and the investment property is being rented out but the Lender hit the borrower with the full payment. Provide the revised documentation. Upon receipt additional conditions maybe required. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please escalate this matter for manager review as TPR counters are looping without resolution. Lender notes The Property is under contract with Company ""XXXX" (whom guarantees sale), at minimum is to cover the new equity loan and all other debts (please read thoroughly). All the document received has met all conditions necessary in order to exclude. Please expedite this to be cleared as soon as possible - Seller-04/08/2026
 Ready for Review-Document Uploaded. Disagree, Lender notes Subject Purchase closed concurrently with the sale of the Departing residence at XXXX. See supporting docs attached  - Seller-04/02/2026
																								Resolved-Received sufficient documentation to support the exclusion of the departing residence. - Due Diligence Vendor-04/09/2026	Months Reserves exceed minimum required - Min reserves req'd 3mths. Borrower has 6.71mths in reserves. Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 797 Required is 660 Borrower has 797 Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.57		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8411092
XXXX	305087326	D	A	D	A	A	A	A	A	Closed	FCRE1506	2026-03-31 13:56	2026-04-09 18:00	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received missing credit documentation. - Due Diligence Vendor-04/09/2026
Ready for Review-Document Uploaded. please see attached Public records "Tax Bill" shows property and ownership - Seller-04/08/2026
Counter-Provide property detail report for XXXX to validate ownership - Due Diligence Vendor-04/06/2026
Ready for Review-Document Uploaded. No Mtg rating is required, Lender notes the Borrower is not obligated on XXXX mortgage (Only Spouse), Borrower is only on title for INV REO XXXX. Please see attached supporting docs show only on title and Not on XXXX mortgage    - Seller-04/02/2026
																						Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Until receipt of the XXXX Mortgage payment history, the ATR/ QM can not be determined. Upon receipt additional information maybe required. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. please see attached Public records "Tax Bill" shows property and ownership - Seller-04/08/2026 Ready for Review-Document Uploaded. No Mtg rating is required, Lender notes the Borrower is not obligated on XXXX mortgage (Only Spouse), Borrower is only on title for INV REO XXXX. Please see attached supporting docs show only on title and Not on XXXX mortgage - Seller-04/02/2026	Resolved-Received missing credit documentation. - Due Diligence Vendor-04/09/2026	Months Reserves exceed minimum required - Min reserves req'd 3mths. Borrower has 6.71mths in reserves. Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 797 Required is 660 Borrower has 797 Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.57		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8410956
XXXX		305087326	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-03-31 13:17	2026-04-06 13:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received borrowers Naturalization paper, corrected 1003 and 1008. Borrower Citizenship Documentation Provided - Due Diligence Vendor-04/06/2026 Ready for Review-Document Uploaded. Please see attached borrower is US Citizen - Seller-04/02/2026 Open-Borrower Citizenship Documentation Is Missing Missing proof of the borrower's Permanent Resident Alien Status with a copy of his Green Card (Form I-551). Upon receipt additional information maybe required. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached borrower is US Citizen - Seller-04/02/2026	Resolved-Received borrowers Naturalization paper, corrected 1003 and 1008. Borrower Citizenship Documentation Provided - Due Diligence Vendor-04/06/2026	Months Reserves exceed minimum required - Min reserves req'd 3mths. Borrower has 6.71mths in reserves. Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 797 Required is 660 Borrower has 797 Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.57		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8410026
XXXX		305087326	D	A	D	A	A	A	A	A	Closed	FCRE9995	2026-03-31 14:07	2026-04-03 10:31	Resolved	1 - Information	C	A	Credit	Income/Employment	Business Narrative Missing or has issues	Resolved-Received Business Narrative. - Due Diligence Vendor-04/03/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/02/2026 Open-Missing the completed and signed Business Narrative. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/02/2026	Resolved-Received Business Narrative. - Due Diligence Vendor-04/03/2026	Months Reserves exceed minimum required - Min reserves req'd 3mths. Borrower has 6.71mths in reserves. Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 797 Required is 660 Borrower has 797 Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.57		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8411183
XXXX		305087237	C	B	C	A	C	B	A	A	Closed	FCRE0105	2026-04-02 09:17	2026-04-06 14:38	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Structural Reports not in file	Resolved-Condo HOA states no Wood only concrete and Steel. Structural report not required. - Due Diligence Vendor-04/06/2026 Ready for Review-Document Uploaded. Disagree, defect does not apply to subject. Please see attached questionnaire shows verified No health and safety issues - Seller-04/02/2026 Open-The file does not contain the required structural engineer report per state law. Provide structural report. If CPM approved, provide approval. Additional conditions may apply. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. Disagree, defect does not apply to subject. Please see attached questionnaire shows verified No health and safety issues - Seller-04/02/2026	Resolved-Condo HOA states no Wood only concrete and Steel. Structural report not required. - Due Diligence Vendor-04/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 804 Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.32		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8450508
XXXX		305087237	C	B	C	A	C	B	A	A	Closed	FCOM0013	2026-03-31 11:24	2026-04-06 07:59	Resolved	1 - Information	C	A	Compliance	Disclosure	Missing e-Consent	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/06/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/02/2026 Open-Missing e-Consent. Missing proof e-consent was received and agreed upon by borrower. - Due Diligence Vendor-03/31/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/02/2026	Resolved-Received E-Consent Form. Finding Resolved. - Due Diligence Vendor-04/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 804 Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.32		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8407701
XXXX		305087237	C	B	C	A	C	B	A	A	Closed	FCOM1301	2026-03-31 11:24	2026-03-31 20:32	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/31/2026		Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-03/31/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 804 Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.32			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8407700
XXXX		305087357	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305087271	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305087322	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305087349	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-04-01 16:24	2026-04-07 15:59	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received CD's For both properties. - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. Please see attached Final CD for property 3b and 3c that was uploaded to your system. Please clear this finding. - Seller-04/04/2026 Open-Missing the new Cake loans PITIA for properties 3b & 3c. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. Please see attached Final CD for property 3b and 3c that was uploaded to your system. Please clear this finding. - Seller-04/04/2026	Resolved-Received CD's For both properties. - Due Diligence Vendor-04/07/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 10.82 Required is 50 Borrower has 10.94 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 750 Required is 680 Borrower has 751 LTV is less than guideline maximum - Max DTI is 85 Borrower has 76.09 Required is 85 Borrower has 76.09		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8438278
XXXX	305087349	D	A	D	A	A	A	A	A	Closed	FCRE6873	2026-04-01 16:26	2026-04-07 15:58	Resolved	1 - Information	C	A	Credit	Borrower	Fraud alert is present on the credit report	Resolved-Upon further review, the loan file contains all required Fraud documentation. - Due Diligence Vendor-04/07/2026
Ready for Review-The condition regarding a fraud alert on the borrower’s credit report has been addressed and may be considered satisfied.

The initial credit report dated XXXX reflected fraud indicators and an address discrepancy. The borrower provided a Letter of Explanation addressing the address discrepancy. In addition, these items have been fully validated through the Final XXXX report dated 03/26/2026, which reflects 1000 “Pass” scores for XXXX, confirming the borrower’s identity, validating the application data, and resolving any address discrepancies.

The file is a 2-pack, and no issues were identified in the verification process. Therefore, there is sufficient documentation and third-party verification in the file to satisfy all requirements related to the fraud alert, address discrepancy, and identity verification.

Based on this, no additional documentation or conditions should be required. - Seller-04/04/2026
Open-There is a Fraud Alert on the borrower's credit report. Missing supporting documentation that this was addressed. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/01/2026	Ready for Review-The condition regarding a fraud alert on the borrower’s credit report has been addressed and may be considered satisfied.

The initial credit report dated XXXX reflected fraud indicators and an address discrepancy. The borrower provided a Letter of Explanation addressing the address discrepancy. In addition, these items have been fully validated through the XXXX report dated 03/26/2026, which reflects 1000 “Pass” scores for XXXX, confirming the borrower’s identity, validating the application data, and resolving any address discrepancies.

The file is a 2-pack, and no issues were identified in the verification process. Therefore, there is sufficient documentation and third-party verification in the file to satisfy all requirements related to the fraud alert, address discrepancy, and identity verification.

Based on this, no additional documentation or conditions should be required. - Seller-04/04/2026
																								Resolved-Upon further review, the loan file contains all required Fraud documentation. - Due Diligence Vendor-04/07/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 10.82 Required is 50 Borrower has 10.94 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 750 Required is 680 Borrower has 751 LTV is less than guideline maximum - Max DTI is 85 Borrower has 76.09 Required is 85 Borrower has 76.09			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8438295
XXXX	305087352	D	A	D	A	A	A	A	A	Closed	FCRE1491	2026-04-02 07:35	2026-04-07 14:48	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Upon further review, reserve requirements have been met. - Due Diligence Vendor-04/07/2026
Ready for Review-The reserve requirement has been misapplied. The 6-month reserve requirement applies to the subject loan only, not cumulatively across all properties in the multi-loan package.

Accordingly, the borrower is not required to demonstrate separate 6-month reserves for each property. The same verified bank statement may be utilized to satisfy the reserve requirement for each individual loan under review.

Please reevaluate this condition based on the applicable guideline and proceed with clearing the finding. - Seller-04/03/2026
																						Open-Asset Qualification Does Not Meet Guideline Requirements This loan is part of a multi-pack (3 loans). The 2 loan that are currently with XXXX, each require 6 mths reserves. The assets provided do not currently cover these reserves. Missing proof of sufficient assets to cover the reserve requirement for all properties being refinanced. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/02/2026	Ready for Review-The reserve requirement has been misapplied. The 6-month reserve requirement applies to the subject loan only, not cumulatively across all properties in the multi-loan package. Accordingly, the borrower is not required to demonstrate separate 6-month reserves for each property. The same verified bank statement may be utilized to satisfy the reserve requirement for each individual loan under review. Please reevaluate this condition based on the applicable guideline and proceed with clearing the finding. - Seller-04/03/2026	Resolved-Upon further review, reserve requirements have been met. - Due Diligence Vendor-04/07/2026	LTV is less than guideline maximum - Required is 85 Borrower has 78.24 Required is 85 Borrower has 78.24 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 720 Borrower has 751 Required is 680 Borrower has 751 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 10.84 Required is 50 Borrower has 10.84			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8448423
XXXX		305087352	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-04-02 07:46	2026-04-07 14:34	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received Final CD for both properties. - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. Please see attached Final CD for properties 3b and 3c. Please clear this finding. - Seller-04/03/2026 Open-Missing proof of the Cake loans with the new PITIA for properties 3b & 3c. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. Please see attached Final CD for properties 3b and 3c. Please clear this finding. - Seller-04/03/2026	Resolved-Received Final CD for both properties. - Due Diligence Vendor-04/07/2026	LTV is less than guideline maximum - Required is 85 Borrower has 78.24 Required is 85 Borrower has 78.24 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 720 Borrower has 751 Required is 680 Borrower has 751 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 10.84 Required is 50 Borrower has 10.84		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8448559
XXXX	305087255	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-04-02 14:51	2026-04-23 13:48	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-VOM with 0 lates for the subject property was provided. - Due Diligence Vendor-04/23/2026
Ready for Review-Document Uploaded. VOM is attached reflecting 0 lates. - Seller-04/22/2026
Ready for Review-Document Uploaded. Please see attached 12 mortgage statements; confirming paid dates of 4/7, 5/8, 6/1, 7/1, 8/1, 9/1, 1 0/1, 11/1, 12/18, 1/6, 2/2, 3/2,and 3/31 (for 4/1/26). - Seller-04/21/2026
Counter-Reviewed screen shots of pay history and Dec 2025 reflects payment on 12/1 however payment was returned as noted on 12/4. Jan statement is the same, payment made 12/18 but returned then made again 1/6. Unable to determine if payment was made in Dec or if the Jan payment made 1/6 was for Dec - Due Diligence Vendor-04/10/2026
Ready for Review-Document Uploaded. A mortgage is considered late when its 30+ days past due. According to the attached screenshot for the months in question, May 2025 and December 2025, the payment were NOT 30+ days late and are considered as slow pays. Request for additional pay history is unwarranted when 12 months of mortgage statements have been provided.  - Seller-04/09/2026
Counter-Mortgage statements reflect past due payments on statements dated May 07, 2025 and December 08, 2025. please provide pay history for review.  - Due Diligence Vendor-04/09/2026
Ready for Review-Each statement in the previous upload reflects the payment applied for the previous month. No additional documentation is required to show payments were not 30 days late in past 12 months. - Seller-04/08/2026
Counter-Received 12 months of mortgage statements. All showing Late Fees and Other Charges. Provide documentation that payments were not 30 days late in past 12 months - Due Diligence Vendor-04/08/2026
Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/06/2026
Open-Housing History Does Not Meet Guideline Requirements Provide VOM to verify 12m pay history on subject property mortgage which does not report to borrowers' credit report. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. VOM is attached reflecting 0 lates. - Seller-04/22/2026

 Ready for Review-Document Uploaded. Please see attached 12 mortgage statements; confirming paid dates of 4/7, 5/8, 6/1, 7/1, 8/1, 9/1, 1 0/1, 11/1, 12/18, 1/6, 2/2, 3/2,and 3/31 (for 4/1/26). - Seller-04/21/2026

 Ready for Review-Document Uploaded. A mortgage is considered late when its 30+ days past due. According to the attached screenshot for the months in question, May 2025 and December 2025, the payment were NOT 30+ days late and are considered as slow pays. Request for additional pay history is unwarranted when 12 months of mortgage statements have been provided.  - Seller-04/09/2026

 Ready for Review-Each statement in the previous upload reflects the payment applied for the previous month. No additional documentation is required to show payments were not 30 days late in past 12 months. - Seller-04/08/2026

 Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026

 Ready for Review-Document Uploaded. Please see attached.  - Seller-04/06/2026

																								Resolved-VOM with 0 lates for the subject property was provided. - Due Diligence Vendor-04/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Required is 720 Borrower has 762 Qualifying DTI below maximum allowed - Required is 50 Borrower has 20.92 Required is 50 Borrower has 28.24		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8460245
XXXX		305087255	D	A	D	A	A	A	A	A	Closed	FCRE1764	2026-04-02 15:11	2026-04-09 13:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Received mortgage statement for reflecting PITIA, also provided XXXX ( verified escrowed includes hoi/flood/tax) - Due Diligence Vendor-04/09/2026 Ready for Review-The mortgage is escrowed for T&I. Please clear this finding. - Seller-04/08/2026 Counter-Received HOI policy however it is missing the premium, please provide HOI dec page or Invoice - Due Diligence Vendor-04/08/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/06/2026 Open-Property B: Provide recent mortgage statement verifying loan terms and escrows. - Due Diligence Vendor-04/02/2026	Ready for Review-The mortgage is escrowed for T&I. Please clear this finding. - Seller-04/08/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/06/2026	Resolved-Received mortgage statement for reflecting PITIA, also provided XXXX ( verified escrowed includes hoi/flood/tax) - Due Diligence Vendor-04/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Required is 720 Borrower has 762 Qualifying DTI below maximum allowed - Required is 50 Borrower has 20.92 Required is 50 Borrower has 28.24		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8460640
XXXX		305087255	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-04-02 14:20	2026-04-09 12:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-04/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/08/2026 Counter-Received CPA letter however it is missing the CPA's license number. Also missing google search on CPA - Due Diligence Vendor-04/08/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/06/2026 Open-Borrower 1 CPA Letter Missing Provide missing CPA Letter verifying self-employment and percentage of ownership. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/08/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/06/2026	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-04/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Required is 720 Borrower has 762 Qualifying DTI below maximum allowed - Required is 50 Borrower has 20.92 Required is 50 Borrower has 28.24		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8459414
XXXX		305087364	C	A	C	A	A	A	C	A	Closed	FPRO1257	2026-04-06 16:55	2026-04-08 13:03	Resolved	1 - Information	C	A	Property	Value	Primary Property Value is not Substantiated	Resolved-Received BPO value slightly less but within 10% of appraised value - Due Diligence Vendor-04/08/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026 Open-Missing the required second appraisal review to meet the guideline requirement. - Due Diligence Vendor-04/06/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026	Resolved-Received BPO value slightly less but within 10% of appraised value - Due Diligence Vendor-04/08/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 778 LTV is less than guideline maximum - . Required is 75 Borrower has 48.54		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8510548
XXXX		305087364	C	A	C	A	A	A	C	A	Closed	FCRE1440	2026-04-01 16:18	2026-04-08 12:34	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received XXXX notice of loan paid off. Property address matches primary - Due Diligence Vendor-04/08/2026 Ready for Review-Document Uploaded. Note XXXX funded on XXXX. The previous XXXX mortgage was fully paid off per the attached reconveyance letter. - Seller-04/06/2026 Open-Housing History Does Not Meet Guideline Requirements VOM - Provide 12 months mortgage payment history on primary residence. - Due Diligence Vendor-04/01/2026	Ready for Review-Document Uploaded. Note XXXX funded on XXXX. The previous XXXX mortgage was fully paid off per the attached reconveyance letter. - Seller-04/06/2026	Resolved-Received XXXX notice of loan paid off. Property address matches primary - Due Diligence Vendor-04/08/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 778 LTV is less than guideline maximum - . Required is 75 Borrower has 48.54		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8438176
XXXX		305087242	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	305087297	C	A	C	A	A	A	A	A	Closed	FCRE0196	2026-04-03 11:12	2026-04-13 10:25	Resolved	1 - Information	C	A	Credit	Eligibility	Payoff(s) on the CD/HUD are not reported on Title Report	Resolved-Received Seller CD dated XXXX reflecting payoff for both liens reflected on title. - Due Diligence Vendor-04/13/2026
Ready for Review-An executed Seller CD was already provided with the delivered loan file. The finding was to clarify the hold for $400,000 lien. The CD uploaded on 4/7/26 was received from the Settlement Agent as evidence of the release for the $400,000 hold. Please clear this finding. - Seller-04/09/2026
Counter-Received CD that reflects 2 mortgages being paid off, provide fully executed Seller CD - Due Diligence Vendor-04/09/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/07/2026
																						Open-Payoff(s) on the CD/HUD are not reported on Title Report. Title reflects 2 mortgage for the seller. Seller CD reflects 2nd lien payoff on hold for $400,000. Title company to address / verify release of lien. - Due Diligence Vendor-04/03/2026	Ready for Review-An executed Seller CD was already provided with the delivered loan file. The finding was to clarify the hold for $400,000 lien. The CD uploaded on 4/7/26 was received from the Settlement Agent as evidence of the release for the $400,000 hold. Please clear this finding. - Seller-04/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026	Resolved-Received Seller CD dated XXXX reflecting payoff for both liens reflected on title. - Due Diligence Vendor-04/13/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 794 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 34.27		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8476176
XXXX		305087236	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305087269	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
XXXX		305087354	D	A	D	A	A	A	A	A	Closed	FCRE1148	2026-04-07 15:00	2026-04-13 15:45	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received XXXX. - Due Diligence Vendor-04/13/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/10/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Provide Title Commitment with Title Coverage sufficient to cover loan amount. - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/10/2026	Resolved-Received XXXX. - Due Diligence Vendor-04/13/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.03 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8532589
XXXX		305087354	D	A	D	A	A	A	A	A	Closed	FCRE1764	2026-04-07 16:03	2026-04-09 15:51	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Received CDs from same lender refi for Property 3I, Property 3J, Property 3K, Property 3I, Property 3M, Property 3N, Property 3O, Property 3P, Property 3Q. - Due Diligence Vendor-04/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/08/2026 Open-Provide loan docs to verify New XXXX loan terms and escrows for the following properties: Property 3I, Property 3J, Property 3K, Property 3I, Property 3M, Property 3N, Property 3O, Property 3P, Property 3Q. - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/08/2026	Resolved-Received CDs from same lender refi for Property 3I, Property 3J, Property 3K, Property 3I, Property 3M, Property 3N, Property 3O, Property 3P, Property 3Q. - Due Diligence Vendor-04/09/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.03 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8533907
XXXX		305087354	D	A	D	A	A	A	A	A	Closed	FCRE0044	2026-04-07 15:55	2026-04-09 15:31	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Received B2 LOX for inquiries. Xactus - current loans in process - same lender and CD reflecting new pmts captured in review DTI , and 3/19 no new personal debt established. - Due Diligence Vendor-04/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/08/2026 Open-LOX for credit inquiries is missing. B2: Provide Credit Inquiry LOX - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/08/2026	Resolved-Received B2 LOX for inquiries. Xactus - current loans in process - same lender and CD reflecting new pmts captured in review DTI , and 3/19 no new personal debt established. - Due Diligence Vendor-04/09/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.03 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8533769
XXXX	XXXX	305086828	D	A	D	A	D	A	A	A	Closed	123ABJ	2026-04-02 17:30	2026-04-07 12:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VVOE dated within 10 days consummation	Resolved-Received pre close VVOE. - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. final voe - Seller-04/06/2026 Open-VOE on file is over 60 days old - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. final voe - Seller-04/06/2026	Resolved-Received pre close VVOE. - Due Diligence Vendor-04/07/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 765 Required is 660 Borrower has 765 Qualifying DTI below maximum allowed - Required is 45 Borrower has 5.05 Required is 45 Borrower has 5.05		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8463362
XXXX	XXXX	305086828	D	A	D	A	D	A	A	A	Closed	FCOM2630	2026-04-02 12:01	2026-04-07 11:18	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Attorney Preference Letter	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-04/07/2026 Ready for Review-this is no longer a required disclosure - Seller-04/06/2026 Open-Right To Choose Attorney or Attorney Preference Not In File Attorney Preference Letter is not in file. Statute of Limitations 3 years - Expiration Date is XXXX. - Due Diligence Vendor-04/02/2026	Ready for Review-this is no longer a required disclosure - Seller-04/06/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-04/07/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 765 Required is 660 Borrower has 765 Qualifying DTI below maximum allowed - Required is 45 Borrower has 5.05 Required is 45 Borrower has 5.05			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8455944
XXXX		305087254	D	B	D	A	C	B	A	A	Closed	FCRE1506	2026-04-06 06:54	2026-04-08 13:49	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received missing credit documentation. - Due Diligence Vendor-04/08/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/06/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. - Due Diligence Vendor-04/06/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/06/2026	Resolved-Received missing credit documentation. - Due Diligence Vendor-04/08/2026	LTV is less than guideline maximum - Max LTV is 80 Borrower has 60 Required is 80 Borrower has 60 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 736 Required is 660 Borrower has 736 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 30.16 Required is 50 Borrower has 30.16			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8495711
XXXX		305087254	D	B	D	A	C	B	A	A	Closed	FCRE0197	2026-04-03 14:03	2026-04-08 13:47	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received Seller CD. - Due Diligence Vendor-04/08/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026 Open-The Final SELLER CD/HUD is missing. Missing the Final Seller CD/ HUD for review. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/03/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026	Resolved-Received Seller CD. - Due Diligence Vendor-04/08/2026	LTV is less than guideline maximum - Max LTV is 80 Borrower has 60 Required is 80 Borrower has 60 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 736 Required is 660 Borrower has 736 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 30.16 Required is 50 Borrower has 30.16		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8479896
XXXX		305087254	D	B	D	A	C	B	A	A	Closed	FCRE7497	2026-04-03 14:13	2026-04-08 13:38	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOA verification for 3c. - Due Diligence Vendor-04/08/2026 Ready for Review-Document Uploaded. HOA is $656. Please see attached revised 1003 and 1008 adding the HOA, the T&I are impounded. - Seller-04/06/2026 Open-Missing proof of the monthly HOA for property 3c. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/03/2026	Ready for Review-Document Uploaded. HOA is $656. Please see attached revised 1003 and 1008 adding the HOA, the T&I are impounded. - Seller-04/06/2026	Resolved-Received HOA verification for 3c. - Due Diligence Vendor-04/08/2026	LTV is less than guideline maximum - Max LTV is 80 Borrower has 60 Required is 80 Borrower has 60 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 736 Required is 660 Borrower has 736 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 30.16 Required is 50 Borrower has 30.16		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8480097
XXXX	305087254	D	B	D	A	C	B	A	A	Closed	FCRE0099	2026-04-03 14:12	2026-04-08 13:37	Resolved	1 - Information	C	A	Credit	Eligibility	Discrepancy between Condo Questionnaire and Appraisal	Resolved-Upon further review, the variance appears to be non-material. - Due Diligence Vendor-04/08/2026

Ready for Review-Please note that it is not our requirement for the Appraisal and Condo Questionnaire to match. We note that the Appraiser does not always have the most up to date information; therefore, we compare the data and use the information provided by the HOA as it would be the most recent and updated information.  - Seller-04/06/2026

																						Open-The Condo Questionnaire and the Appraisal information does not match. Provide proof that the information on the questionnaire and the appraisal match. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/03/2026	Ready for Review-Please note that it is not our requirement for the Appraisal and Condo Questionnaire to match. We note that the Appraiser does not always have the most up to date information; therefore, we compare the data and use the information provided by the HOA as it would be the most recent and updated information. - Seller-04/06/2026	Resolved-Upon further review, the variance appears to be non-material. - Due Diligence Vendor-04/08/2026	LTV is less than guideline maximum - Max LTV is 80 Borrower has 60 Required is 80 Borrower has 60 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 736 Required is 660 Borrower has 736 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 30.16 Required is 50 Borrower has 30.16			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8480074
XXXX	305087254	D	B	D	A	C	B	A	A	Closed	finding-3617	2026-04-02 12:12	2026-04-08 13:30	Resolved	1 - Information	C	A	Compliance	TRID	TRID Initial Closing Disclosure Date and Funding Date Validation Test	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-04/08/2026
Ready for Review-Document Uploaded. See attached - loan disbursed on XXXX - Seller-04/07/2026
																						Open-This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields. ----- Final CD shows disbursement date of XXXX, but closing date is XXXX. Provide evidence the loan did not disburse prior to closing. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. See attached - loan disbursed on XXXX - Seller-04/07/2026	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-04/08/2026	LTV is less than guideline maximum - Max LTV is 80 Borrower has 60 Required is 80 Borrower has 60 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 736 Required is 660 Borrower has 736 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 30.16 Required is 50 Borrower has 30.16		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8456190
XXXX		305087254	D	B	D	A	C	B	A	A	Closed	FCOM1301	2026-04-02 11:40	2026-04-02 12:15	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. ----- Originator waiver applied to non-material findings - Due Diligence Vendor-04/02/2026		Waived-The Home Loan Toolkit disclosure is missing. ----- Originator waiver applied to non-material findings - Due Diligence Vendor-04/02/2026	LTV is less than guideline maximum - Max LTV is 80 Borrower has 60 Required is 80 Borrower has 60 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 736 Required is 660 Borrower has 736 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 30.16 Required is 50 Borrower has 30.16			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8455485
XXXX		305087383	C	A	C	A	C	A	A	A	Closed	FCRE1198	2026-04-08 20:59	2026-04-23 10:56	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Non-Borrowing spouse is 50% owner of business for account used. Per guides, non-borrowing spouse accounts are eligible - updated asset to use full 100% - Due Diligence Vendor-04/23/2026 Open-Audited Reserves of 6.59 month(s) are less than Guideline Required Reserves of 9 month(s) - Due Diligence Vendor-04/09/2026		Resolved-Non-Borrowing spouse is 50% owner of business for account used. Per guides, non-borrowing spouse accounts are eligible - updated asset to use full 100% - Due Diligence Vendor-04/23/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 13.49 Qualifying FICO score is at least 20 points above minimum for program - . Required is 680 Borrower has 773			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8564064
XXXX	305087383	C	A	C	A	C	A	A	A	Closed	finding-47	2026-04-02 12:30	2026-04-08 13:57	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-Received PCCD XXXX, Finding Resolved. - Due Diligence Vendor-04/08/2026
Ready for Review-Document Uploaded. SEE ATTACHED  - Seller-04/06/2026
																						Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. ----- Provide PCCD with disbursement date after the ROR expiration date. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. SEE ATTACHED - Seller-04/06/2026	Resolved-Received PCCD XXXX, Finding Resolved. - Due Diligence Vendor-04/08/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 13.49 Qualifying FICO score is at least 20 points above minimum for program - . Required is 680 Borrower has 773		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8456555
XXXX	305087383	C	A	C	A	C	A	A	A	Closed	finding-3652	2026-04-02 12:30	2026-04-08 13:57	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received coc for decrease in fees. Finding Resolved. - Due Diligence Vendor-04/08/2026
Ready for Review-Document Uploaded. SEE ATTACHED - Seller-04/06/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($34,040.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($34,960.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $34,960 to $34,040 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $920, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. SEE ATTACHED - Seller-04/06/2026	Resolved-Received coc for decrease in fees. Finding Resolved. - Due Diligence Vendor-04/08/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 13.49 Qualifying FICO score is at least 20 points above minimum for program - . Required is 680 Borrower has 773		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8456556
XXXX		305087383	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-04-06 08:00	2026-04-08 13:16	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM for both mortgages with a satisfactory housing payment history. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/08/2026 Ready for Review-Document Uploaded. Please see attached verification of both: XXXX - Seller-04/06/2026 Open-Housing History Does Not Meet Guideline Requirements. Missing VOM with a complete full 12 month history for XXXX for the subject property. - Due Diligence Vendor-04/06/2026	Ready for Review-Document Uploaded. Please see attached verification of both: XXXX - Seller-04/06/2026	Resolved-Received VOM for both mortgages with a satisfactory housing payment history. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/08/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 13.49 Qualifying FICO score is at least 20 points above minimum for program - . Required is 680 Borrower has 773		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8496514
XXXX		305087235	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	305087260	C	B	C	A	B	B	A	A	Closed	FCRE0200	2026-04-08 09:46	2026-04-20 11:40	Resolved	1 - Information	C	A	Credit	Debt	Missing proof of liability not disclosed on credit report	Resolved-Received statements documentation payments made, letter from XXXX was paid in full as of Jan 2026. Lender provided revised 1003/1008 no longer including a payment to XXXX for car installment loan. - Due Diligence Vendor-04/20/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/17/2026
Counter-Received statements and Letter from XXXX indicating auto is paid off. CBR dated 02/24/2026 reflects tradeline open  08/23 with last activity 01/2026. Condition remains. 1003 reflects installment loan with XXXX  with monthly payment $2784,  1008 reflects all other payments used in qualifying $2844. (XXXX)  Please provide new XXXX auto documents to support, or revised 1003/1008 .  - Due Diligence Vendor-04/17/2026
Ready for Review-Document Uploaded. Please see attached confirmation from XXXX that the auto loan has been paid off.  - Seller-04/16/2026
Counter-Missing credit supplement confirming  rate/reference for new auto loan with XXXX - Due Diligence Vendor-04/13/2026
Ready for Review-The statements provided reflect the payment of $2784, to either XXXX, and their financial relationships are handled internally within the group rather than as public, brand-to-brand payments. - Seller-04/10/2026
Counter-Received business bank statements however there is not a XXXX payment on each statement. Document 12 months of business paying the debt. Per the 1003, the monthly amount is $2784 - Due Diligence Vendor-04/10/2026
Ready for Review-Document Uploaded. The payments are based on the Electronic Payments from the borrower's XXXX business bank statements delivered with the loan file.   - Seller-04/08/2026
Open-Missing rate/reference for new auto loan with XXXX - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/17/2026
 Ready for Review-Document Uploaded. Please see attached confirmation from XXXX that the auto loan has been paid off.  - Seller-04/16/2026
 Ready for Review-The statements provided reflect the payment of $2784, to either XXXX, and their financial relationships are handled internally within the group rather than as public, brand-to-brand payments. - Seller-04/10/2026
 Ready for Review-Document Uploaded. The payments are based on the Electronic Payments from the borrower's XXXX business bank statements delivered with the loan file.   - Seller-04/08/2026
																								Resolved-Received statements documentation payments made, letter from XXXX was paid in full as of Jan 2026. Lender provided revised 1003/1008 no longer including a payment to XXXX for car installment loan. - Due Diligence Vendor-04/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 765 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.4		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8547399
XXXX		305087260	C	B	C	A	B	B	A	A	Closed	FCRE1440	2026-04-08 09:31	2026-04-20 11:35	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Satisfactory VOR, no lates in past 8 years. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/10/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/08/2026 Open-Housing History Does Not Meet Guideline Requirements Missing 12 month current rental history on primary residence - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/08/2026	Resolved-Received Satisfactory VOR, no lates in past 8 years. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 765 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.4		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8547091
XXXX		305087260	C	B	C	A	B	B	A	A	Closed	FCRE1506	2026-04-08 09:44	2026-04-10 12:24	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-04/10/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/08/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing VOR - Due Diligence Vendor-04/08/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/08/2026	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-04/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 765 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.4			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8547355
XXXX		305087260	C	B	C	A	B	B	A	A	Closed	FCOM1301	2026-04-04 09:23	2026-04-04 09:23	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. ----- Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/04/2026		Waived-The Home Loan Toolkit disclosure is missing. ----- Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/04/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 765 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.4			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8488000
XXXX		305087361	D	A	D	A	A	A	A	A	Closed	FCRE1764	2026-04-06 09:12	2026-04-09 10:56	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Received CD same lender refi Property 3I, Property 3J, Property 3K, Property 3I, Property 3M, Property 3N, Property 3O, Property 3P, Property 3Q. - Due Diligence Vendor-04/09/2026 Ready for Review-Document Uploaded. - Seller-04/07/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026 Open-Provide loan docs to verify New XXXX loan terms and escrows for the following properties: Property 3I, Property 3J, Property 3K, Property 3I, Property 3M, Property 3N, Property 3O, Property 3P, Property 3Q. - Due Diligence Vendor-04/06/2026	Ready for Review-Document Uploaded. - Seller-04/07/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026	Resolved-Received CD same lender refi Property 3I, Property 3J, Property 3K, Property 3I, Property 3M, Property 3N, Property 3O, Property 3P, Property 3Q. - Due Diligence Vendor-04/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744 Required is 680 Borrower has 744 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.44 Required is 50 Borrower has 41.44		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8497435
XXXX		305087361	D	A	D	A	A	A	A	A	Closed	FCRE0044	2026-04-06 08:56	2026-04-08 15:13	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Received LOX for credit inquiries from CB with no new debt acquired. - Due Diligence Vendor-04/08/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026 Open-LOX for credit inquiries is missing. B2: Provide credit inquiry LOX. - Due Diligence Vendor-04/06/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026	Resolved-Received LOX for credit inquiries from CB with no new debt acquired. - Due Diligence Vendor-04/08/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744 Required is 680 Borrower has 744 Qualifying DTI below maximum allowed - Required is 50 Borrower has 41.44 Required is 50 Borrower has 41.44		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8497204
XXXX		305099668	D	A	D	A	A	A	A	A	Closed	FCRE1764	2026-04-06 12:39	2026-04-09 10:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Received CD refis same lender for Property 3I, Property 3J, Property 3K, Property 3I, Property 3M, Property 3N, Property 3O, Property 3P, Property 3Q. - Due Diligence Vendor-04/09/2026 Ready for Review-Document Uploaded. - Seller-04/07/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026 Open-Provide loan docs to verify New XXXX loan terms and escrows for the following properties: Property 3I, Property 3J, Property 3K, Property 3I, Property 3M, Property 3N, Property 3O, Property 3P, Property 3Q. - Due Diligence Vendor-04/06/2026	Ready for Review-Document Uploaded. - Seller-04/07/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026	Resolved-Received CD refis same lender for Property 3I, Property 3J, Property 3K, Property 3I, Property 3M, Property 3N, Property 3O, Property 3P, Property 3Q. - Due Diligence Vendor-04/09/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.39 Required is 50 Borrower has 42.39 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744 Required is 680 Borrower has 744		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8504413
XXXX		305099668	D	A	D	A	A	A	A	A	Closed	FCRE0044	2026-04-06 12:23	2026-04-09 10:13	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Received B2 LOX for inquiries. XXXX - current loans in process - same lender and CD reflecting new pmts captured in review DTI , and 3/19 no new personal debt established. - Due Diligence Vendor-04/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026 Open-LOX for credit inquiries is missing. B2: Provide Inquiry LOX - Due Diligence Vendor-04/06/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026	Resolved-Received B2 LOX for inquiries. XXXX - current loans in process - same lender and CD reflecting new pmts captured in review DTI , and 3/19 no new personal debt established. - Due Diligence Vendor-04/09/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.39 Required is 50 Borrower has 42.39 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744 Required is 680 Borrower has 744		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8503652
XXXX	305087279	C	A	A	A	C	A	A	A	Closed	finding-47	2026-04-02 14:10	2026-04-08 14:03	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-04/08/2026
Ready for Review-Document Uploaded. See attached - Seller-04/06/2026
																						Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. ----------Option 1: Provide PCCD with disbursement date after the ROR expiration date. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. See attached - Seller-04/06/2026	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-04/08/2026	LTV is less than guideline maximum - Required is 75 Borrower has 48.37 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 712 Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.6		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8459211
XXXX	XXXX	305086844	C	A	C	A	C	A	A	A	Closed	finding-3635	2026-04-02 13:28	2026-04-08 15:09	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received COC for CEMA being approved. Finding Resolved. - Due Diligence Vendor-04/08/2026
Ready for Review-Document Uploaded. coc for fees increase  - Seller-04/06/2026
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($985.00) exceed the comparable charges ($357.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ----- Ten (10%) tolerance fees ( Recording Fee ) increased by $592.30 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $592.30, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations -3 Year(s); Expiration Date: XXXX. ( Change of Circumstance dated XXXX for increase in file, please provide proof of receipt for revised Loan Estimate dated XXXX). - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. coc for fees increase - Seller-04/06/2026	Resolved-Received COC for CEMA being approved. Finding Resolved. - Due Diligence Vendor-04/08/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 809 Credit history exceeds minimum required - Guides require 2 years borrower has had credit since 2000 LTV is less than guideline maximum - Required is 85 Borrower has 64.88		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8458089
XXXX	XXXX	305086844	C	A	C	A	C	A	A	A	Closed	FCRE1148	2026-04-03 13:38	2026-04-08 13:13	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title coverage is sufficient for subject transaction. - Due Diligence Vendor-04/08/2026 Ready for Review-Document Uploaded. schedule A showing loan amount coverage - Seller-04/06/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). The 1st lien loan amount of XXXX is accurate. Borrower has an additional Subordinate Solar Lien of XXXX, both total XXXX - Due Diligence Vendor-04/03/2026	Ready for Review-Document Uploaded. schedule A showing loan amount coverage - Seller-04/06/2026	Resolved-Title coverage is sufficient for subject transaction. - Due Diligence Vendor-04/08/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 809 Credit history exceeds minimum required - Guides require 2 years borrower has had credit since 2000 LTV is less than guideline maximum - Required is 85 Borrower has 64.88		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8479293
XXXX		305087223	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305087331	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	305087227	C	A	C	A	A	A	A	A	Closed	FCRE1151	2026-04-02 15:56	2026-04-29 17:18	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Upon further review, 24 months chain of title was located in the loan file. - Due Diligence Vendor-04/29/2026
Ready for Review-the transfers within 24 month have been verified as Lender noted that Title has provided all transfers within the 24 month period and is supported by the Appraisal report and property profile all reflect one transfer made XXXX to our borrower. Please expedite this to be cleared as soon as possible - Seller-04/28/2026
Counter-Snip of the Appraisal provided, however does not document a 24 month chain of title.  - Due Diligence Vendor-04/23/2026
Ready for Review-no further docs are required - Please expedite this to be cleared as soon as possible - Seller-04/21/2026
Counter-It appears that the subject was a rehab on XXXX, who owned it prior to this purchase. Please have title provide proper chain of title - Due Diligence Vendor-04/07/2026
Ready for Review-Document Uploaded. Lender notes that Title has provided all transfers within the 24 month period and is supported by the Appraisal report and property profile all reflect one transfer made XXXX to our borrower.  - Seller-04/04/2026
Open-Unsatisfactory Chain of Title provided. Provide 24 month chain of title. - Due Diligence Vendor-04/02/2026	Ready for Review-the transfers within 24 month have been verified as Lender noted that Title has provided all transfers within the 24 month period and is supported by the Appraisal report and property profile all reflect one transfer made XXXX to our borrower. Please expedite this to be cleared as soon as possible - Seller-04/28/2026
 Ready for Review-no further docs are required - Please expedite this to be cleared as soon as possible - Seller-04/21/2026
 Ready for Review-Document Uploaded. Lender notes that Title has provided all transfers within the 24 month period and is supported by the Appraisal report and property profile all reflect one transfer made XXXX to our borrower.  - Seller-04/04/2026
																								Resolved-Upon further review, 24 months chain of title was located in the loan file. - Due Diligence Vendor-04/29/2026	LTV is less than guideline maximum - Maximum LTV is 80%; Borrower LTV is 73.15% Required is 80 Borrower has 73.15 Qualifying FICO score is at least 20 points above minimum for program - Minimum FICO required is 700; Borrower FICO is 781. Required is 700 Borrower has 781 DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .80%; Borrower calculate DSCR is 1.054%. Required is 0.8 Borrower has 1.054		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8461525
XXXX		305087227	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-02 16:25	2026-04-07 15:55	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received satisfactory VOR. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/07/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/04/2026 Open-Housing History Does Not Meet Guideline Requirements Missing 12 month housing history for primary residence and subject property. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/04/2026	Resolved-Received satisfactory VOR. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/07/2026	LTV is less than guideline maximum - Maximum LTV is 80%; Borrower LTV is 73.15% Required is 80 Borrower has 73.15 Qualifying FICO score is at least 20 points above minimum for program - Minimum FICO required is 700; Borrower FICO is 781. Required is 700 Borrower has 781 DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .80%; Borrower calculate DSCR is 1.054%. Required is 0.8 Borrower has 1.054		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8462107
XXXX		305087359	D	A	D	A	A	A	A	A	Closed	FCRE0044	2026-04-07 13:17	2026-04-09 15:58	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-LOX for credit inquiries is present in file or not applicable. - Due Diligence Vendor-04/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026 Open-LOX for credit inquiries is missing. B2: Provide Credit Inquiry LOX. - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026	Resolved-LOX for credit inquiries is present in file or not applicable. - Due Diligence Vendor-04/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744 Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.03		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8529807
XXXX		305087359	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-04-07 14:40	2026-04-09 15:47	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-VOM provided. - Due Diligence Vendor-04/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026 Open-Housing History Does Not Meet Guideline Requirements Provide missing VOM verifying XXXX, verifying all properties secured, loan terms and pay history. - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026	Resolved-VOM provided. - Due Diligence Vendor-04/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744 Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.03		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8531990
XXXX		305087359	D	A	D	A	A	A	A	A	Closed	FCRE1764	2026-04-07 13:26	2026-04-09 15:46	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Missing CD's provided for REO's. - Due Diligence Vendor-04/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026 Open-1. Provide loan docs to verify New Cake loan terms and escrows for the following properties: Property 3I, Property 3J, Property 3K, Property 3I, Property 3M, Property 3N, Property 3O, Property 3P, Property 3Q. - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/07/2026	Resolved-Missing CD's provided for REO's. - Due Diligence Vendor-04/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744 Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.03		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8530104
XXXX		305087238	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	305087327	D	A	D	A	C	A	A	A	Closed	FCRE1764	2026-04-06 15:14	2026-04-21 12:51	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Received XXXX reflecting payment of $2078.90 made 2/17/2026, also reflected on XXXX statements. CBr supports 0x30 for 53 mo.+ XXXX statements with pay info loan due 03/2026. Note date XXXX meets pay history. Mortgage mod : XXXX docs support payments extended to the back of loan with new maturity XXXX. CBR 01/05/2026 for XXXX reflects timely payments and decreasing balance supporting no additional mods in period 01/2024-11/2025 meeting seasoning requirements.
 - Due Diligence Vendor-04/21/2026
Ready for Review-Document Uploaded. Please see attached provided Modification agreement was done back in XXXX, as previously stated, the credit report shows mortgage ratings more than 6mos already verified XXXX. see attached proof of February payment on 2.17, this is not 30 days late not a credit hit.  - Seller-04/17/2026
Counter-Mortgage statement provided.  Based on the statement in the loan file, next due is 4/1/2026 appears to be 30 days past due.  Statement reflects a Deferred Principal balance of XXXX. Guidelines state 6 months seasoning required after the loan is paid as agreed (Current).  Loan has not been paid as agreed and we are missing documentation to support the 6 months seasoning requirement.  - Due Diligence Vendor-04/09/2026
Ready for Review-Document Uploaded. The XXXX referenced applies to the borrower’s second home, not the subject primary residence. The mortgage payment in question was submitted a few days past the due date but did not reach 30 days late and therefore does not constitute a derogatory credit event.
The credit report confirms that the mortgage has been rated as never 30 days late for the majority of the loan history, and the borrower’s mortgage statements further support that the account has never been 30 days delinquent. Accordingly, the late payment has no adverse impact on the borrower’s credit standing.

XXXX
 - Seller-04/07/2026
Open-Per most recent mortgage statement provided, mortgage account is showing past due on the primary residence for account ending in XXXX. Missing evidence that account is not past due more than 30 days. - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Please see attached provided Modification agreement was done back in XXXX, as previously stated, the credit report shows mortgage ratings more than 6mos already verified XXXX. see attached proof of February payment on 2.17, this is not 30 days late not a credit hit. - Seller-04/17/2026
 Ready for Review-Document Uploaded. The XXXX referenced applies to the borrower’s second home, not the subject primary residence. The mortgage payment in question was submitted a few days past the due date but did not reach 30 days late and therefore does not constitute a derogatory credit event.
The credit report confirms that the mortgage has been rated as never 30 days late for the majority of the loan history, and the borrower’s mortgage statements further support that the account has never been 30 days delinquent. Accordingly, the late payment has no adverse impact on the borrower’s credit standing.

XXXX - Seller-04/07/2026
																								Resolved-Received XXXX reflecting payment of $2078.90 made 2/17/2026, also reflected on XXXX statements. CBr supports 0x30 for 53 mo.+ XXXX statements with pay info loan due 03/2026. Note date 03/27/2026 meets pay history. Mortgage mod : XXXX docs support payments extended to the back of loan with new maturity XXXX. CBR 01/05/2026 for XXXX reflects timely payments and decreasing balance supporting no additional mods in period 01/2024-11/2025 meeting seasoning requirements. - Due Diligence Vendor-04/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 738 Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.26		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8507841
XXXX	305087327	D	A	D	A	C	A	A	A	Closed	finding-3540	2026-04-02 14:30	2026-04-09 10:32	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Receipt of Letter of Explanation. Finding Resolved. - Due Diligence Vendor-04/09/2026
Ready for Review-Document Uploaded. See attached  - Seller-04/08/2026
Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XXXX" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD XXXX is not signed and there is no evidence of when it was provided to borrower.  Statute of Limitations 3 years- Expiration date is XXXX.

																						- Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. See attached - Seller-04/08/2026	Resolved-Receipt of Letter of Explanation. Finding Resolved. - Due Diligence Vendor-04/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 738 Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.26		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8459620
XXXX	305087327	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-04-02 14:30	2026-04-09 10:32	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received COC for decrease in fees. Finding Resolved. - Due Diligence Vendor-04/09/2026
Ready for Review-Document Uploaded. there was a 1-day lock extension at a cost. CD and COC attached  - Seller-04/08/2026
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($3,101.81) does not exceed or equal the comparable sum of specific and non-specific lender credits ($3,813.30). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $3,813.30 to $3,101.81 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $711.49, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is XXXX.
																						- Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. there was a 1-day lock extension at a cost. CD and COC attached - Seller-04/08/2026	Resolved-Received COC for decrease in fees. Finding Resolved. - Due Diligence Vendor-04/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 738 Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.26		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8459621
XXXX	305087327	D	A	D	A	C	A	A	A	Closed	finding-3634	2026-04-02 14:30	2026-04-09 10:32	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-04/09/2026
Ready for Review-Document Uploaded. Total cure of $560.01- Transfer taxes at $555.50 + MBF and CR at $5.01 = $560.01- Cure CD uploaded  - Seller-04/08/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $5.01.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $5.01 (Mortgage Broker Fee, Credit Report Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $5.01, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX. - Due Diligence Vendor-04/02/2026	Ready for Review-Document Uploaded. Total cure of $560.01- Transfer taxes at $555.50 + MBF and CR at $5.01 = $560.01- Cure CD uploaded - Seller-04/08/2026	Resolved-Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-04/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 738 Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.26		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8459623
XXXX	305087299	D	A	D	A	A	A	A	A	Closed	FCRE1316	2026-04-06 15:34	2026-04-13 12:08	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received PTIN verification for tax preparer, letter had previously been provided. - Due Diligence Vendor-04/13/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-04/09/2026
Counter-Received letter from XXXX indicating borrower is 100% owner and ahs been operating 5 years, tax preparer not affiliated to borrower. Condition remains as PTIN verification is missing, Please provide. - Due Diligence Vendor-04/08/2026
Ready for Review-Document Uploaded. Disagree, XXXX Guideline 5.1.26 has been met, Lender notes the 3.13.206 CPA verification letter is within 60 days of the loan Note closed XXXX, does suffice.  - Seller-04/07/2026
																						Open-Borrower 1 3rd Party VOE Prior to Close Missing Provide 3rd Party Self Employed Verification. - Due Diligence Vendor-04/06/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/09/2026 Ready for Review-Document Uploaded. Disagree, XXXX Guideline 5.1.26 has been met, Lender notes the 3.13.206 CPA verification letter is within 60 days of the loan Note closed XXXX, does suffice. - Seller-04/07/2026	Resolved-Received PTIN verification for tax preparer, letter had previously been provided. - Due Diligence Vendor-04/13/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 733 Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.1		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8509029
XXXX	305087299	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-04-06 17:00	2026-04-13 12:08	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received PTIN verification for tax preparer, letter had previously been provided. - Due Diligence Vendor-04/13/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-04/09/2026
Counter-Pending review of pending PTIN verification missing for Tax preparer letter provided.  - Due Diligence Vendor-04/08/2026
Ready for Review-Document Uploaded. Disagree, XXXX Guideline 5.1.26 has been met, Lender notes the 3.13.206 CPA verification letter is within 60 days of the loan Note closed XXXX, does suffice.  - Seller-04/07/2026
																						Open-Borrower 1 CPA Letter Missing Provide missing CPA Letter for Self Employment. - Due Diligence Vendor-04/06/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/09/2026 Ready for Review-Document Uploaded. Disagree, XXXX Guideline 5.1.26 has been met, Lender notes the 3.13.206 CPA verification letter is within 60 days of the loan Note closed XXXX, does suffice. - Seller-04/07/2026	Resolved-Received PTIN verification for tax preparer, letter had previously been provided. - Due Diligence Vendor-04/13/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 733 Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.1		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8510623
XXXX		305087308	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	305087347	C	B	C	A	C	B	A	A	Closed	FCRE6844	2026-04-08 13:27	2026-04-23 16:23	Resolved	1 - Information	C	A	Credit	Assets	Gift Funds General	Resolved-Received the corrected gift letter and wire transfer supporting the gift in the amount of $14,000.00 was wired to the closing attorney. The source of the gift on the wire and the gift letter is consistent. - Due Diligence Vendor-04/23/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/21/2026
Counter-Received gift letters and sourcing.  Issue:  Gift letter for $14,000 reflects: " (5)  The source of gift is XXXX."  however from transaction history provided,  $14k gift source appears to be XXXX. Please provide revised gift letter mirroring the source /account the funds came from.  - Due Diligence Vendor-04/16/2026
Ready for Review-Document Uploaded. Gift for $5K: transferred prior to close and was fully documented in the delivered loan file, please see attached. Gift for $14K, please see attached. Gift for $90K, please see attached.

 - Seller-04/14/2026
Counter-Received Truist transaction history for XXXX showing a pending wire for 14k on 04/02/2025. Gift letter asset 2 $12k states source is XXXX; asset 3 Gift letter states source is XXXX. Sourcing mismatched for Gift 3. Condition remains. Please provide wires from BOFA 01853 to closing/title for the Gifts/ Assets 2 & 3, or gift letters that mirror the sourcing of gift funds provided. - Due Diligence Vendor-04/10/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/08/2026
																						Open-Missing verification of wire transfers of the 2 gifts for Asset 2 and Asset 3 - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/21/2026 Ready for Review-Document Uploaded. Gift for $5K: transferred prior to close and was fully documented in the delivered loan file, please see attached. Gift for $14K, please see attached. Gift for $90K, please see attached. - Seller-04/14/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/08/2026	Resolved-Received the corrected gift letter and wire transfer supporting the gift in the amount of $14,000.00 was wired to the closing attorney. The source of the gift on the wire and the gift letter is consistent. - Due Diligence Vendor-04/23/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 39.41 LTV is less than guideline maximum - Required is 80 Borrower has 61.54 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 734		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8553715
XXXX		305087347	C	B	C	A	C	B	A	A	Closed	FCRE3091	2026-04-07 19:31	2026-04-10 11:48	Resolved	1 - Information	C	A	Credit	Insurance	Master Policy Expiration Date is Prior To the Note Date	Resolved-Received renewal of master present in file with effective dates from XXXX. - Due Diligence Vendor-04/10/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026 Open-Master Policy Expiration Date of XXXX is Prior To the Transaction Date of XXXX - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026	Resolved-Received renewal of master present in file with effective dates from XXXX. - Due Diligence Vendor-04/10/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 39.41 LTV is less than guideline maximum - Required is 80 Borrower has 61.54 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 734		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8536611
XXXX	305087347	C	B	C	A	C	B	A	A	Closed	finding-3540	2026-04-06 13:56	2026-04-10 09:08	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received acknowledgment borrower received at closing. Finding Resolved. - Due Diligence Vendor-04/10/2026
Ready for Review-Document Uploaded. The CD that was issued on XXXX was a preclosing package that was not provided to the borrower. They signed the CD from XXXX which is the final CD. Provided  - Seller-04/08/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XXXX" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-04/06/2026	Ready for Review-Document Uploaded. The CD that was issued on XXXX was a preclosing package that was not provided to the borrower. They signed the CD from XXXX which is the final CD. Provided - Seller-04/08/2026	Resolved-Received acknowledgment borrower received at closing. Finding Resolved. - Due Diligence Vendor-04/10/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 39.41 LTV is less than guideline maximum - Required is 80 Borrower has 61.54 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 734		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8506385
XXXX		305087347	C	B	C	A	C	B	A	A	Closed	FCOM1301	2026-04-06 12:45	2026-04-06 12:45	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings - Due Diligence Vendor-04/06/2026		Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings - Due Diligence Vendor-04/06/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 39.41 LTV is less than guideline maximum - Required is 80 Borrower has 61.54 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 734			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8504578
XXXX	305087243	C	B	C	A	C	B	A	A	Closed	finding-3352	2026-04-03 12:08	2026-06-25 11:30	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-04/03/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026	Qualifying DTI below maximum allowed - DTI Required is 50.49% Borrower has 42.63%. Required is 50.49 Borrower has 42.63 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 732 Verified employment history exceeds guidelines - The Borrower has been Self Employed for 6.4 years; more than the required 24 months.			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8477393
XXXX		305087243	C	B	C	A	C	B	A	A	Closed	FCOM1301	2026-04-03 11:37	2026-06-24 10:55	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-Originator waiver applied to non-material Findings. - Due Diligence Vendor-06/24/2026 Open-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/03/2026		Waived-Originator waiver applied to non-material Findings. - Due Diligence Vendor-06/24/2026	Qualifying DTI below maximum allowed - DTI Required is 50.49% Borrower has 42.63%. Required is 50.49 Borrower has 42.63 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 732 Verified employment history exceeds guidelines - The Borrower has been Self Employed for 6.4 years; more than the required 24 months.			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8476721
XXXX		305087243	C	B	C	A	C	B	A	A	Closed	FCRE1506	2026-04-07 17:20	2026-04-10 12:46	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received satisfactory VOR. The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-04/10/2026 Ready for Review-Document Uploaded. Document Uploaded. Please see attached VOR that was uploaded to your system. No issues found. Please clear this finding. - Seller-04/08/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing 12 month housing history. - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Document Uploaded. Please see attached VOR that was uploaded to your system. No issues found. Please clear this finding. - Seller-04/08/2026	Resolved-Received satisfactory VOR. The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-04/10/2026	Qualifying DTI below maximum allowed - DTI Required is 50.49% Borrower has 42.63%. Required is 50.49 Borrower has 42.63 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 732 Verified employment history exceeds guidelines - The Borrower has been Self Employed for 6.4 years; more than the required 24 months.		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8534979
XXXX		305087243	C	B	C	A	C	B	A	A	Closed	FCRE1440	2026-04-07 09:24	2026-04-10 12:45	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received satisfactory VOR for 12 months. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/10/2026 Ready for Review-Document Uploaded. Please see attached VOR that was uploaded to your system. No issues found. Please clear this finding. - Seller-04/08/2026 Open-Housing History Does Not Meet Guideline Requirements Provide missing VOR to support $3200 in monthly rents for 12 months. Additional conditions may be applied. - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Please see attached VOR that was uploaded to your system. No issues found. Please clear this finding. - Seller-04/08/2026	Resolved-Received satisfactory VOR for 12 months. Housing History Meets Guideline Requirements - Due Diligence Vendor-04/10/2026	Qualifying DTI below maximum allowed - DTI Required is 50.49% Borrower has 42.63%. Required is 50.49 Borrower has 42.63 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 732 Verified employment history exceeds guidelines - The Borrower has been Self Employed for 6.4 years; more than the required 24 months.		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8522566
XXXX		305087335	C	A	C	A	C	A	A	A	Closed	FCRE6618	2026-04-09 12:33	2026-05-05 16:18	Resolved	1 - Information	C	A	Credit	Borrower	Borrower information on 1003 is incomplete	Resolved-Borrower is a 1099 employee. Borrower has been with current employer for over 1 year and the XXXX 1099 was provided. Prior to current employer the borrower was not employed from XXXX, and prior to gap in employment the borrower was a 1009 employee with XXXX. File contains a letter of explanation from the borrower for the gap in employment. - Due Diligence Vendor-05/05/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/29/2026 Open-Provide an updated 1003 which reflects a complete 2 year employment history. - Due Diligence Vendor-04/09/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/29/2026	Resolved-Borrower is a 1099 employee. Borrower has been with current employer for over 1 year and the XXXX 1099 was provided. Prior to current employer the borrower was not employed from XXXX, and prior to gap in employment the borrower was a 1009 employee with XXXX. File contains a letter of explanation from the borrower for the gap in employment. - Due Diligence Vendor-05/05/2026	Qualifying DTI below maximum allowed - DTI of 23.54% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 23.54 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 747 which exceeds the minimum of 720 Required is 720 Borrower has 747		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8578932
XXXX	305087335	C	A	C	A	C	A	A	A	Closed	FCRE1437	2026-04-09 11:03	2026-05-05 16:05	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-Borrower 2 income docs are a 1099. Per the guidelines, a CPA letter is not required for 1099 income doc type. Also received a letter of explanation from the borrower stating that they states 25% ownership because they are entitled to 100% of their 1009 pay and state that they do not have any actual ownership[ in the company.
 - Due Diligence Vendor-05/05/2026
Ready for Review-Document Uploaded. Please see attached LOE.  - Seller-04/29/2026
Counter-Received explanation regarding XXXX. the request for additional information is to address and support B1 indicating on 1003 SE with ownership interest> 25%.  - Due Diligence Vendor-04/15/2026
Ready for Review-Document Uploaded. The requested information is not required or relevant. As previously noted, this loan was underwritten as an Alt Doc 1yr 1099 . Per 7.5 Alt Doc guidelines a CPA letter is not required. See attached for information regarding XXXX.  - Seller-04/13/2026
Counter-Received explanation doc type 1099 and XXXX. Condition remains.  1- Provide verification of ownership interest in business :  1003 reflects b1 25% ownership interest in XXXX. Missing CPA letter to support ownership interest stated on 1003. 2- Provide documentation supporting XXXX. Additional conditions may apply. ( employees of their own corporations usually pay themselves via w2 not 1099, and multimember LLC receive k1 for their share of income).  - Due Diligence Vendor-04/13/2026
Ready for Review-Also note XXXX. - Seller-04/10/2026
Ready for Review-This loan was underwritten as an Alt Doc 1yr 1099 . Per 7.5 Alt Doc guidelines a CPA letter is not required.
  - Seller-04/10/2026
Open-Income and Employment Do Not Meet Guidelines 1. 1003 reflects Borrower >25% business ownership. Missing CPA letter - needed to verify the borrowers self-employment and ownership percentage and how long been self-employed.
																						2. Provide a letter of explanation regarding the relationship between XXXX (proof of payment on bank statement) and XXXX as listed on the 1003. - Due Diligence Vendor-04/09/2026	Ready for Review-Document Uploaded. Please see attached LOE. - Seller-04/29/2026 Ready for Review-Document Uploaded. The requested information is not required or relevant. As previously noted, this loan was underwritten as an Alt Doc 1yr 1099 . Per 7.5 Alt Doc guidelines a CPA letter is not required. See attached for information regarding XXXX. - Seller-04/13/2026 Ready for Review-Also note XXXX. - Seller-04/10/2026 Ready for Review-This loan was underwritten as an Alt Doc 1yr 1099 . Per 7.5 Alt Doc guidelines a CPA letter is not required. - Seller-04/10/2026	Resolved-Borrower 2 income docs are a 1099. Per the guidelines, a CPA letter is not required for 1099 income doc type. Also received a letter of explanation from the borrower stating that they states 25% ownership because they are entitled to 100% of their 1009 pay and state that they do not have any actual ownership[ in the company. - Due Diligence Vendor-05/05/2026	Qualifying DTI below maximum allowed - DTI of 23.54% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 23.54 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 747 which exceeds the minimum of 720 Required is 720 Borrower has 747		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8575498
XXXX	305087335	C	A	C	A	C	A	A	A	Closed	finding-3634	2026-04-04 17:00	2026-04-10 13:49	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Valid COC provided XXXX - Due Diligence Vendor-04/10/2026
Counter-Received a copy of Final CD already in file. The CD dated XXXX is not signed by the borrower. The disclosure tracking in file for the CD XXXX shows a Presumed received date of XXXX which is after closing. Borrower was not provided 3 day notification of fee increase prior to closing.. - Due Diligence Vendor-04/10/2026
Ready for Review-Document Uploaded. The borrower signed the CD issued on XXXX.  It shows the change in discount points and is within 3 days of the change that occurred on the XXXX CD - Seller-04/09/2026
Counter-Received CD and COC already in file.  * COC in file however Discount Points increased on CD issued XXXX to $71.40. Disclosure Tracking shows a receipt date of XXXX. Transaction/Notary Date is XXXX. Borrower was not provided 3 day notification of fee increase. - Due Diligence Vendor-04/09/2026
Ready for Review-Document Uploaded. See attached COC and CD - Seller-04/08/2026
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $71.40.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).  --- Zero (0%) tolerance fees increased by $71.40 (Discount points) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $71.40, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations -3 Year(s); Expiration Date: XXXX. ** COC in file however Discount Points increased on CD issued XXXX to $71.40.  Disclosure Tracking shows a receipt date of XXXX.  Transaction/Notary Date is XXXX.  Borrower was not provided 3 day notification of fee increase.
																						- Due Diligence Vendor-04/04/2026	Ready for Review-Document Uploaded. The borrower signed the CD issued on XXXX. It shows the change in discount points and is within 3 days of the change that occurred on the XXXX CD - Seller-04/09/2026 Ready for Review-Document Uploaded. See attached COC and CD - Seller-04/08/2026	Resolved-Valid COC provided XXXX, loan closed XXXX- Due Diligence Vendor-04/10/2026	Qualifying DTI below maximum allowed - DTI of 23.54% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 23.54 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 747 which exceeds the minimum of 720 Required is 720 Borrower has 747		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8488215
XXXX		305099666	D	A	D	A	A	A	A	A	Closed	FCRE0044	2026-04-08 10:10	2026-04-09 16:03	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Inquiry lox provided. - Due Diligence Vendor-04/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026 Open-LOX for credit inquiries is missing. B2: Provide credit inquiries LOX. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026	Resolved-Inquiry lox provided. - Due Diligence Vendor-04/09/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.11 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8548002
XXXX		305099666	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-04-08 17:11	2026-04-09 16:02	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-VOM provided. - Due Diligence Vendor-04/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026 Open-Housing History Does Not Meet Guideline Requirements Provide missing VOM verifying XXXX, verifying all properties secured, loan terms and pay history. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026	Resolved-VOM provided. - Due Diligence Vendor-04/09/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.11 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8558056
XXXX		305099666	D	A	D	A	A	A	A	A	Closed	FCRE1764	2026-04-08 10:18	2026-04-09 16:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-CD's provided for REO's. - Due Diligence Vendor-04/09/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026 Open-Provide loan docs to verify New Cake loan terms and escrows for the following properties: Property 3I, Property 3J, Property 3K, Property 3I, Property 3M, Property 3N, Property 3O, Property 3P, Property 3Q. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026	Resolved-CD's provided for REO's. - Due Diligence Vendor-04/09/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.11 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 744		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8548180
XXXX	305087267	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-04-07 22:36	2026-04-28 12:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received corrected 1003 as well as XXXX statement - Due Diligence Vendor-04/28/2026
Ready for Review-The original 1003 incorrectly reflected “XXXX” with loan number XXXX. This has been corrected in the updated 1003 to accurately reflect XXXX as the lender associated with this loan number. Supporting mortgage statement has been provided.

There is no indication in the loan file that XXXX is or was ever associated with the non-subject investment property located at XXXX. The borrower does have other investment properties serviced by XXXX; however, those loans are unrelated to this property.

Additionally, the mortgage for this property does not appear on the borrower’s credit report, and the liability has been documented directly via mortgage statement from XXXX.

As there is no XXXX lien associated with this property, there is no payoff documentation applicable to provide.

Please review the file specific to the subject property and clear this finding. - Seller-04/25/2026
Counter-Received 1003 and mortgage statement.   Provide proof lien with XXXX paid in full.   - Due Diligence Vendor-04/09/2026
Ready for Review-Document Uploaded. Please see attached XXXX Statement for property 3g. Updated 1003 to show lender is XXXX. No issues found. Please clear this finding.  - Seller-04/08/2026
Open-Missing documentation to verify the new mortgage for property 3g. Please provide documentation to confirm full PITI(A). Audit utilized lender's payment from the loan application until the missing documentation can be reviewed. Additional conditions may apply. - Due Diligence Vendor-04/08/2026	Ready for Review-The original 1003 incorrectly reflected “XXXX” with loan number XXXX. This has been corrected in the updated 1003 to accurately reflect XXXX as the lender associated with this loan number. Supporting mortgage statement has been provided.

There is no indication in the loan file that XXXX is or was ever associated with the non-subject investment property located at XXXX. The borrower does have other investment properties serviced by XXXX; however, those loans are unrelated to this property.

Additionally, the mortgage for this property does not appear on the borrower’s credit report, and the liability has been documented directly via mortgage statement from XXXX.

As there is no XXXX lien associated with this property, there is no payoff documentation applicable to provide.

Please review the file specific to the subject property and clear this finding. - Seller-04/25/2026
 Ready for Review-Document Uploaded. Please see attached XXXX mortgage Statement for property 3g. Updated 1003 to show lender is XXXX. No issues found. Please clear this finding.  - Seller-04/08/2026
																								Resolved-Received corrected 1003 as well as XXXX statement - Due Diligence Vendor-04/28/2026	LTV is less than guideline maximum - Required is 85 Borrower has 65 Qualifying DTI below maximum allowed - Required is 50 Borrower has 31 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 750		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8537970
XXXX		305087262	C	B	C	A	B	B	A	A	Closed	FCRE1506	2026-04-08 03:43	2026-06-23 13:33	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received VOR - Due Diligence Vendor-04/10/2026 Ready for Review-Document Uploaded. Please see attached VOR shows no lates - Seller-04/08/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Borrower stated he rented for 4 years paying $2,500 per month. Provide VOR/12 month housing history as required. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached VOR shows no lates - Seller-04/08/2026	Resolved-Received VOR - Due Diligence Vendor-04/10/2026	Qualifying DTI below maximum allowed - . Required is 50.49 Borrower has 33.85 Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 775		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8539651
XXXX		305087262	C	B	C	A	B	B	A	A	Closed	FCRE1440	2026-04-07 11:38	2026-04-10 17:02	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR - Due Diligence Vendor-04/10/2026 Ready for Review-Document Uploaded. Please see attached VOR shows no lates - Seller-04/08/2026 Open-Housing History Does Not Meet Guideline Requirements Borrower stated he rented for 4 years paying $2,500 per month. Provide VOR/12 month housing history as required. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached VOR shows no lates - Seller-04/08/2026	Resolved-Received VOR - Due Diligence Vendor-04/10/2026	Qualifying DTI below maximum allowed - . Required is 50.49 Borrower has 33.85 Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 775		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8527667
XXXX		305087262	C	B	C	A	B	B	A	A	Closed	FCOM1301	2026-04-05 10:27	2026-04-05 10:27	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. ----- Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/05/2026		Waived-The Home Loan Toolkit disclosure is missing. ----- Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/05/2026	Qualifying DTI below maximum allowed - . Required is 50.49 Borrower has 33.85 Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 775			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8488552
XXXX		305087312	C	A	C	A	A	A	C	A	Closed	FCRE1254	2026-04-07 12:31	2026-04-17 12:27	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received PIF receipt for violation. Property Title Issue Resolved - Due Diligence Vendor-04/17/2026 Ready for Review-Document Uploaded. Please see attached Title company provided the Paid receipt of Item 6 as shown on XXXX, *** see bottom of page 1 shows the Violation XXXX - Seller-04/15/2026 Open-Property Title Issue Schedule B, #6 w/attached XXXX at the end of title shows an XXXX with the property & was not paid at closing. - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Please see attached Title company provided the Paid receipt of Item 6 as shown on XXXX, *** see bottom of page 1 shows the Violation XXXX - Seller-04/15/2026	Resolved-Received PIF receipt for violation. Property Title Issue Resolved - Due Diligence Vendor-04/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 767 Required is 700 Borrower has 767 Months Reserves exceed minimum required - Minm 6, Borrower has 21.85		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8528575
XXXX	305087312	C	A	C	A	A	A	C	A	Closed	FCRE0970	2026-04-07 11:56	2026-04-13 09:24	Resolved	1 - Information	C	A	Credit	Eligibility	Appraisal has issues (credit)	Resolved-Appraisal with sketches was provided for 5 units. - Due Diligence Vendor-04/13/2026

Counter-Reviewed comments and Appraisal. There are 3 sketches yet none are numbered/labeled.  Missing other 2 sketches - Due Diligence Vendor-04/10/2026

Ready for Review-Document Uploaded. Lender notes Appraisal report has the 1-Bed Sketch for Units 1A & 1B, which same sketch as per page 23of 40, and  3-Bed Sketches are same for Units 2A, 2B & 2C, same sketch as per page 24 of 40. No further documentation is required, Please expedite this to be cleared as soon as possible  - Seller-04/08/2026

																						Open-Building sketch of all units is missing from the Appraisal. - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Lender notes Appraisal report has the 1-Bed Sketch for Units 1A & 1B, which same sketch as per page 23of 40, and 3-Bed Sketches are same for Units 2A, 2B & 2C, same sketch as per page 24 of 40. No further documentation is required, Please expedite this to be cleared as soon as possible - Seller-04/08/2026	Resolved-Appraisal with sketches was provided for 5 units. - Due Diligence Vendor-04/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 767 Required is 700 Borrower has 767 Months Reserves exceed minimum required - Minm 6, Borrower has 21.85		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8527943
XXXX		305087312	C	A	C	A	A	A	C	A	Closed	FPRO1257	2026-04-08 08:42	2026-04-10 15:24	Resolved	1 - Information	C	A	Property	Value	Primary Property Value is not Substantiated	Resolved-Received the restricted appraisal report(considered a BPO) completed on XXXX and supports the original appraised value of XXXX. - Due Diligence Vendor-04/10/2026 Ready for Review-Document Uploaded. Please see attached XXXX BPO supports Value at XXXX same as appraisal - Seller-04/08/2026 Open-Missing secondary valuation of the appraised value. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached XXXX BPO supports Value at XXXX same as appraisal - Seller-04/08/2026	Resolved-Received the restricted appraisal report(considered a BPO) completed on XXXX and supports the original appraised value of XXXX. - Due Diligence Vendor-04/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 767 Required is 700 Borrower has 767 Months Reserves exceed minimum required - Minm 6, Borrower has 21.85		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8546119
XXXX		305087285	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	305087346	D	B	D	A	C	B	A	A	Closed	finding-3352	2026-04-06 13:43	2026-06-23 15:42	Waived	2 - Non-Material	C	B	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Waived-Originator waiver applied . File contains escrows and a full appraisal prior to closing. - Due Diligence Vendor-04/08/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML guides were met, file contains full appraisal and has escrows” - Due Diligence Vendor-04/08/2026		Waived-Originator waiver applied . File contains escrows and a full appraisal prior to closing. - Due Diligence Vendor-04/08/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 35.33 Months Reserves exceed minimum required - 62.86 mos reserves; 6 mos required Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 738			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8506056
XXXX		305087346	D	B	D	A	C	B	A	A	Closed	FCRE1506	2026-04-08 11:38	2026-06-23 15:07	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received full completed P&L. The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-04/10/2026 Ready for Review-Document Uploaded. Please see attached P&L and CPA letter - Seller-04/08/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing P&L - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached P&L and CPA letter - Seller-04/08/2026	Resolved-Received full completed P&L. The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-04/10/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 35.33 Months Reserves exceed minimum required - 62.86 mos reserves; 6 mos required Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 738		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8551569
XXXX		305087346	D	B	D	A	C	B	A	A	Closed	FCRE1326	2026-04-08 11:30	2026-04-10 13:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing	Resolved-Received Borrower 1 YTD Profit & Loss fully completed - Due Diligence Vendor-04/10/2026 Ready for Review-Document Uploaded. Please see attached P&L and CPA letter - Seller-04/08/2026 Open-Borrower 1 YTD Profit & Loss Missing Missing signed P&L completed by an acceptable 3rd party. Missing beginning and end date of P&L. Missing preparation date of P&L (only and excel formatted document was provided and is not acceptable) - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached P&L and CPA letter - Seller-04/08/2026	Resolved-Received Borrower 1 YTD Profit & Loss fully completed - Due Diligence Vendor-04/10/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 35.33 Months Reserves exceed minimum required - 62.86 mos reserves; 6 mos required Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 738		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8551412
XXXX		305087346	D	B	D	A	C	B	A	A	Closed	FCOM1301	2026-04-06 12:47	2026-04-07 08:25	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material findings. - Due Diligence Vendor-04/06/2026		Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material findings. - Due Diligence Vendor-04/06/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 35.33 Months Reserves exceed minimum required - 62.86 mos reserves; 6 mos required Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 738			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8504645
XXXX	XXXX	305086837	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305086829	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX		305087362	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	305087282	D	B	D	B	A	A	A	A	Closed	FCOM1352	2026-04-08 13:45	2026-04-10 21:21	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Business Purpose Affidavit/Disclosure Missing	Resolved-Received explanation regarding BPA, this loan is not a DSCR or No Ratio loan. - Due Diligence Vendor-04/10/2026
Ready for Review-Please clear this finding as it is not applicable. The Business Purpose Affidavit/Disclosure is only required when the vesting is held in a business entity.

For this loan, title is vested in an individual, as evidenced by the title vesting: XXXX. Additionally, in XXXX, the lender determines the vesting type, and the current vesting reflects individual ownership.

Since the borrower is not a business entity, the requirement for a Business Purpose Affidavit/Disclosure does not apply. - Seller-04/09/2026
																						Open-The Business Purpose Affidavit Disclosure is Missing Business Purpose Affidavit/Disclosure Missing - Due Diligence Vendor-04/08/2026	Ready for Review-Please clear this finding as it is not applicable. The Business Purpose Affidavit/Disclosure is only required when the vesting is held in a business entity. For this loan, title is vested in an individual, as evidenced by the title vesting: XXXX. Additionally, in XXXX, the lender determines the vesting type, and the current vesting reflects individual ownership. Since the borrower is not a business entity, the requirement for a Business Purpose Affidavit/Disclosure does not apply. - Seller-04/09/2026	Resolved-Received explanation regarding BPA, this loan is not a DSCR or No Ratio loan. - Due Diligence Vendor-04/10/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 14.02 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 736 LTV is less than guideline maximum - . Required is 75 Borrower has 43.47			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8554080
XXXX		305087282	D	B	D	B	A	A	A	A	Closed	FCRE6618	2026-04-08 16:13	2026-04-10 09:45	Resolved	1 - Information	C	A	Credit	Borrower	Borrower information on 1003 is incomplete	Resolved-Received revised PC 1003 showing section 5a as investment property - Due Diligence Vendor-04/10/2026 Ready for Review-Document Uploaded. Please see attached PC 1003 showing section 5a as investment property. Please clear this finding. - Seller-04/09/2026 Open-Borrower information on 1003 is incomplete. Subject is an investment and section 5a of the declaration of the 1003 reflects borrower will occupy the property as the primary residence. Provide a revised 1003. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached PC 1003 showing section 5a as investment property. Please clear this finding. - Seller-04/09/2026	Resolved-Received revised PC 1003 showing section 5a as investment property - Due Diligence Vendor-04/10/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 14.02 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 736 LTV is less than guideline maximum - . Required is 75 Borrower has 43.47		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8556927
XXXX		305087282	D	B	D	B	A	A	A	A	Closed	FCRE8201	2026-04-08 16:46	2026-04-08 16:50	Waived	2 - Non-Material	B	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Loan does not conform to program guidelines. Borrower is rent free for the primary residence. Guidelines allow rent free allowed for primary residence and second homes only. Subject is an investment. Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-04/08/2026		Waived-Loan does not conform to program guidelines. Borrower is rent free for the primary residence. Guidelines allow rent free allowed for primary residence and second homes only. Subject is an investment. Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-04/08/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 14.02 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 736 LTV is less than guideline maximum - . Required is 75 Borrower has 43.47	-LTV is 5% less than guideline maximum - Qualifying Fico score is at least 20 points above minimum required for program		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	8557667
XXXX		305087386	D	B	D	B	A	A	A	A	Closed	FCRE8887	2026-04-09 09:47	2026-04-10 14:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Received updated 1003 liabilities - Due Diligence Vendor-04/10/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026 Open-Provide updated 1003 with Liabilities. - Due Diligence Vendor-04/09/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/09/2026	Resolved-Received updated 1003 liabilities - Due Diligence Vendor-04/10/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 30.13%. Required is 50 Borrower has 30.13 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 779 Required is 700 Borrower has 779		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8573697
XXXX		305087386	D	B	D	B	A	A	A	A	Closed	FCRE1440	2026-04-09 10:19	2026-04-09 10:26	Waived	2 - Non-Material	C	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Originator exception granted to allow rent free borrower on investment property, Non-material waiver applied with comp factors. non-material due to FICO and Reserves - Due Diligence Vendor-04/09/2026 Open-Housing History Does Not Meet Guideline Requirements Rent free- Allowed for Primary Residence and Second Homes only. Exception in the file - Due Diligence Vendor-04/09/2026		Waived-Originator exception granted to allow rent free borrower on investment property, Non-material waiver applied with comp factors. non-material due to FICO and Reserves - Due Diligence Vendor-04/09/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 30.13%. Required is 50 Borrower has 30.13 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 779 Required is 700 Borrower has 779	Reserves - Employment > 5 years.		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	8574515
XXXX		305087382	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-04-07 14:35	2026-04-10 11:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received front/back of unexpired US Permanent resident card. - Due Diligence Vendor-04/10/2026 Ready for Review-Document Uploaded. Please see attached permanent resident card that was uploaded to your system. Please clear this finding, - Seller-04/09/2026 Open-Borrower Citizenship Documentation Is Missing Borrower is Permanent Resident Alien. Missing perm resident card only provided XXXX Driver license. - Due Diligence Vendor-04/07/2026	Ready for Review-Document Uploaded. Please see attached permanent resident card that was uploaded to your system. Please clear this finding, - Seller-04/09/2026	Resolved-Received front/back of unexpired US Permanent resident card. - Due Diligence Vendor-04/10/2026	Qualifying DTI below maximum allowed - DTI 34.46 max 50%. Required is 50 Borrower has 34.46 Qualifying FICO score is at least 20 points above minimum for program - Qualifying score 745 min score 680. Required is 680 Borrower has 745 LTV is less than guideline maximum - LTV 62.55% max 80% LTV Required is 80 Borrower has 62.55		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8531902
XXXX		305061903	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305078323	C	B	C	B	A	A	A	A	Closed	FCRE1440	2026-04-08 21:50	2026-04-09 14:33	Waived	2 - Non-Material	C	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Originator exception granted, waiver applied with comp factors. Deemed non material due to Exception to proceed with rent free on investment purchase. Borrower owns multiple investment properties with acceptable payment history. - Due Diligence Vendor-04/09/2026 Open-Housing History Does Not Meet Guideline Requirements Exception to proceed with rent free on investment purchase. Borrower owns multiple investment properties with acceptable payment history. Guideline; Rent free allowed only on primary and second homes. Exception approved - Due Diligence Vendor-04/09/2026		Waived-Originator exception granted, waiver applied with comp factors. Deemed non material due to Exception to proceed with rent free on investment purchase. Borrower owns multiple investment properties with acceptable payment history. - Due Diligence Vendor-04/09/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.77 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 804	FICO 60 points above min. credit 0x30x24 Years on Job 22		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	8564176
XXXX		305087244	C	A	C	A	A	A	A	A	Closed	FCRE9995	2026-04-09 12:38	2026-04-16 16:59	Resolved	1 - Information	C	A	Credit	Income/Employment	Business Narrative Missing or has issues	Resolved-Received Business Narrative. - Due Diligence Vendor-04/16/2026 Ready for Review-Document Uploaded. Please see attached Business Narrative - Seller-04/15/2026 Counter-Received Borrower Certification of Business Purpose already present in file. Condition remains. Per GL Alt doc- P&L loan must complete a business narrative form. - Due Diligence Vendor-04/13/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/10/2026 Open-Business Narrative Missing or has issues. A completed business narrative form is required per guides 7.3. - Due Diligence Vendor-04/09/2026	Ready for Review-Document Uploaded. Please see attached Business Narrative - Seller-04/15/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/10/2026	Resolved-Received Business Narrative. - Due Diligence Vendor-04/16/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 35.24 Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 801		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8578985
XXXX		305087224	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	305087398	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-10 14:16	2026-04-14 10:35	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR for Primary - 0x30x12. Received Mortgage statement for Subject - JAN and FEB payments made on-time - Due Diligence Vendor-04/14/2026
Ready for Review-Document Uploaded. Please see attached XXXX mortgage statement date 3-12-26. it shows account history payment for 01-01-26 and 2-01-26. Also VOR on pg. 6 and pg. 9 shows account is satisfactory for the borrower's primary residence. No issues found. These documents were already uploaded to your system. Please clear this finding.  - Seller-04/13/2026
																						Open-Housing History Does Not Meet Guideline Requirements. Missing a total of (2) months VOM for the subject property. Per guides (first time investors require a 12 month history with no lates). Subject was just recently purchased (missing payments for Jan. and Feb. In addition missing VOR for the borrowers primary residence. - Due Diligence Vendor-04/10/2026	Ready for Review-Document Uploaded. Please see attached XXXX mortgage statement date 3-12-26. it shows account history payment for 01-01-26 and 2-01-26. Also VOR on pg. 6 and pg. 9 shows account is satisfactory for the borrower's primary residence. No issues found. These documents were already uploaded to your system. Please clear this finding. - Seller-04/13/2026	Resolved-Received VOR for Primary - 0x30x12. Received Mortgage statement for Subject - JAN and FEB payments made on-time - Due Diligence Vendor-04/14/2026	Months Reserves exceed minimum required - The Borrower has 18.17 months in reserves; 6 months required. Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 726. Required is 680 Borrower has 726		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8600629
XXXX		305087274	D	B	D	B	A	A	A	A	Closed	FCRE1764	2026-04-09 16:38	2026-04-15 13:50	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Received Final CD - Due Diligence Vendor-04/15/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/13/2026 Open-Property 3a: Provide loan docs to verify terms of New XXXX second mortgage - Due Diligence Vendor-04/09/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/13/2026	Resolved-Received Final CD - Due Diligence Vendor-04/15/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 724 Months Reserves exceed minimum required - Min 6, actual 18.21		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Purchase	NA	N/A	N/A	8583994
XXXX		305087274	D	B	D	B	A	A	A	A	Closed	FCRE1480	2026-04-10 16:25	2026-04-10 16:44	Waived	2 - Non-Material	C	B	Credit	Assets	Asset 2 Does Not Meet Guideline Requirements	Waived-Originator exception granted to allow to proceed with negative account balance, Non-material waiver applied with comp factors. non-material due to Fico 724, DTI 36.42% and 18.21 months reserves. - Due Diligence Vendor-04/10/2026 Open-Asset Record 2 Does Not Meet G/L Requirements Lender Exception: Approved to proceed with negative account balance with $0 overdraft fee. Exception approved. - Due Diligence Vendor-04/10/2026		Waived-Originator exception granted to allow to proceed with negative account balance, Non-material waiver applied with comp factors. non-material due to Fico 724, DTI 36.42% and 18.21 months reserves. - Due Diligence Vendor-04/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 724 Months Reserves exceed minimum required - Min 6, actual 18.21	DTI 5% below program maximum. 24+ month credit history exceeds minimum 11 years on job		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Purchase	NA	Originator Post-Close	Yes	8604574
XXXX	305092144	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-08 13:17	2026-04-20 14:07	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/20/2026

Ready for Review-Document Uploaded. Please see attached Subject VOM reflects never late - Seller-04/17/2026

Counter-Received Lease and 12 months payments for Primary Residence. Still missing VOM for Subject Property - 0x30x12. Additional findings may apply.
 - Due Diligence Vendor-04/14/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-04/13/2026

																						Open-Housing History Does Not Meet Guideline Requirements Provide satisfactory 12 month rental history on the borrower's primary residence and 12 months mortgage history on the subject property. Additional conditions may apply. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Please see attached Subject VOM reflects never late - Seller-04/17/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/13/2026	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 700 Months Reserves exceed minimum required - Min 6, actual 17.11		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8553393
XXXX		305092144	C	A	C	A	A	A	A	A	Closed	FCRE7009	2026-04-08 12:56	2026-04-14 09:23	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Per email from HOI Agent - policy is at 100% Replacement Cost - Due Diligence Vendor-04/14/2026 Ready for Review-Document Uploaded. Lender notes due to XXXX property coverage it is acceptable with the agent’s email stating coverage is at replacement cost. Please see attached email from Insurance agent, this does suffice. - Seller-04/13/2026 Open-Insufficient Coverage Amount for Insured Subject Property. Hazard insurance of XXXX is not sufficient to cover the minimum amount of XXXX. - Due Diligence Vendor-04/08/2026	Ready for Review-Document Uploaded. Lender notes due to XXXX property coverage it is acceptable with the agent’s email stating coverage is at replacement cost. Please see attached email from Insurance agent, this does suffice. - Seller-04/13/2026	Resolved-Per email from HOI Agent - policy is at 100% Replacement Cost - Due Diligence Vendor-04/14/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 700 Months Reserves exceed minimum required - Min 6, actual 17.11		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8553025
XXXX		305078351	C	A	C	A	A	A	A	A	Closed	FCRE0044	2026-04-13 13:03	2026-04-16 15:55	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-LOX received and is noted that the inquiry was from an already opened card for increase that they did not take - Due Diligence Vendor-04/16/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/15/2026 Open-LOX for credit inquiries is missing. credit report reflects 2 inquiries within 90 days. The credit report reflects the XXXX inquiry resulted in a newly opened account on the same day. There is no letter of explanation for the XXXX inquiry. - Due Diligence Vendor-04/13/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/15/2026	Resolved-LOX received and is noted that the inquiry was from an already opened card for increase that they did not take - Due Diligence Vendor-04/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Max FICO is 680 Borrower has 722 Required is 680 Borrower has 722 Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 40.89 Required is 50 Borrower has 40.89		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8627268
XXXX		305061803	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305099629	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305087231	C	B	C	B	B	B	A	A	Closed	FCRE1506	2026-04-13 19:09	2026-04-23 13:43	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-The Final Reviewed QM Status is acceptable. - Due Diligence Vendor-04/23/2026 Ready for Review-Please refer to uploaded documents/rebuttals in related findings. - Seller-04/22/2026 Counter-Pending clarification of total liabilities reflected on 1003/1008. - Due Diligence Vendor-04/16/2026 Ready for Review-Please refer to uploaded documents/rebuttals in related findings. - Seller-04/14/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Pending for income, housing, and asset documentation. - Due Diligence Vendor-04/13/2026	Ready for Review-Please refer to uploaded documents/rebuttals in related findings. - Seller-04/22/2026 Ready for Review-Please refer to uploaded documents/rebuttals in related findings. - Seller-04/14/2026	Resolved-The Final Reviewed QM Status is acceptable. - Due Diligence Vendor-04/23/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.25 Required is 50 Borrower has 29.25 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 742 Required is 660 Borrower has 742			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8637393
XXXX		305087231	C	B	C	B	B	B	A	A	Closed	FCRE1198	2026-04-23 13:34	2026-04-23 13:38	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator exception granted to allow 5.97 months of reserves. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-04/23/2026 Open-Borrower has 5.97 months of reserves and is short the required 6 months reserves. - Due Diligence Vendor-04/23/2026		Waived-Originator exception granted to allow 5.97 months of reserves. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-04/23/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.25 Required is 50 Borrower has 29.25 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 742 Required is 660 Borrower has 742	Required FICO is 660 Borrower has 742 Required LTV is 85 Borrower has 80 Required DTI is 50 Borrower has 29.25		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	8846166
XXXX	305087231	C	B	C	B	B	B	A	A	Closed	FCRE1480	2026-04-13 19:04	2026-04-23 13:35	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Does Not Meet Guideline Requirements	Resolved-Business assets were not used. - Due Diligence Vendor-04/23/2026
Ready for Review-Document Uploaded. Borrower did not use business assets. Borrower did a concurrent loan with XXXX Mortgage for a 2nd TD. The proceeds from that loan were wired directly into this loan. Please see attached CD along with LOE regarding use of business funds. - Seller-04/22/2026
Counter-Received explanation. per GL 9.1 Business accounts may be considered for assets and file MUST include most recent bank statement AND letter of explanation executed by majority business ownership describing potential impact on the business if the funds are used for closing.  This applies to XXXX.  - Due Diligence Vendor-04/16/2026
Ready for Review-Asset 2/XXXX contains $113.68 in verified assets. The borrower was qualified with an asset surplus of $266,240.11. The request for any additional documentation for this account is immaterial and unwarranted. Please escalate and clear this finding.  - Seller-04/14/2026
																						Open-Asset Record 2 Does Not Meet G/L Requirements Missing the most recent bank statement and a Letter of Explanation from the majority of business ownership describing the potential business impact as required per 8.1 for both business accounts with XXXX (Checking and Savings). Most recent month used towards qualifying income and for assets is statement ending 01/30/26. Additional findings may apply. - Due Diligence Vendor-04/13/2026	Ready for Review-Document Uploaded. Borrower did not use business assets. Borrower did a concurrent loan with XXXX Mortgage for a 2nd TD. The proceeds from that loan were wired directly into this loan. Please see attached CD along with LOE regarding use of business funds. - Seller-04/22/2026 Ready for Review-Asset 2/XXXX contains $113.68 in verified assets. The borrower was qualified with an asset surplus of $266,240.11. The request for any additional documentation for this account is immaterial and unwarranted. Please escalate and clear this finding. - Seller-04/14/2026	Resolved-Business assets were not used. - Due Diligence Vendor-04/23/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.25 Required is 50 Borrower has 29.25 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 742 Required is 660 Borrower has 742		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8637373
XXXX	305087231	C	B	C	B	B	B	A	A	Closed	FCRE0200	2026-04-13 18:51	2026-04-20 13:58	Resolved	1 - Information	C	A	Credit	Debt	Missing proof of liability not disclosed on credit report	Resolved-Received confirmation, 2nd lien for 3a. - Due Diligence Vendor-04/20/2026
Ready for Review-Document Uploaded. The $1353 is the monthly payment of a XXXX. Nothing has been counted twice. Please see attached.  - Seller-04/17/2026
Counter-Received CD for new 2nd on REO 3b.  revised 1008 reflects $29,951.66  however PITI subject XXXX. Consumer lender $2409,  REO 3a $7053.60 REO 3b $7211.97 total $28,599.04 unable to identify $1,352.62 is XXXX payment counted twice?  - Due Diligence Vendor-04/16/2026
Ready for Review-Please refer to uploaded documents in other related findings prior to Countering as this was uploaded already. - Seller-04/16/2026
Counter-Pending documents  (CD for new 2nd on REO 3B with XXXX for $282,200 ) that will to determine liabilities. negative rent. - Due Diligence Vendor-04/16/2026
Ready for Review-Document Uploaded. We respectfully disagree. All liabilities are disclosed and documented in the loan file. The liabilities include net loss of -7053.60 and -7211.59 from the borrower's two REOs and $3762 in monthly rev/inst debt payments, all totaling $18,027.19 as per the 1008. See attached 1003 and 1008.  - Seller-04/14/2026
Open-Originator's final 1008 includes monthly debts of $1387 that were not accounted for on the final 1003 or credit report. Auditor qualified the loan with the unknown debt. Additional findings may apply. - Due Diligence Vendor-04/13/2026	Ready for Review-Document Uploaded. The $1353 is the monthly payment of a XXXX. Nothing has been counted twice. Please see attached. - Seller-04/17/2026
 Ready for Review-Please refer to uploaded documents in other related findings prior to Countering as this was uploaded already. - Seller-04/16/2026
 Ready for Review-Document Uploaded. We respectfully disagree. All liabilities are disclosed and documented in the loan file. The liabilities include net loss of -7053.60 and -7211.59 from the borrower's two REOs and $3762 in monthly rev/inst debt payments, all totaling $18,027.19 as per the 1008. See attached 1003 and 1008.  - Seller-04/14/2026
																								Resolved-Received confirmation, 2nd lien for 3a. - Due Diligence Vendor-04/20/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.25 Required is 50 Borrower has 29.25 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 742 Required is 660 Borrower has 742		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8637145
XXXX	305087231	C	B	C	B	B	B	A	A	Closed	FCRE5555	2026-04-13 18:12	2026-04-16 16:33	Resolved	1 - Information	C	A	Credit	Eligibility	Income not reasonable for employment	Resolved-Upon further review EA letter indicates has reviewed previous tax returns, year in business and expense factor. - Due Diligence Vendor-04/16/2026
Ready for Review-We respectfully disagree with this request and this unsubstituted determination. The borrower has been in business for 21 years. It is our position the borrower and their financial representative know what the expense ratio of the business is.  As previously noted, this business has been in operation for 21 years, has 7 employees and a detailed narrative was provided by the borrower regarding the nature of the business. - Seller-04/14/2026
																						Open-Enrolled Agent letter received indicating an expense ratio of 20% which does not seem reasonable for the company's line of work based on industry norms and outgoing expenses from the bank statements. Borrower's business is a XXXX which imposes operational and security restrictions. Industry norms reflect the average expense ratios at 60% to much higher. Per 6.1.1 additional documentation may be required if it is determined that the industry expense ratio is materially different. Enrolled Agent to confirm that the expense factor is inclusive of all XXXX and other expenses and to provide a summary of how the business is able to operate at an expense ratio markedly below industry norms. Additional findings may apply. - Due Diligence Vendor-04/13/2026	Ready for Review-We respectfully disagree with this request and this unsubstituted determination. The borrower has been in business for 21 years. It is our position the borrower and their financial representative know what the expense ratio of the business is. As previously noted, this business has been in operation for 21 years, has 7 employees and a detailed narrative was provided by the borrower regarding the nature of the business. - Seller-04/14/2026	Resolved-Upon further review EA letter indicates has reviewed previous tax returns, year in business and expense factor. - Due Diligence Vendor-04/16/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.25 Required is 50 Borrower has 29.25 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 742 Required is 660 Borrower has 742			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8635978
XXXX	305087231	C	B	C	B	B	B	A	A	Closed	FCRE1440	2026-04-13 18:49	2026-04-16 15:41	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Reviewed CD dateXXXX uploaded in condition XXXX refi of property 3b with new loan amount XXXX monthly payment $2321.59 - Due Diligence Vendor-04/16/2026
Ready for Review-Please refer to uploaded documents in other related findings prior to Countering as this was uploaded already. - Seller-04/16/2026
Counter-Received XXXX mortgage statement reflecting due for 03/01/2026 and Feb 2026 paid 02/12/2026. #1 satisfied. Condition remains pending #2- CD for new 2nd on REO 3B with XXXX for $282,200 and monthly payment of $2,321.59 showing 1st payment is not greater than 45 days before the application date. (3) Additional findings may apply - Due Diligence Vendor-04/16/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/14/2026
																						Open-Housing History Does Not Meet Guideline Requirements Missing (1) Evidence of timely February mortgage payment for XXXX of $4,890.38. Credit shows last reporting January and mortgage statement shows March payment. (2) CD for new 2nd on REO 3B with XXXX and monthly payment of $2,321.59 showing 1st payment is not greater than 45 days before the application date. (3) Additional findings may apply. - Due Diligence Vendor-04/13/2026	Ready for Review-Please refer to uploaded documents in other related findings prior to Countering as this was uploaded already. - Seller-04/16/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/14/2026	Resolved-Reviewed CD date XXXX uploaded in condition XXXX refi of property 3b with new loan amount XXXX monthly payment $2321.59 - Due Diligence Vendor-04/16/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.25 Required is 50 Borrower has 29.25 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 742 Required is 660 Borrower has 742		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8637125
XXXX		305087231	C	B	C	B	B	B	A	A	Closed	FCRE1482	2026-04-13 19:04	2026-04-16 15:37	Resolved	1 - Information	C	A	Credit	Assets	Asset 4 Does Not Meet Guideline Requirements	Resolved-Received CD dated XXXX for cashout refi of REO 3b supporting monthly payment $2321.59 and cash to borrower $275,355.58 ( funds available for this transaction) - Due Diligence Vendor-04/16/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/14/2026 Open-Asset 4 Does Not Meet Guideline Requirements Missing the final CD for new 2nd on REO 3B with XXXX and monthly payment of $2,321.59 and proceeds of $275k which was used towards qualifying. Additional findings may apply. - Due Diligence Vendor-04/13/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/14/2026	Resolved-Received CD dated XXXX for cashout refi of REO 3b supporting monthly payment $2321.59 and cash to borrower $275,355.58 ( funds available for this transaction) - Due Diligence Vendor-04/16/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.25 Required is 50 Borrower has 29.25 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 742 Required is 660 Borrower has 742		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8637375
XXXX		305087231	C	B	C	B	B	B	A	A	Closed	FCOM1301	2026-04-13 09:37	2026-04-13 09:37	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/13/2026		Waived-The Home Loan Toolkit disclosure is missing. -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-04/13/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 29.25 Required is 50 Borrower has 29.25 LTV is less than guideline maximum - Required is 85 Borrower has 80 Required is 85 Borrower has 80 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 742 Required is 660 Borrower has 742			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	8621105
XXXX		305099664	D	B	D	B	A	A	A	A	Closed	FCRE2244	2026-04-14 15:17	2026-05-01 10:33	Waived	2 - Non-Material	C	B	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Waived-Originator Exception granted and in file, waiver applied with comp factors - Due Diligence Vendor-04/15/2026 Open-Property Issues are identified for the property Exception Request: Seeking exception to proceed with subject property XXXX acres. - Due Diligence Vendor-04/14/2026		Waived-Originator Exception granted and in file, waiver applied with comp factors - Due Diligence Vendor-04/15/2026	LTV is less than guideline maximum - Max LTV is 75 Borrower has 65 Required is 75 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 736 Required is 660 Borrower has 736	Comp factors: - LTV 15% below max - Years on job 13		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	8660092
XXXX		305099664	D	B	D	B	A	A	A	A	Closed	FCRE2515	2026-04-21 14:38	2026-04-29 17:55	Resolved	1 - Information	C	A	Credit	Eligibility	Credit history does not meet guidelines	Resolved-Inquiry LOX provided and confirms inquiry from XXXX did not result in new debt. - Due Diligence Vendor-04/29/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/24/2026 Open-***NEW*** Credit Report Refresh dated XXXX reflects an Inquiry from XXXX. Provide signed LOX from borrower - Due Diligence Vendor-04/21/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/24/2026	Resolved-Inquiry LOX provided and confirms inquiry from XXXX did not result in new debt. - Due Diligence Vendor-04/29/2026	LTV is less than guideline maximum - Max LTV is 75 Borrower has 65 Required is 75 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 736 Required is 660 Borrower has 736		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8802026
XXXX	305099664	D	B	D	B	A	A	A	A	Closed	FCRE0044	2026-04-14 15:46	2026-04-21 14:32	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Upon further review, CBR dated XXXX not found. - Due Diligence Vendor-04/21/2026
Ready for Review-Please provide page on Loan packet upload you see the inquiry, We are not seeing " XXXX "  - Seller-04/18/2026
Counter-Received LOX for inquiries on  03/14/2026, indicating no new debt. Missing LOX for inquiry reflected on CBR dated 04/06/2026 reflects inquiry on  04/01/2026 by XXXX.  please obtain - Due Diligence Vendor-04/17/2026
Ready for Review-Document Uploaded. please see attached  - Seller-04/16/2026
																						Open-LOX for credit inquiries is missing. Missing the inquiry letter for the new inquiries on the Undisclosed Credit Monitoring/ Gap Credit report. Upon receipt additional information maybe required. - Due Diligence Vendor-04/14/2026	Ready for Review-Please provide page on Loan packet upload you see the inquiry, We are not seeing " XXXX" - Seller-04/18/2026 Ready for Review-Document Uploaded. please see attached - Seller-04/16/2026	Resolved-Upon further review, CBR dated XXXX not found. - Due Diligence Vendor-04/21/2026	LTV is less than guideline maximum - Max LTV is 75 Borrower has 65 Required is 75 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 736 Required is 660 Borrower has 736		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8660645
XXXX		305099664	D	B	D	B	A	A	A	A	Closed	FCRE8728	2026-04-14 15:57	2026-04-17 13:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Payment History	Resolved-Received documentation for new installment agreement, already reflected on cbr and included in dti. - Due Diligence Vendor-04/17/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/16/2026 Open-Missing proof of the monthly payment with the new trade with XXXX. Upon receipt additional information maybe required. - Due Diligence Vendor-04/14/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/16/2026	Resolved-Received documentation for new installment agreement, already reflected on cbr and included in dti. - Due Diligence Vendor-04/17/2026	LTV is less than guideline maximum - Max LTV is 75 Borrower has 65 Required is 75 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 736 Required is 660 Borrower has 736		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8660849
XXXX		305099664	D	B	D	B	A	A	A	A	Closed	FCRE1440	2026-04-14 15:43	2026-04-17 13:36	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/17/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/15/2026 Open-Housing History Does Not Meet Guideline Requirements Missing proof of the payment history for the most recent 12 months payment history for the XXXX (loan against the subject property). Upon receipt additional information maybe required. - Due Diligence Vendor-04/14/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/15/2026	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/17/2026	LTV is less than guideline maximum - Max LTV is 75 Borrower has 65 Required is 75 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 736 Required is 660 Borrower has 736		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8660557
XXXX		305099614	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	305102255	C	A	A	A	C	A	A	A	Closed	finding-3635	2026-04-17 11:48	2026-04-24 15:38	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received PCCD XXXX with correct fee placement and explanation of fee breakdown. Upon retesting, there is no outstanding 10% tolerance violation. Finding resolved. - Due Diligence Vendor-04/24/2026
Counter-Screenshot sent is insufficient, a COC is required for increase in fees. Finding remains.  - Due Diligence Vendor-04/24/2026
Ready for Review-Document Uploaded. See rebuttal  - Seller-04/22/2026
Counter-Received PCCD XXXX, only some of the fees were addressed. --Ten (10%) tolerance fees (Courier Fee, Processing Fee, Settlement Fee, Tie in Fee, Recording Fee) increased by $1,298.30 without a valid COC in file. Provide a valid and timely COC with explanation for increase OR evidence of refund to borrower or principal reduction in the amount of $988.30, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX - Due Diligence Vendor-04/22/2026
Ready for Review-Document Uploaded. Fees were in the wrong block. See attached and advise  - Seller-04/21/2026
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($7,057.00) exceed the comparable charges ($5,517.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees (Courier Fee, Electronic Recording Service Fee, Notary Fee, Processing Fee, Settlement Fee, Tie in Fee, Title Endorsement Fee, Wire Transfer Fee) increased by $988.30 without a valid COC in file. Provide a valid and timely COC with explanation for increase OR evidence of refund to borrower or principal reduction in the amount of $988.30, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Year(s); Expiration Date: XXXX - Due Diligence Vendor-04/17/2026	Ready for Review-Document Uploaded. See rebuttal - Seller-04/22/2026 Ready for Review-Document Uploaded. Fees were in the wrong block. See attached and advise - Seller-04/21/2026	Resolved-Received PCCD XXXX with correct fee placement and explanation of fee breakdown. Upon retesting, there is no outstanding 10% tolerance violation. Finding resolved. - Due Diligence Vendor-04/24/2026	Months Reserves exceed minimum required - Lender minimum reserves 3m PITIA, borrower reserves 57.16m. Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 751		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Purchase	NA	N/A	N/A	8738228
XXXX		305102336	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-17 16:47	2026-04-21 15:26	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Payment History. - Due Diligence Vendor-04/21/2026 Ready for Review-Document Uploaded. The property was purchased XXXX. Please see attached payment history since time of purchase. - Seller-04/20/2026 Open-Housing History Does Not Meet Guideline Requirements Provide 12 months of payment history for subject property XXXX or VOM. - Due Diligence Vendor-04/17/2026	Ready for Review-Document Uploaded. The property was purchased XXXX. Please see attached payment history since time of purchase. - Seller-04/20/2026	Resolved-Received Payment History. - Due Diligence Vendor-04/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 712. Required is 660 Borrower has 712		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8746882
XXXX		305102308	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-04-21 11:09	2026-06-23 15:11	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/23/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/22/2026 Open-Housing History Does Not Meet Guideline Requirements - Due Diligence Vendor-04/21/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/22/2026	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 748 Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.86		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8796344
XXXX		305102308	D	A	D	A	A	A	A	A	Closed	FCRE1205	2026-04-21 11:32	2026-04-23 12:51	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-XXXX Check Completed and Cleared - Due Diligence Vendor-04/23/2026 Ready for Review-Document Uploaded. See attached XXXX cleared for all. - Seller-04/22/2026 Open-XXXX Check Not Completed and/or Cleared XXXX was not ran for both Sellers, Escrow Agent, Cooperating Sales Associate, Listing Sales Associate, Cooperating Broker, Appraiser and Appraisal Company. - Due Diligence Vendor-04/21/2026	Ready for Review-Document Uploaded. See attached XXXX cleared for all. - Seller-04/22/2026	Resolved-XXXX Check Completed and Cleared - Due Diligence Vendor-04/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 748 Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.86		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8797334
XXXX	305102308	D	A	D	A	A	A	A	A	Closed	FCRE1316	2026-04-21 10:42	2026-04-23 12:47	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-CPA letter provided and verification of license was in the loan file. - Due Diligence Vendor-04/23/2026

Ready for Review-Document Uploaded. The borrower is self-employed. Please see attached CPA letter, as required per guidelines which states "in addition to verifying income, Underwriter must verify the current existence of the business within 60 days of the Note date. Acceptable methods of business verification include; CPA Verification". - Seller-04/22/2026

																						Open-Borrower 1 3rd Party VOE Prior to Close Missing A Verbal VOE from the lender is missing from the loan file. - Due Diligence Vendor-04/21/2026	Ready for Review-Document Uploaded. The borrower is self-employed. Please see attached CPA letter, as required per guidelines which states "in addition to verifying income, Underwriter must verify the current existence of the business within 60 days of the Note date. Acceptable methods of business verification include; CPA Verification". - Seller-04/22/2026	Resolved-CPA letter provided and verification of license was in the loan file. - Due Diligence Vendor-04/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 748 Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.86		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8795701
XXXX		305099677	D	A	D	A	A	A	A	A	Closed	FCRE8700	2026-04-20 15:39	2026-04-22 14:16	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Missing EIN Number for Business Entity	Resolved-Received EIN - Due Diligence Vendor-04/22/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/21/2026 Open-Please provide. - Due Diligence Vendor-04/20/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/21/2026	Resolved-Received EIN - Due Diligence Vendor-04/22/2026	LTV is less than guideline maximum - Maximum LTV is 75%; Borrower LTV is 70% Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 680; Borrower has 722. Required is 680 Borrower has 722		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8777893
XXXX	305099677	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-04-20 14:19	2026-04-22 14:15	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM. - Due Diligence Vendor-04/22/2026

Ready for Review-Document Uploaded. Please see attached. Please note there was only a 1st TD, no 2nd.  - Seller-04/21/2026

																						Open-Housing History Does Not Meet Guideline Requirements Please provide 12 months payment history (both mortgages) for subject property. File contains exception approval for only 11 of 12 months housing history available for subject property. File does not contain the 11 month history required for the exception to be applied. Upon receipt on the 11 months history exception will be considered. Additional conditions may apply upon receipt. - Due Diligence Vendor-04/20/2026	Ready for Review-Document Uploaded. Please see attached. Please note there was only a 1st TD, no 2nd. - Seller-04/21/2026	Resolved-Received VOM. - Due Diligence Vendor-04/22/2026	LTV is less than guideline maximum - Maximum LTV is 75%; Borrower LTV is 70% Required is 75 Borrower has 70 Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 680; Borrower has 722. Required is 680 Borrower has 722		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8775928
XXXX		305102339	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	305102267	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-04-22 10:48	2026-04-27 15:07	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Borrower provided US Passport with an effective date of XXXX. Borrower Citizenship Documentation Provided - Due Diligence Vendor-04/27/2026
Ready for Review-Document Uploaded. Please see attached borrower's US Passport. - Seller-04/24/2026
Counter- If the borrower become a lawful permanent resident (Green Card holder), a new card Social Security without this restriction should be provided. - Due Diligence Vendor-04/24/2026
Ready for Review-The borrower attested and signed the initial and final 1003 indicating they are a US Citizen. The SSN card was issued on XXXX. It is logical to establish that the borrower became a US Citizen sometime during the XXXX years since obtaining the SSN.  - Seller-04/23/2026
																						Open-Provide clarification of US Citizen status, due to Social Security Card uploaded with verbiage, Valid for Work Only with DHS Authorization (Additional Conditions may apply). - Due Diligence Vendor-04/22/2026	Ready for Review-Document Uploaded. Please see attached borrower's US Passport. - Seller-04/24/2026 Ready for Review-The borrower attested and signed the initial and final 1003 indicating they are a US Citizen. The SSN card was issued on XXXX. It is logical to establish that the borrower became a US Citizen sometime during the XXXX years since obtaining the SSN. - Seller-04/23/2026	Resolved-Borrower provided US Passport with an effective date of XXXX. Borrower Citizenship Documentation Provided - Due Diligence Vendor-04/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 722 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 29.98		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8818356
XXXX		305102267	D	A	D	A	A	A	A	A	Closed	FCRE1506	2026-04-22 11:27	2026-04-24 09:36	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Housing history condition was resolved. - Due Diligence Vendor-04/24/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/23/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing rent free letter to confirm housing for current home for the past three months. - Due Diligence Vendor-04/22/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/23/2026	Resolved-Housing history condition was resolved. - Due Diligence Vendor-04/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 722 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 29.98			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8819935
XXXX		305102267	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-04-22 10:29	2026-04-24 09:34	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Rent free letter was provided with property report. - Due Diligence Vendor-04/24/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/23/2026 Open-Housing History Does Not Meet Guideline Requirements Provide Rent Free letter for current rent free status listed on final 1003. (Borrower sold former primary home XXXX and has been residing rent free since that time). - Due Diligence Vendor-04/22/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/23/2026	Resolved-Rent free letter was provided with property report. - Due Diligence Vendor-04/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 722 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 29.98		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8817945
XXXX		305099631	C	B	C	A	A	A	B	B	Closed	FCRE1510	2026-04-20 12:03	2026-05-01 16:21	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description and notary - Due Diligence Vendor-05/01/2026 Ready for Review-Document Uploaded. Please see attached recorded copy of the MTG DOT with legal - Seller-04/30/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Notary and Exhibit A are missing - Due Diligence Vendor-04/20/2026	Ready for Review-Document Uploaded. Please see attached recorded copy of the MTG DOT with legal - Seller-04/30/2026	Resolved-Received complete security instrument inclusive of legal description and notary - Due Diligence Vendor-05/01/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.17 Required is 50 Borrower has 43.17 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 756 Required is 680 Borrower has 756		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	8772354
XXXX		305099631	C	B	C	A	A	A	B	B	Closed	FPRO9876	2026-04-22 13:08	2026-04-22 14:24	Waived	1 - Information	B	B	Property	Value	Review Product 1 > 10% OR Review Product 2 > 10% S&P B Grade	Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. 2 appraisals completed - Due Diligence Vendor-04/22/2026		Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. 2 appraisals completed - Due Diligence Vendor-04/22/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.17 Required is 50 Borrower has 43.17 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 756 Required is 680 Borrower has 756			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	8821848
XXXX		305102325	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305102298	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-21 12:12	2026-04-23 11:25	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History was provided. - Due Diligence Vendor-04/23/2026 Ready for Review-Document Uploaded. - Seller-04/22/2026 Ready for Review-Please see attached VOM for subject investment property that was uploaded to your system. Please clear this finding. - Seller-04/22/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOM for subject property not reporting on credit. - Due Diligence Vendor-04/21/2026	Ready for Review-Document Uploaded. - Seller-04/22/2026 Ready for Review-Please see attached VOM for subject investment property that was uploaded to your system. Please clear this finding. - Seller-04/22/2026	Resolved-Housing History was provided. - Due Diligence Vendor-04/23/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.045 Required is 0.8 Borrower has 1.045 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 778 Required is 700 Borrower has 778		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8798154
XXXX		305102321	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	305102319	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-22 06:09	2026-04-27 14:36	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon further review, subject property was free and clear of mortgages. - Due Diligence Vendor-04/27/2026
Ready for Review-Document Uploaded. Housing History has not been provided for the Subject Property because it was owned F&C as evidenced by the Final CD delivered with he loan file. Please see attached revised 1003/1008.  - Seller-04/23/2026
																						Open-Housing History Does Not Meet Guideline Requirements Acceptable housing history requires evidence that a borrower has made a housing payment for at least the last 12 months whereby that payment history meets the requirements of the XXXX DSCR program. Housing history for the DSCR Doc type is limited to verifying the borrower’s primary residence and the subject property if a refinance transaction. For these properties, VOMs are required on any outstanding mortgages including private mortgages. Housing History has not been provided for Subject Property. - Due Diligence Vendor-04/22/2026	Ready for Review-Document Uploaded. Housing History has not been provided for the Subject Property because it was owned F&C as evidenced by the Final CD delivered with he loan file. Please see attached revised 1003/1008. - Seller-04/23/2026	Resolved-Upon further review, subject property was free and clear of mortgages. - Due Diligence Vendor-04/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 681 LTV is less than guideline maximum - Required is 75 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8813123
XXXX		305102258	C	A	C	A	A	A	A	A	Closed	FCRE8611	2026-04-23 08:40	2026-04-27 14:05	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-Received documentation to support sufficient investor experience. - Due Diligence Vendor-04/27/2026 Ready for Review-Document Uploaded. Lender notes Borrower line of work is XXXX - Seller-04/23/2026 Open-1008 in file reflects the lender considers the borrower an experienced investor due to the borrower working in the XXXX industry. Guidelines state borrowers actively employed in the XXXX industry also qualify as experienced. Please provide evidence that the borrower is actively employed in the XXXX. - Due Diligence Vendor-04/23/2026	Ready for Review-Document Uploaded. Lender notes Borrower line of work is XXXX - Seller-04/23/2026	Resolved-Received documentation to support sufficient investor experience. - Due Diligence Vendor-04/27/2026	Months Reserves exceed minimum required - Reserves = 34 months – Required Reserves = 12 Months Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 700; Borrower has 756. Required is 700 Borrower has 756		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8838811
XXXX		305102258	C	A	C	A	A	A	A	A	Closed	FCRE1194	2026-04-23 08:45	2026-04-27 14:04	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Received documentation to support sufficient investor experience. Audited LTV of 80% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-04/27/2026 Ready for Review-Document Uploaded. Lender notes Borrower line of work is XXXX- Seller-04/23/2026 Open-Audited LTV of 80% exceeds Guideline LTV of 75% Maximum LTV% OF 75% due to borrower being considered a first time investor. - Due Diligence Vendor-04/23/2026	Ready for Review-Document Uploaded. Lender notes Borrower line of work is XXXX - Seller-04/23/2026	Resolved-Received documentation to support sufficient investor experience. Audited LTV of 80% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-04/27/2026	Months Reserves exceed minimum required - Reserves = 34 months – Required Reserves = 12 Months Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 700; Borrower has 756. Required is 700 Borrower has 756		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8838854
XXXX		305102306	D	A	D	A	A	A	A	A	Closed	FCRE0177	2026-04-22 12:30	2026-05-01 15:18	Resolved	1 - Information	D	A	Credit	Eligibility	Missing Third Party Market Rent Source	Resolved-Appraisers Narrative provided, appraiser states nightly rates vary on the season often each week will have a different nightly rate. - Due Diligence Vendor-05/01/2026 Ready for Review-Document Uploaded. Please see attached Addendum and attachments, where the Appraiser provided daily rental rate for entire year. - Seller-04/30/2026 Open-Short term rent analysis in file does not include the daily rental rate as per required by Cake DSCR 7.1.25 guidelines. - Due Diligence Vendor-04/22/2026	Ready for Review-Document Uploaded. Please see attached Addendum and attachments, where the Appraiser provided daily rental rate for entire year. - Seller-04/30/2026	Resolved-Appraisers Narrative provided, appraiser states nightly rates vary on the season often each week will have a different nightly rate. - Due Diligence Vendor-05/01/2026	Months Reserves exceed minimum required - 15 months reserves; 6 months reserves required. Long term residence - Borrower at primary residence for 9 years		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8821128
XXXX	305102306	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-04-22 12:04	2026-05-01 13:52	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received confirmation of primary housing history. Credit report and fraud report support. Mortgage ratings reflecting on credit report for current and previous. - Due Diligence Vendor-05/01/2026
Ready for Review-The primary residence was purchased XXXX. All payments for XXXX are reported on the credit report delivered with the loan file. Borrower's previous residence was at XXXX. The mortgage for this property with XXXX is also reported on the credit report delivered with the loan file. - Seller-04/30/2026
Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory housing history for primary residence. Additional Findings may apply upon receipt.
																						- Due Diligence Vendor-04/22/2026	Ready for Review-The primary residence was purchased XXXX. All payments for XXXX are reported on the credit report delivered with the loan file. Borrower's previous residence was at XXXX. The mortgage for this property with XXXX is also reported on the credit report delivered with the loan file. - Seller-04/30/2026	Resolved-Received confirmation of primary housing history. Credit report and fraud report support. Mortgage ratings reflecting on credit report for current and previous. - Due Diligence Vendor-05/01/2026	Months Reserves exceed minimum required - 15 months reserves; 6 months reserves required. Long term residence - Borrower at primary residence for 9 years			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8820749
XXXX		305102285	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	305102262	B	B	A	A	A	A	B	B	Closed	FPRO0022	2026-04-23 10:16	2026-04-24 09:31	Waived	2 - Non-Material	B	B	Property	Property	FEMA disaster (Public) after appraisal without a PDI or 1004D	Waived-Public XXXX disaster before the appraisal. - Due Diligence Vendor-04/24/2026
Ready for Review-We are requesting reconsideration and clearance of the disaster inspection finding.

This loan is a Non-QM purchase transaction for an investment property using bank statement income qualification. The appraisal was completed on XXXX. Therefore, the appraiser’s inspection reflects the post-disaster condition of the subject property.

The appraiser has provided commentary confirming that the property shows no evidence of damage, remains in the same condition as of the inspection date, and that there has been no impact to marketability or value.

As the property was physically inspected after the disaster event and confirmed to be unaffected, the appraisal sufficiently addresses the current condition of the collateral, mitigating the need for a separate PDI or 1004D.

Based on the above, we respectfully request that this finding be cleared. - Seller-04/23/2026
Open-Public XXXX, Provide Appraiser commentary, the property is free of damage, is in the same condition as the previous inspection, and the marketability and value remain the same. - Due Diligence Vendor-04/23/2026	Ready for Review-We are requesting reconsideration and clearance of the disaster inspection finding.

This loan is a Non-QM purchase transaction for an investment property using bank statement income qualification. The appraisal was completed on XXXX. Therefore, the appraiser’s inspection reflects the post-disaster condition of the subject property.

The appraiser has provided commentary confirming that the property shows no evidence of damage, remains in the same condition as of the inspection date, and that there has been no impact to marketability or value.

As the property was physically inspected after the disaster event and confirmed to be unaffected, the appraisal sufficiently addresses the current condition of the collateral, mitigating the need for a separate PDI or 1004D.

Based on the above, we respectfully request that this finding be cleared. - Seller-04/23/2026
																								Waived-Public XXXX disaster before the appraisal. - Due Diligence Vendor-04/24/2026	On time mortgage history exceeds guideline requirement - On Time Mortgage History = 43 Months Required = 12 months Months Reserves exceed minimum required - Reserves = 34 months – Required Reserves = 12 Months Qualifying DTI below maximum allowed - Required is 50 Borrower has 15.52 Required is 50 Borrower has 15.52			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	8841201
XXXX		305102322	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305102410	D	B	D	B	A	A	A	A	Closed	FCRE0138	2026-04-23 13:53	2026-04-23 13:58	Waived	2 - Non-Material	C	B	Credit	Eligibility	Cash out is more than the maximum allowed per LTV guidelines	Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-04/23/2026 Open-Cash out is over the max allow per guidelines 500,000- The Cash in hand is 630,000.00 Exception provided allowing cash in hand, - Due Diligence Vendor-04/23/2026		Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-04/23/2026	Months Reserves exceed minimum required - Required 6 Verified over 12 months. Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 766 which exceeds the minimum of 680 Required is 680 Borrower has 766 LTV is less than guideline maximum - LTV of 44.03% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 44.03	Reserves 3+ months more than required Fico 20+ above program minimum 24 month credit history exceeds minimum required		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	8846604
XXXX		305102410	D	B	D	B	A	A	A	A	Closed	FCRE1345	2026-04-23 13:55	2026-04-23 13:58	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 1 Lease Agreements Missing	Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-04/23/2026 Open-DSCR-8 units property and leases required regardless of rent roll provided by appraiser-Approved Exception provided to accept appraiser provided rent roll without leases- - Due Diligence Vendor-04/23/2026		Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-04/23/2026	Months Reserves exceed minimum required - Required 6 Verified over 12 months. Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 766 which exceeds the minimum of 680 Required is 680 Borrower has 766 LTV is less than guideline maximum - LTV of 44.03% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 44.03	Reserves 3+ months more than required Fico 20+ above program minimum 24 month credit history exceeds minimum required		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	8846647
XXXX		305102364	C	A	C	A	A	A	A	A	Closed	FCRE1254	2026-04-23 09:47	2026-04-28 10:04	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received documentation from Title Company/Escrow officer items on Title commitment sched B #10 are cleared. - Due Diligence Vendor-04/28/2026 Ready for Review-Document Uploaded. please see attached Title officer has confirmed all item are cleared for Item 10 of the title report. - Seller-04/24/2026 Open-Property Title Issue Verification Schedule B Part 1 # 10 a. & 10 b. are cleared. - Due Diligence Vendor-04/23/2026	Ready for Review-Document Uploaded. please see attached Title officer has confirmed all item are cleared for Item 10 of the title report. - Seller-04/24/2026	Resolved-Received documentation from Title Company/Escrow officer items on Title commitment sched B #10 are cleared. - Due Diligence Vendor-04/28/2026	Qualifying FICO score is at least 20 points above minimum for program - .Required is 720 Borrower has 777 Required is 720 Borrower has 777 Months Reserves exceed minimum required -		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8840210
XXXX		305102364	C	A	C	A	A	A	A	A	Closed	FCRE1148	2026-04-23 09:47	2026-04-28 10:04	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received revised commitment w/sufficient coverage. - Due Diligence Vendor-04/27/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/23/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Title Coverage is Less than Subject Lien(s) Total. - Due Diligence Vendor-04/23/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/23/2026	Resolved-Received revised commitment w/sufficient coverage. - Due Diligence Vendor-04/27/2026	Qualifying FICO score is at least 20 points above minimum for program - .Required is 720 Borrower has 777 Required is 720 Borrower has 777 Months Reserves exceed minimum required -		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8840211
XXXX		305102364	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-23 10:21	2026-04-27 15:16	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon further review, 12 months payment history was located in the loan file. - Due Diligence Vendor-04/27/2026 Ready for Review-Document Uploaded. Lender notes Credit report p14 reflects XXXX as the prior to transfer to XXXX. Please revisit Credit report… - Seller-04/23/2026 Open-Housing History Does Not Meet Guideline Requirements Provide full 12 month history on subject property Mortgage. XXXX only showing a three month rating history. - Due Diligence Vendor-04/23/2026	Ready for Review-Document Uploaded. Lender notes Credit report p14 reflects XXXX as the prior to transfer to XXXX. Please revisit Credit report… - Seller-04/23/2026	Resolved-Upon further review, 12 months payment history was located in the loan file. - Due Diligence Vendor-04/27/2026	Qualifying FICO score is at least 20 points above minimum for program - .Required is 720 Borrower has 777 Required is 720 Borrower has 777 Months Reserves exceed minimum required -		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8841328
XXXX	305102342	D	A	D	A	C	A	A	A	Closed	finding-3352	2026-04-22 10:04	2026-06-25 11:30	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-04/22/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 768 Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 21.98 months.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8817308
XXXX	305102342	D	A	D	A	C	A	A	A	Closed	FCRE7497	2026-04-23 12:32	2026-04-27 12:07	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Mortgage statement provided with evidence of escrows and HOA. - Due Diligence Vendor-04/27/2026
Ready for Review-Document Uploaded. Please see supporting XXXX, however payment is added back to DTI ratio and the REO 3.a. is adjusted as follows  Lender notes all XXXX loans require impounds, the credit report reflects XXXX; The departing residence has a $180 HOA see attached look up of same. With these adjustments DTI ratio is 45.321%. Please expedite this to be cleared as soon as possible - Seller-04/24/2026
																						Open-missing evidence of TIA on REO 3A as reflected on Final 1003 (mortgage is escrowed but confirmation not provided if only for HOA dues). Subject to additional conditions. - Due Diligence Vendor-04/23/2026	Ready for Review-Document Uploaded. Please see supporting XXXX, however payment is added back to DTI ratio and the REO 3.a. is adjusted as follows Lender notes all XXXX loans require impounds, the credit report reflects XXXX; The departing residence has a $180 HOA see attached look up of same. With these adjustments DTI ratio is 45.321%. Please expedite this to be cleared as soon as possible - Seller-04/24/2026	Resolved-Mortgage statement provided with evidence of escrows and HOA. - Due Diligence Vendor-04/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 768 Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 21.98 months.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8844821
XXXX	305102342	D	A	D	A	C	A	A	A	Closed	FCRE1193	2026-04-23 10:59	2026-04-27 12:06	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-The PITIA was verified for property 3a (escrows included in mortgage payment). Credit supplement was not provided for XXXX, just a statement and a scheduled payment, but no verification of the payment. - Due Diligence Vendor-04/27/2026
Ready for Review-Document Uploaded. Please see supporting XXXX, however payment is added back to DTI ratio and the REO 3.a. is adjusted as follows  Lender notes all XXXX loans require impounds, the credit report reflects XXXX; The departing residence has a $180 HOA see attached look up of same. With these adjustments DTI ratio is 45.321%. Please expedite this to be cleared as soon as possible - Seller-04/24/2026
																						Open-Audited DTI of 50.29% exceeds Guideline DTI of 50% Lender states on 1008 that XXXX was Paid Off with verification in file in order to get DTI under 50%. However, no evidence of payoff has been provided in order to exclude or omit this debt. - Due Diligence Vendor-04/23/2026	Ready for Review-Document Uploaded. Please see supporting XXXX, however payment is added back to DTI ratio and the REO 3.a. is adjusted as follows Lender notes all XXXX loans require impounds, the credit report reflects XXXX; The departing residence has a $180 HOA see attached look up of same. With these adjustments DTI ratio is 45.321%. Please expedite this to be cleared as soon as possible - Seller-04/24/2026	Resolved-The PITIA was verified for property 3a (escrows included in mortgage payment). Credit supplement was not provided for XXXX, just a statement and a scheduled payment, but no verification of the payment. - Due Diligence Vendor-04/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 768 Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 21.98 months.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8842191
XXXX	305102342	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-04-23 10:46	2026-04-27 12:03	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-The Final Reviewed QM Status is acceptable. - Due Diligence Vendor-04/27/2026
Ready for Review-Document Uploaded. Please see supporting XXXX, however payment is added back to DTI ratio and the REO 3.a. is adjusted as follows  Lender notes all XXXX loans require impounds, the credit report reflects XXXX; The departing residence has a $180 HOA see attached look up of same. With these adjustments DTI ratio is 45.321%. Please expedite this to be cleared as soon as possible - Seller-04/24/2026
																						Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Status is Pending due to missing evidence of TIA on REO 3A as reflected on Final 1003 (mortgage is escrowed but confirmation not provided if only for HOA dues), in addition to DTI being over 50% as Lender states on 1008 that XXXX was Paid Off with verification in file in order to get DTI under 50%. However, no evidence of payoff has been provided in order to exclude or omit this debt. - Due Diligence Vendor-04/23/2026	Ready for Review-Document Uploaded. Please see supporting XXXX, however payment is added back to DTI ratio and the REO 3.a. is adjusted as follows Lender notes all XXXX loans require impounds, the credit report reflects XXXX; The departing residence has a $180 HOA see attached look up of same. With these adjustments DTI ratio is 45.321%. Please expedite this to be cleared as soon as possible - Seller-04/24/2026	Resolved-The Final Reviewed QM Status is acceptable. - Due Diligence Vendor-04/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 768 Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 21.98 months.		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8841896
XXXX	305102283	D	A	D	A	A	A	A	A	Closed	FCRE0140	2026-04-23 15:10	2026-04-29 15:55	Resolved	1 - Information	C	A	Credit	Eligibility	DSCR loan does not meet program guidelines	Resolved-Subject loan was approved under the XXXX guidelines. Appraiser states the leases were not made available to the appraiser, however actual monthly rents were listed. per the DSCR guidelines, lease agreements are not required if the 1007/1025 lists the rent amounts for the subject. Guidelines also state 100% vacancy is allowed is allowed on 1-4 unit properties, subject is a 2 unit property. - Due Diligence Vendor-04/29/2026
Ready for Review-Document Uploaded. Per the XXXX Matrix (XXXX overlay), the DSCR program allows qualification using market rents, with an applicable LTV reduction of less than 5%.

The borrower’s representative FICO is 736, which permits a maximum LTV of 85% for a rate/term refinance. The subject loan is structured at 80% LTV, which is within allowable limits.

Accordingly, the transaction meets program guidelines despite the current vacancy status, and no issues are identified. Please clear this finding.  - Seller-04/27/2026
																						Open-Per XXXX matrix, on a refinance, max 1 vacancy allowed on 2-4 unit properties. 1025 Comparable Market Data shows both units vacant; no leases provided in file to indicate at least 1 unit is tenant-occupied. - Due Diligence Vendor-04/23/2026	Ready for Review-Document Uploaded. Per the XXXX Matrix (XXXX overlay), the DSCR program allows qualification using market rents, with an applicable LTV reduction of less than 5%. The borrower’s representative FICO is 736, which permits a maximum LTV of 85% for a rate/term refinance. The subject loan is structured at 80% LTV, which is within allowable limits. Accordingly, the transaction meets program guidelines despite the current vacancy status, and no issues are identified. Please clear this finding. - Seller-04/27/2026	Resolved-Subject loan was approved under the XXXX guidelines. Appraiser states the leases were not made available to the appraiser, however actual monthly rents were listed. per the DSCR guidelines, lease agreements are not required if the 1007/1025 lists the rent amounts for the subject. Guidelines also state 100% vacancy is allowed is allowed on 1-4 unit properties, subject is a 2 unit property. - Due Diligence Vendor-04/29/2026	Credit history exceeds minimum required - Credit History = 33 Months Minimum Credit History = 12 Months Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 736		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8848258
XXXX	305102283	D	A	D	A	A	A	A	A	Closed	FCRE0970	2026-04-23 15:24	2026-04-29 14:05	Resolved	1 - Information	C	A	Credit	Eligibility	Appraisal has issues (credit)	Resolved-Received explanation transferred appraisal and overlay for this program which reflects vacant unit(s) at market rent are accepted with -5% LTV adjustment. R/T for loan amount/FICO within GL. - Due Diligence Vendor-04/29/2026
Ready for Review-Document Uploaded. This is a transfer appraisal report. While the appraiser indicated the subject as tenant-occupied, the report also clearly states that no leases are in place and that both units are currently vacant, which aligns with the photographs and market rent section.

As this is a DSCR loan, XXXX guidelines permit the use of market rents for qualification regardless of current occupancy status.

Accordingly, no issues are identified, and no amendment to the appraisal report is required. Please clear his finding or escalate  to management.  - Seller-04/27/2026
																						Open-Appraisal reflects the subject is tenant occupied; however, pictures reflect both units are vacant and market rent section of appraisal notes both units are vacant. Appraiser to amend appraisal report accordingly. - Due Diligence Vendor-04/23/2026	Ready for Review-Document Uploaded. This is a transfer appraisal report. While the appraiser indicated the subject as tenant-occupied, the report also clearly states that no leases are in place and that both units are currently vacant, which aligns with the photographs and market rent section. As this is a DSCR loan, XXXX guidelines permit the use of market rents for qualification regardless of current occupancy status. Accordingly, no issues are identified, and no amendment to the appraisal report is required. Please clear his finding or escalate to management. - Seller-04/27/2026	Resolved-Received explanation transferred appraisal and overlay for this program which reflects vacant unit(s) at market rent are accepted with -5% LTV adjustment. R/T for loan amount/FICO within GL. - Due Diligence Vendor-04/29/2026	Credit history exceeds minimum required - Credit History = 33 Months Minimum Credit History = 12 Months Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 736		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8848552
XXXX		305102283	D	A	D	A	A	A	A	A	Closed	FCRE1158	2026-04-23 15:35	2026-04-29 13:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received Dec page for subject property. - Due Diligence Vendor-04/29/2026 Ready for Review-Document Uploaded. Please see attached Policy Declaration Page. Please clear this finding. - Seller-04/27/2026 Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided HOI policy is missing the policy number. - Due Diligence Vendor-04/23/2026	Ready for Review-Document Uploaded. Please see attached Policy Declaration Page. Please clear this finding. - Seller-04/27/2026	Resolved-Received Dec page for subject property. - Due Diligence Vendor-04/29/2026	Credit history exceeds minimum required - Credit History = 33 Months Minimum Credit History = 12 Months Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 736		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8848766
XXXX		305102317	C	A	C	A	C	A	A	A	Closed	FCRE1506	2026-04-24 07:43	2026-06-23 13:26	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received VOR 0x30. - Due Diligence Vendor-04/28/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/27/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Unable to verify ability to re-pay as VOR is missing. - Due Diligence Vendor-04/24/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/27/2026	Resolved-Received VOR 0x30. - Due Diligence Vendor-04/28/2026	Qualifying DTI below maximum allowed - DTI of 40.12% is below the maximum allowed per guidelines of 50.49% Required is 50.49 Borrower has 40.12 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 723 which exceeds the minimum of 660 Required is 660 Borrower has 723			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8861563
XXXX	305102317	C	A	C	A	C	A	A	A	Closed	finding-3634	2026-04-23 15:53	2026-04-30 10:14	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-04/30/2026
Ready for Review-Document Uploaded. See attached  - Seller-04/29/2026
Counter-Without a COC, you must provide evidence of refund to borrower or principal reduction in the amount of $175.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Years; Expiration Date: XXXX. Simply providing a final signed CD does not meet the fee increase requirements under § 1026.19(e)(3)(iv)(A) through (F). Finding remains - Due Diligence Vendor-04/29/2026
Ready for Review-What additional information do you need? The borrower signed the final CD with the fee disclosed to them - there is no COC to provide as one was not completed. Fee added on XXXX per the CD and borrower signed XXXX. Proof provided.  - Seller-04/28/2026
Counter-Need information that additional fee was brought to borrower's attention at closing. - Due Diligence Vendor-04/28/2026
Ready for Review-Document Uploaded. The $400 was cured on the final CD. A redraw fee was needed as the docs needed to be redrawn. A COC was not completed, but the borrower signed the CD within 3 days of the fee being added. See attached, signed CD with cure and borrowers' acknowledgment.  - Seller-04/27/2026
Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $575.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $575.00 (Document Redraw Fee, and Title - Transaction Coordination) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $175.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations - 3 Years; Expiration Date: XXXX. There was a Lender Credit of $400.00, which was not enough to cure - Due Diligence Vendor-04/23/2026	Ready for Review-Document Uploaded. See attached - Seller-04/29/2026
 Ready for Review-What additional information do you need? The borrower signed the final CD with the fee disclosed to them - there is no COC to provide as one was not completed. Fee added on XXXX per the CD and borrower signed XXXX. Proof provided.  - Seller-04/28/2026
 Ready for Review-Document Uploaded. The $400 was cured on the final CD. A redraw fee was needed as the docs needed to be redrawn. A COC was not completed, but the borrower signed the CD within 3 days of the fee being added. See attached, signed CD with cure and borrowers' acknowledgment.  - Seller-04/27/2026
																								Resolved-Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-04/30/2026	Qualifying DTI below maximum allowed - DTI of 40.12% is below the maximum allowed per guidelines of 50.49% Required is 50.49 Borrower has 40.12 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 723 which exceeds the minimum of 660 Required is 660 Borrower has 723		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8849319
XXXX		305102317	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-04-24 07:18	2026-04-28 14:43	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR 0x30. - Due Diligence Vendor-04/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/27/2026 Open-Housing History Does Not Meet Guideline Requirements Missing VOR for borrower's residence. - Due Diligence Vendor-04/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/27/2026	Resolved-Received VOR 0x30. - Due Diligence Vendor-04/28/2026	Qualifying DTI below maximum allowed - DTI of 40.12% is below the maximum allowed per guidelines of 50.49% Required is 50.49 Borrower has 40.12 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 723 which exceeds the minimum of 660 Required is 660 Borrower has 723		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8861105
XXXX	305102317	C	A	C	A	C	A	A	A	Closed	finding-3532	2026-04-23 15:53	2026-04-28 08:16	Resolved	1 - Information	C	A	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	Resolved-Received signed CD. Finding Resolved. - Due Diligence Vendor-04/28/2026
Ready for Review-Document Uploaded. See attached - Seller-04/27/2026
																						Open-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXXX" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. -----Initial CD XXXX is not signed and there is no evidence in file to determine if it was provided to borrower at least three days prior to closing date of XXXX. Statute of Limitations 3 years- Expiration date is XXXX - Due Diligence Vendor-04/23/2026	Ready for Review-Document Uploaded. See attached - Seller-04/27/2026	Resolved-Received signed CD. Finding Resolved. - Due Diligence Vendor-04/28/2026	Qualifying DTI below maximum allowed - DTI of 40.12% is below the maximum allowed per guidelines of 50.49% Required is 50.49 Borrower has 40.12 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 723 which exceeds the minimum of 660 Required is 660 Borrower has 723		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8849318
XXXX	305102278	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-04-23 15:06	2026-06-25 11:31	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. ----- - Due Diligence Vendor-04/23/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026	Qualifying DTI below maximum allowed - DTI of 36.64% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 36.64 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 725 which exceeds the minimum of 700 Required is 700 Borrower has 725			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8848157
XXXX		305102359	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX		305102266	C	A	A	A	C	A	A	A	Closed	FCOM3957	2026-04-23 13:46	2026-04-28 08:34	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Initial Loan Estimate not provided within 3 days of application	Resolved-Received LE XXXX. Finding Resolved. - Due Diligence Vendor-04/28/2026 Ready for Review-Document Uploaded. Application date is XXXX- LE issued XXXX. See attached - Seller-04/27/2026 Open------Missing initial LE dated within 3 days of Application date. Additional Findings may apply upon receipt. statute of Limitations - 1 year, expiration date XXXX. - Due Diligence Vendor-04/23/2026	Ready for Review-Document Uploaded. Application date is XXXX- LE issued XXXX. See attached - Seller-04/27/2026	Resolved-Received LE XXXX. Finding Resolved. - Due Diligence Vendor-04/28/2026	Qualifying DTI below maximum allowed - DTI of 39.82% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 39.82 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 803 which exceeds the minimum of 680 Required is 680 Borrower has 803		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8846431
XXXX		305102375	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-04-24 16:27	2026-04-29 16:53	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Credit Findings have been resolved. - Due Diligence Vendor-04/29/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/28/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. ATR/QM Pending: Finding added for missing primary VOR. Finding added for additional paystub B1. Finding added for Lender VVOE for B1 B2 employer dated within 10 days of Note date. - Due Diligence Vendor-04/24/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/28/2026	Resolved-Credit Findings have been resolved. - Due Diligence Vendor-04/29/2026	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 16.97m. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 744			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8875620
XXXX		305102375	D	A	D	A	C	A	A	A	Closed	FCRE1440	2026-04-24 16:08	2026-04-29 16:51	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR - Due Diligence Vendor-04/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/28/2026 Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory rental history for the borrowers' primary residence. Subject to additional conditions. - Due Diligence Vendor-04/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/28/2026	Resolved-Received VOR - Due Diligence Vendor-04/29/2026	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 16.97m. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 744		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8875286
XXXX		305102375	D	A	D	A	C	A	A	A	Closed	FCRE1316	2026-04-24 15:40	2026-04-29 16:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received VVOE - Due Diligence Vendor-04/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/28/2026 Open-Borrower 1 3rd Party VOE Prior to Close Missing Provide missing Lender VVOE for B1’s employment, dated within 10 days of Note date. - Due Diligence Vendor-04/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/28/2026	Resolved-Received VVOE - Due Diligence Vendor-04/29/2026	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 16.97m. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 744		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8874787
XXXX		305102375	D	A	D	A	C	A	A	A	Closed	FCRE1332	2026-04-24 15:40	2026-04-29 16:49	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 Paystubs Less Than 1 Month Provided	Resolved-Received 1 month paystubs - Due Diligence Vendor-04/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/28/2026 Open-Borrower 1 Paystubs Less Than 1 Month Provided Provide paystubs equaling 1 full month. (File contained 1 paystub reflecting < 30 days of pay). - Due Diligence Vendor-04/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/28/2026	Resolved-Received 1 month paystubs - Due Diligence Vendor-04/29/2026	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 16.97m. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 744		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8874788
XXXX		305102375	D	A	D	A	C	A	A	A	Closed	FCRE1347	2026-04-24 15:40	2026-04-29 16:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Received VVOE. - Due Diligence Vendor-04/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/28/2026 Open-Borrower 2 3rd Party VOE Prior to Close Missing Provide missing Lender VVOE for B2’s employment, dated within 10 days of Note date. - Due Diligence Vendor-04/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/28/2026	Resolved-Received VVOE. - Due Diligence Vendor-04/29/2026	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 16.97m. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 744		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8874789
XXXX	305102375	D	A	D	A	C	A	A	A	Closed	finding-3532	2026-04-23 13:03	2026-04-29 08:05	Resolved	1 - Information	C	A	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	Resolved-Received disclosure tracking for borrowers receipt of CD. Finding Resolved. - Due Diligence Vendor-04/29/2026
Ready for Review-Document Uploaded. See tracking - borrower didn't sign the CD - Seller-04/28/2026
																						Open-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXXX" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. ----- Initial CD XXXX is not signed and there is no evidence in file to determine if it was provided to borrower at least three days prior to closing date of XXXX. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-04/23/2026	Ready for Review-Document Uploaded. See tracking - borrower didn't sign the CD - Seller-04/28/2026	Resolved-Received disclosure tracking for borrowers receipt of CD. Finding Resolved. - Due Diligence Vendor-04/29/2026	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 16.97m. Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 744		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	8845476
XXXX		305102249	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-04-24 08:54	2026-04-28 14:25	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report. - Due Diligence Vendor-04/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/27/2026 Open-XXXX Check Not Completed and/or Cleared Search not run for borrowers LLC. - Due Diligence Vendor-04/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/27/2026	Resolved-Received Fraud Report. - Due Diligence Vendor-04/28/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Months Reserves exceed minimum required - Min 6, actual 32.24		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8862951
XXXX		305102289	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305102269	D	A	D	A	A	A	A	A	Closed	FCRE1252	2026-04-28 16:23	2026-04-28 16:57	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-After further review- Stewart title chain email reflects the civil suit reflecting on title will be cleared to close.- Condition resolved - Due Diligence Vendor-04/28/2026 Open-Title Document is Incomplete. Missing copy of the Title Supplement reflecting Item #10 (schedule B) for the XXXX, has been omitted. - Due Diligence Vendor-04/28/2026		Resolved-After further review- XXXX chain email reflects the XXXX reflecting on title will be cleared to close.- Condition resolved - Due Diligence Vendor-04/28/2026	Months Reserves exceed minimum required - Months reserves required is 3; qualifying reserves is 118.04 months. DSCR % greater than 1.20 - DSCR is 1.56.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8930716
XXXX		305102302	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305102271	D	A	D	A	A	A	A	A	Closed	FCRE8887	2026-04-27 17:29	2026-04-28 15:35	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-All pages of final signed 1003 provided. - Due Diligence Vendor-04/28/2026 Ready for Review-Document Uploaded. Please see attached - Seller-04/28/2026 Open-Missing all pages of the final 1003. Up receipt additional information maybe required. - Due Diligence Vendor-04/27/2026	Ready for Review-Document Uploaded. Please see attached - Seller-04/28/2026	Resolved-All pages of final signed 1003 provided. - Due Diligence Vendor-04/28/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 21.34 Required is 50 Borrower has 21.34 LTV is less than guideline maximum - Max LTV is 85 Borrower has 77.69 Required is 85 Borrower has 77.69 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 750 Required is 680 Borrower has 750		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8905765
XXXX		305102271	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-04-27 17:11	2026-04-28 15:34	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements. XXXX - Due Diligence Vendor-04/28/2026 Ready for Review-Document Uploaded. Lender notes All REOs have been recently acquired and will not have a total of 12 mo history except for Primary home and REO XXXX.. Mtg history is documented as follows: XXXX - Seller-04/28/2026 Open-Housing History Does Not Meet Guideline Requirements Missing proof of the mortgage payment histories for all mortgages not reflected on the credit report. Upon receipt additional information maybe required. - Due Diligence Vendor-04/27/2026	Ready for Review-Document Uploaded. Lender notes All REOs have been recently acquired and will not have a total of 12 mo history except for Primary home and REO XXXX. Mtg history is documented as follows: * XXXX - Seller-04/28/2026	Resolved-Housing History Meets Guideline Requirements. XXXX. - Due Diligence Vendor-04/28/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 21.34 Required is 50 Borrower has 21.34 LTV is less than guideline maximum - Max LTV is 85 Borrower has 77.69 Required is 85 Borrower has 77.69 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 750 Required is 680 Borrower has 750		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8905331
XXXX	305102388	C	B	C	A	A	A	B	B	Closed	FCRE1440	2026-04-28 09:39	2026-05-01 08:48	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR 0x30. - Due Diligence Vendor-05/01/2026

Ready for Review-We respectfully disagree. The VOR indicated YES for account is satisfactory, which negates the need to complete number of days past due.  - Seller-04/30/2026

Counter-Received VOR.  Missing Part 11 Number of times 30 days past due.  Current is blank - Due Diligence Vendor-04/30/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-04/28/2026

																						Open-Housing History Does Not Meet Guideline Requirements Borrower has rented primary residence for 6 years, no VOR provided to meet guidelines. - Due Diligence Vendor-04/28/2026	Ready for Review-We respectfully disagree. The VOR indicated YES for account is satisfactory, which negates the need to complete number of days past due. - Seller-04/30/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/28/2026	Resolved-Received VOR 0x30. - Due Diligence Vendor-05/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 715 Required is 680 Borrower has 715 Months Reserves exceed minimum required - 6 months required, borrower has 93.276		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8917662
XXXX		305102388	C	B	C	A	A	A	B	B	Closed	FPRO9876	2026-04-28 09:13	2026-04-28 10:45	Waived	1 - Information	B	B	Property	Value	Review Product 1 > 10% OR Review Product 2 > 10% S&P B Grade	Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. Originator waiver applied to non material finding - file contains 2 secondary valuations of which one does not support however lender used the lower value to qualify. - Due Diligence Vendor-04/28/2026		Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. Originator waiver applied to non material finding - file contains 2 secondary valuations of which one does not support however lender used the lower value to qualify. - Due Diligence Vendor-04/28/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 715 Required is 680 Borrower has 715 Months Reserves exceed minimum required - 6 months required, borrower has 93.276			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	8917033
XXXX		305102409	C	A	C	A	A	A	A	A	Closed	FCRE1445	2026-04-28 12:48	2026-04-29 13:23	Resolved	1 - Information	C	A	Credit	Assets	Asset 3 Expired	Resolved-Asset 3 Not Expired Or Not Applicable - Due Diligence Vendor-04/28/2026 Open-Asset 3 Expired - Due Diligence Vendor-04/28/2026		Resolved-Asset 3 Not Expired Or Not Applicable - Due Diligence Vendor-04/28/2026	Credit history exceeds minimum required - Credit History = 166 Months Minimum Credit History = 12 Months Long term residence - Long Term Residence = 5+ years			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8923820
XXXX		305102409	C	A	C	A	A	A	A	A	Closed	FCRE9501	2026-04-28 12:48	2026-04-29 13:23	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Wire confirmation from the lender provided to confirm sufficient assets to close. - Due Diligence Vendor-04/29/2026 Open-Total Qualified Assets Post-Close amount is '$-414.19'. Assets are Insufficient. - Due Diligence Vendor-04/28/2026		Resolved-Wire confirmation from the lender provided to confirm sufficient assets to close. - Due Diligence Vendor-04/29/2026	Credit history exceeds minimum required - Credit History = 166 Months Minimum Credit History = 12 Months Long term residence - Long Term Residence = 5+ years			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8923821
XXXX		305102409	C	A	C	A	A	A	A	A	Closed	FCRE8702	2026-04-27 17:04	2026-04-27 21:31	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Incomplete	Resolved-The Business Entity Formation Document is not incomplete. Cert of Formation in file. - Due Diligence Vendor-04/27/2026 Open-The Business Entity Formation Document is incomplete . Missing fully executed Operating Agreement. Provide page that is executed by the borrower. - Due Diligence Vendor-04/27/2026		Resolved-The Business Entity Formation Document is not incomplete. Cert of Formation in file. - Due Diligence Vendor-04/27/2026	Credit history exceeds minimum required - Credit History = 166 Months Minimum Credit History = 12 Months Long term residence - Long Term Residence = 5+ years			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8905098
XXXX		305102314	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	305061949	C	A	C	A	C	A	A	A	Closed	FCRE0969	2026-05-01 16:31	2026-05-12 14:04	Resolved	1 - Information	B	A	Credit	Closing	Prepayment Penalty Issue	Resolved-Cash out letter provided states they are using it for the purchase of a primary residence. Not business purposes - Due Diligence Vendor-05/12/2026

Ready for Review-Document Uploaded. We closed this NONQM Investment CO loan with a PPP, however their cash out letter states they are using it for the purchase of a primary residence which is not business purposes. Therefore, we should not have had a PPP. You can have a PPP on a NONQM investment loan when the investment loan is a business purpose loan. This is not according to the cash out letter please see attached clear thank u :) - Seller-05/11/2026

Ready for Review-Document Uploaded. We closed this NONQM Investment CO loan with a PPP, however their cash out letter states they are using it for the purchase of a primary residence which is not business purposes. Therefore, we should not have had a PPP. You can have a PPP on a NONQM investment loan when the investment loan is a business purpose loan. This is not according to the cash out letter please see attached clear thank u :) - Seller-05/11/2026

Open-Per guidelines Investment properties listed for sale in the past six months should have a prepayment penalty of 1 year. - Due Diligence Vendor-05/01/2026	Ready for Review-Document Uploaded. We closed this NONQM Investment CO loan with a PPP, however their cash out letter states they are using it for the purchase of a primary residence which is not business purposes. Therefore, we should not have had a PPP. You can have a PPP on a NONQM investment loan when the investment loan is a business purpose loan. This is not according to the cash out letter please see attached clear thank u :) - Seller-05/11/2026

 Ready for Review-Document Uploaded. We closed this NONQM Investment CO loan with a PPP, however their cash out letter states they are using it for the purchase of a primary residence which is not business purposes. Therefore, we should not have had a PPP. You can have a PPP on a NONQM investment loan when the investment loan is a business purpose loan. This is not according to the cash out letter please see attached clear thank u :) - Seller-05/11/2026

																								Resolved-Cash out letter provided states they are using it for the purchase of a primary residence. Not business purposes - Due Diligence Vendor-05/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 688 LTV is less than guideline maximum - Required is 75 Borrower has 62.71 Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.32		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9008624
XXXX		305061949	C	A	C	A	C	A	A	A	Closed	FCRE9580	2026-04-28 18:01	2026-05-01 13:20	Resolved	1 - Information	C	A	Credit	Eligibility	Bankruptcy History does not meet guidelines	Resolved-Upon further review, credit report reflects discharge date of bankruptcy. - Due Diligence Vendor-05/01/2026 Ready for Review-Credit report shows BK discharged - Due Diligence Vendor-04/28/2026 - Seller-04/30/2026 Open-Per guides section 1.5.7, All bankruptcies must be settled a minimum of twelve (12) months. Specific programs may have longer periods, see Product Matrices for details. Evidence of bankruptcy resolution is required. The length of time is measured from the discharge/dismissal date to the Note date. Missing resolution date. - Due Diligence Vendor-04/28/2026	Ready for Review-Credit report shows BK discharged XXXX - Seller-04/30/2026	Resolved-Upon further review, credit report reflects discharge date of bankruptcy. - Due Diligence Vendor-05/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 688 LTV is less than guideline maximum - Required is 75 Borrower has 62.71 Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.32			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8933062
XXXX		305061949	C	A	C	A	C	A	A	A	Closed	FCRE1510	2026-04-27 08:56	2026-04-30 13:43	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-04/30/2026 Ready for Review-Document Uploaded. see attached here you go again thank you :) - Seller-04/29/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Exhibit A is not with the DOT - Due Diligence Vendor-04/27/2026	Ready for Review-Document Uploaded. see attached here you go again thank you :) - Seller-04/29/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-04/30/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 688 LTV is less than guideline maximum - Required is 75 Borrower has 62.71 Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.32		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8888497
XXXX	305102295	C	B	A	A	A	A	C	B	Closed	FPRO1257	2026-04-28 11:19	2026-06-23 15:30	Resolved	1 - Information	C	A	Property	Value	Primary Property Value is not Substantiated	Resolved-Received a CDA dated post close supporting the original appraised value. - Due Diligence Vendor-05/04/2026
Counter-Received Desk Review dated  XXXX post close, condition remains.  Per GL 10.1.5 If the AVM or enhanced desk review reflects a value more than 10% below the appraised value or cannot provide a validation, the file must include either a field review or a second appraisal - Due Diligence Vendor-04/30/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/28/2026
Open-The Primary Property Value is unsubstantiated.  Additional valuation product is required. If the AVM or enhanced desk review reflects a value more than 10% below the appraised value or cannot provide a validation, the file must include either a field review or a second appraisal. While the confidence score is above 90%, the value is also more than 10% below the appraisal value, so field review or second appraisal is required in order to substantiate primary appraisal value.
																						- Due Diligence Vendor-04/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/28/2026	Resolved-Received a CDA dated post close supporting the original appraised value. - Due Diligence Vendor-05/04/2026	LTV is less than guideline maximum - Required is 80 Borrower has 63.82 Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.66 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 733		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8921213
XXXX	305102295	C	B	A	A	A	A	C	B	Closed	FPRO9876	2026-04-28 11:19	2026-05-04 12:47	Waived	1 - Information	B	B	Property	Value	Review Product 1 > 10% OR Review Product 2 > 10% S&P B Grade	Waived-The file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding. - Due Diligence Vendor-05/04/2026

Counter-Pending receipt and review of Field review or second appraisal. - Due Diligence Vendor-04/30/2026

Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/28/2026

																						Open-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. AVM is 19.34% variance below Primary Appraisal Value. Guides require either field review or second appraisal, neither of which is in file. - Due Diligence Vendor-04/28/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-04/28/2026	Waived-The file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding. - Due Diligence Vendor-05/04/2026	LTV is less than guideline maximum - Required is 80 Borrower has 63.82 Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.66 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 733			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	8921215
XXXX		305102399	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305102381	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305102412	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-04-28 17:55	2026-05-01 15:23	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM - Due Diligence Vendor-05/01/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/30/2026 Open-Housing History Does Not Meet Guideline Requirements Provide 12 month mortgage history for subject property. - Due Diligence Vendor-04/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/30/2026	Resolved-Received VOM - Due Diligence Vendor-05/01/2026	Months Reserves exceed minimum required - 5.32 months of reserves exceeds the minimum required of 0 months. Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 692. Required is 660 Borrower has 692		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8932995
XXXX		305102412	D	A	D	A	A	A	A	A	Closed	FCRE1145	2026-04-28 17:41	2026-05-01 15:20	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Received preliminary title report. - Due Diligence Vendor-05/01/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/30/2026 Open-Title Document is missing The title for the subject transaction is missing and must be provided. Additional Findings may apply upon receipt. - Due Diligence Vendor-04/28/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/30/2026	Resolved-Received preliminary title report. - Due Diligence Vendor-05/01/2026	Months Reserves exceed minimum required - 5.32 months of reserves exceeds the minimum required of 0 months. Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 692. Required is 660 Borrower has 692		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	8932859
XXXX	305102389	D	A	D	A	C	A	A	A	Closed	finding-3352	2026-04-29 11:15	2026-06-25 11:32	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-04/29/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/25/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 770 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 42.02			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8949059
XXXX		305102389	D	A	D	A	C	A	A	A	Closed	FCRE7497	2026-04-29 15:38	2026-05-01 16:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received HOA and mortgage statement. - Due Diligence Vendor-05/01/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/30/2026 Open-Property 3b missing 3rd party documentation on HOA Fees. Property 3c missing documentation on full PITIA payments. Subject to additional conditions. - Due Diligence Vendor-04/29/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/30/2026	Resolved-Received HOA and mortgage statement. - Due Diligence Vendor-05/01/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 770 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 42.02		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8957976
XXXX	305102389	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-04-29 11:15	2026-05-01 09:22	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received LOE to go with COC for decrease in fees. Finding Resolved. - Due Diligence Vendor-05/01/2026
Ready for Review-Document Uploaded.  - Seller-04/30/2026
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,000.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,520.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $1,520 to $1,000 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $520.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Statute of Limitations 3 years- Expiration date is XXXX
																						- Due Diligence Vendor-04/29/2026	Ready for Review-Document Uploaded. - Seller-04/30/2026	Resolved-Received LOE to go with COC for decrease in fees. Finding Resolved. - Due Diligence Vendor-05/01/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 770 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 42.02		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	8949057
XXXX		305108392	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305108390	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX		305102397	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
XXXX		305108410	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305102378	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX		305108294	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305108385	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305108368	B	B	A	A	A	A	B	B	Closed	FPRO9876	2026-05-04 13:57	2026-06-23 15:43	Waived	2 - Non-Material	B	B	Property	Value	Review Product 1 > 10% OR Review Product 2 > 10% S&P B Grade	Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. the file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding. - Due Diligence Vendor-05/04/2026		Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. the file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding. - Due Diligence Vendor-05/04/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 725 Months Reserves exceed minimum required - Minm 3, Borrower has 6.35			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	9028171
XXXX		305108362	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX		305108348	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX		305108315	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305108298	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX		305108332	B	B	A	A	A	A	B	B	Closed	FPRO9876	2026-05-05 08:41	2026-05-05 11:26	Waived	1 - Information	B	B	Property	Value	Review Product 1 > 10% OR Review Product 2 > 10% S&P B Grade	Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. The file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding. - Due Diligence Vendor-05/05/2026		Waived-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. The file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding. - Due Diligence Vendor-05/05/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 748 Required is 660 Borrower has 748 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.438 Required is 0.8 Borrower has 1.438 LTV is less than guideline maximum - Required is 80 Borrower has 70.97 Required is 80 Borrower has 70.97			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	9041139
XXXX		305108309	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX		305108299	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX		305108329	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other